[cad 179]

                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND

                            BRINSON U.S. EQUITY FUND

                 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND

                         BRINSON U.S. VALUE EQUITY FUND

                 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND

                       BRINSON INTERNATIONAL EQUITY FUND

                      BRINSON EMERGING MARKETS EQUITY FUND

                    BRINSON U.S. CASH MANAGEMENT PRIME FUND

                            BRINSON SHORT-TERM FUND

                             BRINSON U.S. BOND FUND

                            BRINSON HIGH YIELD FUND

                       BRINSON EMERGING MARKETS DEBT FUND

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

             GLOBAL INSTITUTIONAL ASSET MANAGEMENTTHE BRINSON FUNDS

TABLE OF CONTENTS

Portfolio Managers' Commentary and Schedule of Investments
    Brinson Global Securities Fund                                                 2
    Brinson U.S. Equity Fund                                                      13
    Brinson U.S. Large Capitalization Equity Fund                                 17
    Brinson U.S. Value Equity Fund                                                21
    Brinson U.S. Small Capitalization Equity Fund                                 25
    Brinson International Equity Fund                                             30
    Brinson Emerging Markets Equity Fund                                          36
    Brinson U.S. Cash Management Prime Fund                                       43
    Brinson Short-TermFund                                                        45
    Brinson U.S. Bond Fund                                                        48
    Brinson High Yield Fund                                                       54
    Brinson Emerging Markets Debt Fund                                            61

Statements of Assets and Liabilities                                              68

Statements of Operations                                                          70

Statement of Cash Flows                                                           72

Statements of Changes in Net Assets                                               74

Financial Highlights                                                              79

Notes to Financial Statements                                                     85

BRINSON GLOBAL SECURITIES FUND

Since its inception on April 30, 1995, the Brinson Global Securities Fund has produced an annualized return of 10.04%. The Fund's benchmark, the Global Securities Markets Index*, returned 9.87% for the same period. For the six months ended June 30, 2001, the Brinson Global Securities Fund outperformed its benchmark. During the six months, the Fund dropped 0.04%, compared to the Global Securities Markets Index decline of 5.12%.

Global equity markets were volatile throughout the six-month period, as the outlook for profits and economic growth deteriorated. In the United States, Japan, the United Kingdom and Europe, central banks attempted to mitigate downward trends in economic growth by adopting easier monetary policies. In this regard, the U.S. Federal Reserve was the most aggressive. From January 2001 through June 2001, the Fed trimmed short-term interest rates six times, for a total reduction of 2.75%. In addition, the U.S. Congress voted to cut tax rates over the next several years and to issue tax rebates in the short term. Toward the end of the fiscal year, many investors believed that such monetary and fiscal easing would result in a quicker economic recovery in the United States. Although many global markets rallied slightly, data continued to indicate that U.S. profits remained poor. Many analysts expect U.S. profits to decline by approximately 15% in 2001. However, this figure hides a wide dispersion among sectors: while the U.S. technology sector profits are expected to fall by 60%, the outlook for the energy, healthcare and utility sectors is better.

In Japan, gross domestic product declined sharply. While the election of a new prime minister offered new hope for business and economic reforms, data on business investment and industrial production continued to be weak. Japan's banks remained mired in bad debt, and solving the loan problem could result in a rise in corporate bankruptcies and unemployment.

During the six-month period, analysts downgraded growth expectations for Europe, despite the fact that macroeconomic imbalances were not a major issue within most European economies and exports to the United States were not a significant portion of national income.

The emerging markets of Asia and Latin America faced a number of obstacles. Many Asian countries are highly dependent on the United States, Europe and Japan as markets for their goods and services. As economic growth declined in these large industrial regions, many emerging market countries saw their exports shrink. Fewer exports led to lower earnings, and ultimately, to lower stock prices.

Debt problems and political concerns also affected the emerging markets. Late in the fiscal year, Argentina announced a debt swap program, under which a significant amount of short-term debt would be swapped for longer-term debt. The exchange buys time for Argentina, but the country needs to increase economic growth and reduce government spending if it is going to be successful in paying its creditors.

Brazil began 2001 with a strong fundamental position--high growth, large fiscal surpluses and declining interest rates. However, the country's outlook deteriorated in the first six months of the year because of three shocks; contagion from Argentina, an electricity crises and political uncertainties.

During the period, we maintained the view that there is a significant risk of a hard landing, or recession, in the United States. We have also downgraded prospects for Europe and Japan. In managing the portfolio in this environment, we reduced investments in Treasury Inflation Protected Securities (TIPS), which had performed well and were no longer undervalued. We overweighted the Fund in other types of U.S. bonds, high-yield debt, emerging market debt and emerging market equities. We believe these asset classes are relatively undervalued and that they offer reasonable return prospects and good diversification. We underweighted the Fund in U.S. equities, because our valuation model continued to show significant overvaluation in the U.S. market. We are not expecting the rapid recovery in corporate profits that some analysts are predicting for the second half of 2001.

* AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40% WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY BIG BOND INDEX; 9% SALOMON NON-U.S. GOVERNMENT BOND INDEX (UNHEDGED); 2% JP MORGAN EMBI GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX.

TOTAL RETURN

                                              6 months     1 year      3 years     5 years  Annualized
                                                ended       ended       ended       ended   4/30/95* to
                                               6/30/01     6/30/01     6/30/01     6/30/01    6/30/01
-------------------------------------------------------------------------------------------------------
BRINSON GLOBAL SECURITIES FUND                   -0.04%        5.77%       4.00%       7.91%     10.04%
-------------------------------------------------------------------------------------------------------
GSMI Relationship Fund Index**                   -5.12       -10.55        3.24        8.11       9.87
-------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                  -10.43       -20.16        1.30        8.36       9.92
-------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't. Bond Index     -4.57        -3.07        1.36        2.44       2.59
-------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON GLOBAL SECURITIES FUND.

** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40%
   WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY BIGBOND INDEX; 9% SALOMON NON-U.S. GOVERNMENT BOND INDEX (UNHEDGED); 2% JPMORGAN EMBI GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, GSMI Relationship Fund Index, MSCI World Equity (Free) Index and Salomon Smith Barney World Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL SECURITIES FUND VS. GSMI RELATIONSHIP FUND INDEX, MSCI WORLD EQUITY (FREE) INDEX, AND SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX

[CHART]

             Brinson Global   GSMI Relationship    MSCI World Equity        Salomon Smith Barney
             Securities Fund      Fund Index         (Free) Index        World Government Bond Index
 4/30/95        $100,000           $100,000              $100,000                $100,000
 5/31/95        $103,327           $102,777              $100,870                $102,810
 6/30/95        $104,439           $104,251              $100,799                $103,417
 7/31/95        $106,942           $107,759              $105,809                $103,665
 8/31/95        $108,458           $109,137              $103,418                $100,099
 9/30/95        $110,483           $111,767              $106,427                $102,331
10/31/95        $111,333           $111,367              $104,735                $103,098
11/30/95        $114,689           $115,028              $108,348                $104,263
12/31/95        $117,181           $117,203              $111,491                $105,358
 1/31/96        $119,499           $120,340              $113,542                $104,052
 2/29/96        $119,014           $120,206              $114,201                $103,521
 3/31/96        $120,123           $121,495              $116,062                $103,376
 4/30/96        $121,860           $123,892              $118,755                $102,963
 5/31/96        $122,513           $125,114              $118,814                $102,983
 6/30/96        $123,345           $125,555              $119,408                $103,797
 7/31/96        $121,479           $121,550              $115,157                $105,790
 8/31/96        $123,345           $123,795              $116,481                $106,202
 9/30/96        $127,331           $128,669              $121,013                $106,638
10/31/96        $129,524           $129,946              $121,811                $108,632
11/30/96        $134,752           $135,564              $128,645                $110,066
12/31/96        $134,788           $134,707              $126,574                $109,174
 1/31/97        $136,535           $138,760              $128,093                $106,259
 2/28/97        $137,807           $139,937              $129,514                $105,462
 3/31/97        $135,713           $136,986              $126,885                $104,661
 4/30/97        $137,315           $140,897              $131,009                $103,740
 5/31/97        $143,170           $146,612              $139,079                $106,562
 6/30/97        $147,309           $151,970              $145,991                $107,830
 7/31/97        $152,244           $159,814              $152,707                $106,989
 8/31/97        $148,346           $154,039              $142,338                $106,924
 9/30/97        $153,248           $160,474              $150,039                $109,202
10/31/97        $148,553           $154,596              $142,132                $111,473
11/30/97        $148,774           $157,372              $144,591                $109,768
12/31/97        $150,556           $160,401              $146,326                $109,438
 1/31/98        $152,365           $162,805              $150,394                $110,500
 2/28/98        $158,346           $170,343              $160,530                $111,395
 3/31/98        $162,163           $176,339              $167,272                $110,292
 4/30/98        $162,402           $177,318              $168,878                $112,057
 5/31/98        $161,570           $175,664              $166,733                $112,315
 6/30/98        $160,484           $178,237              $170,652                $112,483
 7/31/98        $160,247           $177,732              $170,361                $112,629
 8/31/98        $147,689           $159,292              $147,618                $115,693
 9/30/98        $152,719           $162,998              $150,216                $121,848
10/31/98        $158,546           $170,796              $163,796                $125,454
11/30/98        $162,850           $179,271              $173,525                $123,685
12/31/98        $164,989           $184,276              $181,976                $126,172
 1/31/99        $165,273           $188,277              $185,907                $125,011
 2/28/99        $160,936           $184,894              $180,943                $120,998
 3/31/99        $163,722           $191,187              $188,416                $121,300
 4/30/99        $170,446           $198,545              $195,858                $121,252
 5/31/99        $167,420           $194,445              $188,612                $119,215
 6/30/99        $169,486           $200,874              $197,344                $117,129
 7/31/99        $169,266           $197,710              $196,733                $119,998
 8/31/99        $166,730           $197,045              $196,339                $120,550
 9/30/99        $164,586           $195,288              $194,395                $122,431
10/31/99        $164,564           $202,511              $204,465                $122,370
11/30/99        $165,775           $208,596              $210,190                $121,085
12/31/99        $168,271           $220,157              $227,173                $120,794
 1/31/00        $163,252           $214,552              $214,134                $118,221
 2/29/00        $161,036           $219,871              $214,690                $117,370
 3/31/00        $166,531           $227,247              $229,504                $121,008
 4/30/00        $166,719           $221,180              $219,773                $117,051
 5/31/00        $167,419           $216,769              $214,191                $117,964
 6/30/00        $170,690           $223,228              $221,366                $120,831
 7/31/00        $169,979           $221,348              $215,102                $118,789
 8/31/00        $172,285           $230,317              $222,071                $117,898
 9/30/00        $169,341           $223,591              $210,234                $117,662
10/31/00        $169,296           $221,425              $206,682                $116,168
11/30/00        $170,987           $210,876              $194,115                $118,480
12/31/00        $180,415           $213,710              $197,221                $122,721
 1/31/01        $185,394           $220,296              $201,106                $122,562
 2/28/01        $182,279           $208,849              $184,093                $122,513
 3/31/01        $176,264           $201,516              $171,869                $118,984
 4/30/01        $180,900           $210,860              $184,484                $118,556
 5/31/01        $181,407           $211,494              $181,901                $118,200
 6/30/01        $180,355           $208,861              $176,190                $117,113

4/30/95 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

ASSET ALLOCATION

AS OF JUNE 30, 2001 (UNAUDITED)

                                          Current
                              Benchmark  Strategy
-------------------------------------------------
U.S. Equities                    40.0%     33.5%
International Equities           22.0      19.5
Emerging Markets Equities         3.0       4.5
Dollar Bonds                     21.0      25.0
High Yield Bonds                  3.0       6.5
International Bonds               9.0       7.5
Emerging Markets Debt             2.0       3.5
Cash Equivalents                  0.0       0.0
-------------------------------------------------
                                100.0%    100.0%

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                       Percent of
                                       Net Assets
--------------------------------------------------
 1. Allergan, Inc.                        1.28%
 2. Burlington Northern Santa Fe Corp.    1.12
 3. Wells Fargo and Co.                   1.10
 4. Microsoft Corp.                       1.06
 5. Baxter International, Inc.            0.98
 6. Freddie Mac                           0.93
 7. GPU, Inc.                             0.92
 8. Advanced Micro Devices, Inc.          0.86
 9. Masco Corp.                           0.83
10. Johnson & Johnson Co.                 0.82
--------------------------------------------------

CURRENCY ALLOACATION

AS OF JUNE 30, 2001 (UNAUDITED)

                                         Current
                              Benchmark Strategy
------------------------------------------------
U.S.                             66.0%     52.9%
Canada                            8.6       2.7
Euro                              5.1       0.0
Other Europe                     12.1      25.2
U.K.                              2.5       2.5
Japan                             1.4       5.4
Asia (Ex-Japan)                   3.0       4.5
Australia/New Zealand             0.6       0.2
Emerging Markets                  0.7       6.6
------------------------------------------------
                                100.0%    100.0%

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                          Percent of
                                          Net Assets
----------------------------------------------------
 1. U.S. Treasury Note
    6.500%, due 02/15/10                     2.41%
 2. Federal National Mortgage Association
    7.000%, due 09/01/23                     1.42
 3. U.S. Treasury Note
    5.750%, due 08/15/03                     1.07
 4. U.S. Treasury Note
    7.000%, due 07/15/06                     1.01
 5. U.S. Treasury Bond
    6.625%, due 02/15/27                     0.66
 6. Buoni Poliennali Del Tes
    6.000%, due 11/01/07                     0.62
 7. Fannie Mae
    7.125%, due 01/15/30                     0.49
 8. Bundesrepublik Deutschland
    4.500%, due 07/04/09                     0.42
 9. Government of France (BTAN)
    4.500%, due 07/12/02                     0.37
10. Depfa Pfandbrief Bank
    5.750%, due 03/04/09                     0.36
----------------------------------------------------

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

U.S. EQUITIES
Basic Industries
   Chemicals                                   1.21%
   Housing/Paper                               0.93
   Metals                                      0.83
                                             ------
                                               2.97
Capital Investment
   Capital Goods                               1.50
   Electronic Components                       2.36
                                             ------
                                               3.86
Computers
   Software                                    1.47
   Systems                                     0.94
                                             ------
                                               2.41
Consumer
   Autos/Durables                              1.06
   Food/House Products                         1.33
   Health: Drugs                               4.33
   Health: Non-Drugs                           2.85
   Leisure/Tourism                             0.45
   Retail/Apparel                              2.18
                                             ------
                                              12.20
Financial
   Banks                                       2.90
   Non-Banks                                   4.15
                                             ------
                                               7.05

Energy                                         0.95
Services/Miscellaneous                         2.60
Telecommunications                             2.36
Transportation                                 1.78
U.S. Small Capitalization Equity               2.96
Utilities                                      1.95
                                             ------
         Total U.S. Equities                  41.09*
INTERNATIONAL EQUITIES
   Appliances & Household                      0.33
   Autos/Durables                              0.13
   Banking                                     2.55
   Beverages & Tobacco                         0.67
   Broadcasting & Publishing                   0.72
   Building Materials                          0.20
   Business & Public Service                   0.27
   Chemicals                                   0.54
   Construction                                0.21
   Data Processing                             0.11
   Electronics                                 0.11
   Electric Components                         0.67
   Energy                                      1.51
   Financial Services                          1.19
   Food & House Products                       1.07
   Forest Products                             0.26
   Health & Personal Care                      1.99
   Housing/Paper                               0.03
   Industrial Components                       0.11
   Insurance                                   0.99
   Leisure & Tourism                           0.18
   Machinery & Engineering                     0.28
   Metals-Non Ferrous                          0.17
   Metals-Steel                                0.17%
   Multi-Industry                              0.33
   Non-Durables                                0.04
   Real Estate                                 0.16
   Retail/Apparel                              0.10
   Services/Miscellaneous                      0.03
   Technology                                  0.10
   Telecommunications                          1.63
   Transportation                              0.68
   Utilities                                   0.71
   Wholesale & International Trade             0.04
                                             ------
         Total International Equities         18.28
EMERGING MARKETS EQUITIES                      3.85
                                             ------
TOTAL EQUITIES                                63.22
U.S. BONDS
U.S. Corporate Bonds
   Airlines                                    0.02
   Consumer                                    0.06
   Construction                                0.07
   Energy                                      0.13
   Financial                                   0.52
   Publishing                                  0.02
   Recreation                                  0.02
   Retail/Apparel                              0.04
   Services/Miscellaneous                      0.12
   Telecommunications                          0.19
   Utilities                                   0.08
                                             ------
         Total U.S. Corporate Bonds            1.27
International Dollar Bonds
   Foreign Energy                              0.01
   Foreign Financial                           0.11
   Foreign Government                          0.03
   Foreign Utilities                           0.07
                                             ------
         Total International Dollar Bonds      0.22
Asset-Backed Securities                        0.29
Corporate Mortgage-Backed Securities           1.06
U.S. Government Mortgage-Backed Securities     4.43
U.S. Government Obligations                    5.20
                                             ------
         Total U.S. Bonds                     12.47*
HIGH YIELD BONDS                               6.41
INTERNATIONAL BONDS
   Foreign Financial Bonds                     0.69
   Foreign Government Bonds                    6.60
                                             ------
         Total International Bonds             7.29
EMERGING MARKETS BONDS                         3.10
SHORT-TERM INVESTMENTS                         9.01*
                                             ------
         TOTAL INVESTMENTS                   101.50
SECURITIES LENDING
   CASH COLLATERAL RECEIVED                   23.45*
LIABILITIES, LESS CASH AND
   OTHER ASSETS                              (24.95)
                                             ------
NET ASSETS                                   100.00%
                                             ======

* THE FUND HELD A SHORT POSITION IN STOCK INDEX FUTURES WHICH REDUCED THE U.S. EQUITY EXPOSURE FROM 41.09% TO 34.25%. THE FUND ALSO HELD A LONG POSITION IN U.S. TREASURY FUTURES WHICH INCREASED THE U.S. BOND EXPOSURE FROM 12.47% TO 24.00%. THESE ADJUSTMENTS RESULTED IN A NET DECREASE TO THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 32.46% 27.77%

BRINSON GLOBAL SECURITIES FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

                                            SHARES         VALUE
                                          ---------- -------------
EQUITIES -- 63.22%
U.S. EQUITIES -- 41.09%
Abbott Laboratories                         49,200   $  2,362,092
Advanced Micro Devices, Inc. (b)           161,300      4,658,344
Allergan, Inc.                              81,300      6,951,150
American General Corp.                      55,300      2,568,685
American Home Products Corp.                56,300      3,290,172
American Standard Companies, Inc. (b)       43,400      2,608,340
Analog Devices, Inc. (b)                    54,300      2,348,475
Baxter International, Inc.                 108,800      5,331,200
Brinson U.S. Small Capitalization
  Equity Fund (b)                          650,277     16,086,935
Burlington Northern Santa Fe Corp.         201,900      6,091,323
Cardinal Health, Inc.                       48,250      3,329,250
Carnival Corp., Class A                     79,400      2,437,580
Cephalon, Inc. (b)                          23,000      1,621,500
CIGNA Corp.                                 35,400      3,392,028
Cisco Systems, Inc. (b)                     72,100      1,312,220
Citigroup, Inc.                             48,022      2,537,482
Clear Channel Communications (b)            26,700      1,674,090
CMS Energy Corp.                            49,500      1,378,575
CommScope, Inc. (b)                         48,800      1,146,800
Compaq Computer Corp.                      156,300      2,421,087
Computer Sciences Corp. (b)                 89,600      3,100,160
Compuware Corp. (b)                        158,800      2,221,612
COR Therapeutics, Inc. (b)                  41,500      1,265,750
Dow Chemical Co.                            63,400      2,108,050
Eastman Chemical Co.                        15,900        757,317
Electronic Data Systems Corp.               25,700      1,606,250
Eli Lilly and Co.                           55,200      4,084,800
Emerson Electric Co.                        51,700      3,127,850
Entergy Corp.                               40,700      1,562,473
Exelon Corp.                                39,300      2,519,916
Exxon Mobil Corp.                           30,900      2,699,115
Federated Department Stores, Inc. (b)       31,300      1,330,250
FedEx Corp. (b)                             66,900      2,689,380
First Data Corp.                            54,670      3,512,547
FleetBoston                                 79,464      3,134,855
Freddie Mac                                 71,800      5,026,000
GATX Corp.                                  21,400        858,140
General Mills, Inc.                         87,600      3,835,128
Genzyme General (b)                         36,100      2,202,100
GPU, Inc.                                  141,900      4,987,785
GreenPoint Financial Corp.                 103,200      3,962,880
Household International, Inc.               47,200      3,148,240
Illinois Tool Works, Inc.                   65,500      4,146,150
IMC Global, Inc.                            96,700        986,340
Johnson & Johnson Co.                       88,844      4,442,200
Johnson Controls, Inc.                      18,200      1,318,954
J.P. Morgan Chase & Co.                     59,500      2,653,700
Kimberly-Clark Corp.                        19,000      1,062,100
KPMG Consulting, Inc.(b)                    42,100        646,235
Kroger Co. (b)                             153,500      3,837,500
Lear Corp. (b)                              55,000      1,919,500
Lincoln National Corp.                      21,900      1,133,325
Lyondell Chemical Co.                       67,100      1,031,998
Martin Marietta Materials, Inc.             44,563      2,205,423
Masco Corp.                                180,100      4,495,296
Mattel, Inc.                               151,500      2,866,380
Mead Corp.                                  50,500   $  1,370,570
Microsoft Corp. (b)                         78,700      5,745,100
Motorola, Inc.                             100,316      1,661,233
Newell Rubbermaid, Inc.                    101,500      2,547,650
Nextel Communications, Inc. (b)            215,500      3,771,250
Omnicom Group                               32,900      2,829,400
Pentair, Inc.                               53,000      1,791,400
PNC Financial Services Corp.                40,700      2,677,653
Praxair, Inc.                               35,600      1,673,200
Sapient Corp. (b)                           70,600        688,350
Sara Lee Corp.                             177,240      3,356,926
SBC Communications, Inc.                    82,500      3,304,950
SCI Systems, Inc. (b)                       69,800      1,779,900
SICOR, Inc.                                 81,600      1,884,960
Target Corp.                                36,900      1,276,740
Tellabs, Inc. (b)                           65,000      1,253,200
Ultramar Diamond Shamrock Corp.             51,490      2,432,902
UnitedHealth Group, Inc.                    39,300      2,426,775
Viacom, Inc. (b)                            39,000      2,018,250
Viad Corp.                                  52,700      1,391,280
W.W. Grainger, Inc.                         61,000      2,510,760
Wells Fargo and Co.                        128,400      5,961,612
XL Capital Ltd.                             21,000      1,724,100
York International Corp.                    26,000        910,520
                                                    -------------
Total U.S. Equities                                   223,021,708
                                                    -------------
INTERNATIONAL EQUITIES -- 18.28%
AUSTRALIA -- 0.83%
Amcor Ltd.                                  63,680        214,195
Cable & Wireless Optus Ltd.                329,900        621,877
National Australia Bank Ltd.                 6,200        110,422
National Australia Bank Ltd., Preferred     26,500        822,825
News Corp., Ltd., Preferred                 46,574        373,185
QBE Insurance Group Ltd. (c)                48,000        288,031
Rio Tinto Ltd.                              26,009        451,165
Westpac Banking Corp., Ltd.                224,660      1,650,374
                                                    -------------
                                                        4,532,074
                                                    -------------
BELGIUM -- 0.25%
Electrabel S.A.                              2,500        493,566
Fortis B                                    34,939        843,008
                                                    -------------
                                                        1,336,574
                                                    -------------
CANADA -- 0.54%
Alcan Aluminum Ltd.                         10,930        459,498
BCE, Inc.                                   27,500        737,513
Canadian Pacific Ltd.                       14,048        542,814
Magna International, Inc., Class A           4,540        278,903
Nortel Networks Corp.                       30,000        276,753
Royal Bank of Canada                        12,500        400,056
Shaw Communications, Inc., Class B          11,140        263,232
                                                    -------------
                                                        2,958,769
                                                    -------------

DENMARK -- 0.30%
Danske Bank A/S                             28,200        506,664
Novo Nordisk A/S                            17,200        760,837
Tele Danmark A/S                             9,420        339,565
                                                    -------------
                                                        1,607,066
                                                    -------------

                                            SHARES         VALUE
                                          ---------- -------------
FINLAND -- 0.59%
Nokia Oyj                                   54,360   $  1,231,982
Sampo Oyj, Class A (c)                      64,820        551,508
Stora Enso Oyj                              58,900        638,266
UPM-Kymmene Corp.                           28,030        792,348
                                                    -------------
                                                        3,214,104
                                                    -------------
FRANCE -- 1.94%
Air Liquide                                  4,641        666,761
Alcatel S.A.                                17,050        356,531
Aventis S.A., Class A (c)                   24,028      1,918,253
Axa                                         25,864        736,813
Banque Nationale de Paris (c)               10,466        910,857
Cie de Saint Gobain (c)                      5,202        706,841
Groupe Danone (c)                           11,040      1,515,056
Societe Generale                            16,474        975,581
Suez S.A.                                    7,600        244,497
Total Fina S.A., Class B                    16,492      2,309,327
Usinor Sacilor                              16,340        171,396
                                                    -------------
                                                       10,511,913
                                                    -------------
GERMANY -- 0.67%
Allianz AG (c)                               4,610      1,353,105
Bayer AG                                    12,330        480,173
Bayerische Motoren Werke AG (c)             12,850        423,184
Continental AG                              15,300        215,666
E.on AG (c)                                 22,030      1,145,142
                                                    -------------
                                                        3,617,270
                                                    -------------
HONG KONG -- 0.19%
Esprit Holdings Ltd.                        13,000         14,250
Hong Kong Electric Holdings                269,000      1,034,629
                                                    -------------
                                                        1,048,879
                                                    -------------
IRELAND -- 0.15%
Bank of Ireland                             60,400        598,273
Eircom PLC                                 186,600        204,577
                                                    -------------
                                                          802,850
                                                    -------------
ITALY -- 0.40%
Assicurazioni Generali (c)                  18,826        565,800
ENI Spa (c)                                 98,500      1,200,813
San Paolo-imi Spa                           32,000        410,159
                                                    -------------
                                                        2,176,772
                                                    -------------
JAPAN -- 3.57%
Benesse Corp.                                9,900        310,367
Canon, Inc.                                 13,000        525,337
Dai Nippon Printing Co., Ltd.               29,000        353,897
Daikin Industries Ltd.                      10,000        185,215
East Japan Railway Co.                         152        877,486
Fanuc                                        5,400        268,874
Fuji Photo Film Co., Ltd.                   23,000        992,142
Fujitsu                                     55,000        577,694
Hirose Electric Co., Ltd.                      300         22,851
Hitachi Ltd.                                58,000        569,676
Hoya Corp.                                   4,600        291,373
Kamigumi Co., Ltd.                          48,000        234,766
Kao Corp.                                   21,000        521,969
Kuraray Co., Ltd.                           35,000        260,423
Matsushita Electric Industrial Co.          25,000      $ 391,276
Minebea Co., Ltd. (c)                       99,000        651,692
Mitsubishi Corp.                            25,000        201,451
Mitsubishi Estate Co., Ltd. (c)             57,000        524,206
Mizuho Holding, Inc.                           124        576,652
Murata Manufacturing Co., Inc.              11,700        777,686
Nikko Securities Co., Ltd.                  49,000        392,487
Nippon Steel Co.                           119,000        180,332
Nippon Telegraph & Telephone Corp.             253      1,318,554
Nomura Securities Co., Ltd.                 36,000        689,865
Omron Corp.                                  7,000        126,564
Ono Pharmaceutical Co., Ltd.                24,000        762,027
Orix Corp.                                  10,500      1,021,208
Rohm Co.                                     5,900        916,790
Sekisui House Ltd.                          22,000        186,802
Seven-Eleven Japan Co., Ltd.                13,000        507,617
Shin-Etsu Chemical Co., Ltd.                 7,000        257,056
Sony Corp. (c)                               9,600        631,174
Sumitomo Bank                               40,000        330,340
Sumitomo Chemical Co.                       73,000        329,530
Takeda Chemical Industries                  25,000      1,162,604
Takefuji Corp.                               2,200        199,856
Tokio Marine & Fire Insurance Co.           26,000        242,864
West Japan Railway Co.                          44        238,486
Yamanouchi Pharmaceutical Co., Ltd    .     28,000        785,760
                                                    -------------
                                                       19,394,949
                                                    -------------
NETHERLANDS -- 1.26%
ABN AMRO Holdings NV (c)                    46,042        864,944
Aegon NV                                    39,224      1,104,130
Akzo Nobel NV                               21,700        918,558
Elsevier NV                                 98,530      1,226,203
Philips Electronics NV                      20,436        541,696
TNT Post Group NV                           40,578        846,806
Wolters Kluwer NV                           49,153      1,321,205
                                                    -------------
                                                        6,823,542
                                                    -------------
NEW ZEALAND -- 0.07%
Lion Nathan Ltd.                           175,680        387,626
                                                    -------------
NORWAY -- 0.05%
Telenor ASA                                 68,500        282,485
                                                    -------------
PORTUGAL  0.21%
Brisa-Auto Estradas de Portugal S.A   .     44,700        378,428
EDP Electricidade de Portugal S.A.         326,200        778,771
                                                    -------------
                                                        1,157,199
                                                    -------------
SINGAPORE -- 0.19%
DBS Group Holdings Ltd. (c)                 96,000        706,037
Neptune Orient Lines                       400,000        307,355
                                                    -------------
                                                        1,013,392
                                                    -------------
SPAIN -- 0.42%
Altadis S.A.                                 1,934         27,573
Banco Popular Espanol S.A.                  25,281        883,722
Banco Santander Central Hispano S.A.        62,649        567,511
Telefonica S.A. (b)                         62,993        776,480
                                                    -------------
                                                        2,255,286
                                                    -------------

                                            SHARES         VALUE
                                          ---------- -------------
SWEDEN -- 0.43%
Sandvik AB                                  18,600   $    374,208
Svenska Cellulosa AB                         4,930        104,393
Svenska Handelsbanken                       54,840        783,400
Swedish Match AB                           227,550      1,066,111
                                                    -------------
                                                        2,328,112
                                                    -------------
SWITZERLAND -- 1.10%
Givaudan S.A. (Reg.) (b)                     1,600        443,727
Nestle S.A. (Reg.)                           6,943      1,475,508
Novartis AG (Reg.)                          33,979      1,229,671
Roche Holding AG (Reg.)                     22,539      1,623,811
Swiss Reinsurance Co. (Reg.)                   153        305,745
Zurich Financial Services AG (Reg.)          2,593        884,289
                                                    -------------
                                                        5,962,751
                                                    -------------
UNITED KINGDOM -- 5.12%
BAE Systems PLC                            130,000        622,539
Barclays PLC                                31,000        950,439
BP Amoco PLC                               215,654      1,772,752
British Land Company PLC                    49,000        334,229
British Telecommunications PLC             218,040      1,370,723
Carlton Communications PLC                  44,000        207,921
Charter PLC                                 78,261        248,198
Compass Group PLC                           46,000        368,109
Diageo PLC                                  82,368        903,564
Dixons Group PLC                            38,000        124,522
Emap PLC                                    22,000        216,584
Gallaher Group PLC                         136,000        854,973
GlaxoSmithKline PLC (b)                     91,909      2,585,199
Hanson PLC                                  55,000        404,935
HSBC Holdings PLC                           93,000      1,101,942
Invensys PLC                               246,000        467,062
Kelda Group PLC                            104,920        575,478
Lattice Group PLC (b)                      438,000        977,899
Lloyds TSB Group PLC                       153,310      1,534,092
Marconi PLC                                 81,840        291,200
Nycomed Amersham PLC                        62,740        454,420
Powergen PLC                                38,000        384,254
Prudential Corp. PLC                        79,460        962,183
Reckitt Benckiser PLC                       61,000        879,346
Rentokil Initial PLC                       167,882        569,020
RMC Group PLC                               36,000        346,816
Rolls - Royce PLC                            8,000         26,384
Royal Bank of Scotland Group PLC            64,000      1,410,441
Scottish & Newcastle PLC                    48,000        376,350
Scottish & Southern Energy PLC              83,420        786,051
Scottish Power PLC                          67,000        492,813
Shell Transport & Trading PLC              198,000      1,645,730
Smurfit (Jefferson) Group PLC              318,700        582,682
Tesco PLC                                  293,810      1,059,888
Trinity Mirror PLC                          47,435        265,514
United Business Media PLC                   21,427        174,179
Vodafone Group PLC                         663,264      1,469,173
                                                    -------------
                                                       27,797,604
                                                    -------------
Total International Equities                           99,209,217
                                                    -------------
EMERGING MARKETS EQUITIES -- 3.85%
Brinson Emerging Markets Equity Fund (b) 2,579,699  $  20,922,651
                                                    -------------
Total Equities (Cost $335,206,232)                    343,153,576
                                                    -------------

                                           FACE
                                          AMOUNT
                                         --------
BONDS -- 29.27%
U.S. BONDS -- 12.47%
U.S. CORPORATE BONDS -- 1.27%
AOL Time Warner, Inc.
  6.750%, due 04/15/11                   $  70,000         68,887
AT&T Wireless Services, Inc., 144A
  7.875%, due 03/01/11                     110,000        110,210
Avon Products, Inc.
  7.150%, due 11/15/09                      95,000         96,764
Bank of America Corp.
  7.400%, due 01/15/11                     130,000        135,077
Bank One Corp.
  7.875%, due 08/01/10                      75,000         80,266
Black & Decker Corp., 144A
  7.125%, due 06/01/11                     170,000        168,519
Boeing Capital Corp.
  6.100%, due 03/01/11                     190,000        185,176
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                      70,000         69,350
Capital One Bank, Bank Note
  8.250%, due 06/15/05                     100,000        103,419
Caterpillar, Inc.
  6.550%, due 05/01/11                      35,000         35,126
Cendant Corp.
  7.750%, due 12/01/03                     265,000        269,775
Centex Corp.
  9.750%, due 06/15/05                     265,000        287,995
CIT Group, Inc.
  5.625%, due 05/17/04                     115,000        114,596
Citigroup, Inc.
  7.250%, due 10/01/10                     295,000        306,864
Citizens Communications Co.
  9.250%, due 05/15/11                     210,000        218,313
Comcast Cable Communications
  6.750%, due 01/30/11                      80,000         78,189
Conoco, Inc.
  6.950%, due 04/15/29                      85,000         81,722
Delhaize America, Inc., 144A
  8.125%, due 04/15/11                     155,000        161,678
Duke Energy Field Services
  6.875%, due 02/01/11                      35,000         34,224
Equistar Chemicals LP
  8.750%, due 02/15/09                     135,000        123,882
Erac USA Finance Co., 144A
  8.000%, due 01/15/11                      95,000         97,127
First Union National Bank
  7.800%, due 08/18/10                     110,000        117,804
Ford Motor Credit Co.
  6.875%, due 02/01/06                     170,000        172,226
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                     130,000        129,271
Harrah's Operating Co., Inc., 144A
  7.125%, due 06/01/07                      70,000         69,362

                                             FACE
                                            AMOUNT          VALUE
                                           --------        -------
Household Finance Corp.
6.750%, due 05/15/11                    $  310,000   $    305,830
ING Capital Funding Trust III
  8.439%, due 12/31/49                      45,000         47,740
Liberty Financial Co.
  7.625%, due 11/15/28                      75,000         74,024
MBNA Global Capital Securities, FRN
  5.140%, due 02/01/27                     290,000        212,936
Mirant Americas Generation, Inc., 144A
  7.625%, due 05/01/06                      25,000         25,235
Morgan Stanley Dean Witter & Co.
  6.750%, due 04/15/11                     220,000        218,475
News America Holdings, Inc.
  7.125%, due 04/08/28                     145,000        126,319
Nisource Finance Corp.
  7.875%, due 11/15/10                     225,000        238,378
Northrop Grumman Corp., 144A
  7.125%, due 02/15/11                      75,000         74,114
Pacific Gas & Electric Co.
  7.050%, due 03/01/24                     200,000        162,000
Phillips Petroleum Co.
  8.750%, due 05/25/10                      75,000         85,354
Pure Resources, Inc., 144A
  7.125%, due 06/15/11                      45,000         44,283
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                     225,000        232,448
Southern California Edison
  8.950%, due 11/03/03                     350,000        255,500
Sprint Capital Corp.
  7.625%, due 01/30/11                     240,000        238,133
Telus Corp.
  8.000%, due 06/01/11                     220,000        224,889
Transocean Sedco Forex, Inc., 144A
  6.625%, due 04/15/11                      75,000         73,618
TRW, Inc.
  7.625%, due 03/15/06                      50,000         51,475
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09                     105,000        106,846
Verizon Global Funding Corp., 144A
  7.750%, due 12/01/30                     150,000        154,279
Viacom, Inc.
  8.625%, due 08/01/12                     210,000        231,287
Wells Fargo Bank NA
  6.450%, due 02/01/11                     220,000        216,342
WorldCom, Inc.
  7.500%, due 05/15/11                     175,000        170,389
                                                     ------------
                                                        6,885,716
                                                     ------------
INTERNATIONAL DOLLAR BONDS -- 0.22%
Gulf Canada Resources Ltd.
  7.125%, due 01/15/11                      25,000         25,652
Newcourt Credit Group, Inc.
  6.875%, due 02/16/05                      45,000         46,230
Empresa Nacional de Electricidad S.A.
  8.125%, due 02/01/97                     155,000        120,037
Stora Enso Oyj
  7.375%, due 05/15/11                      40,000         40,514
Tyco International Group S.A.
  6.750%, due 02/15/11                  $  260,000   $    257,565
  7.000%, due 06/15/28                      80,000         75,583
United Mexican States
  8.375%, due 01/14/11                     175,000        176,137
Petroleum Geo Services
  6.625%, due 03/30/08                      25,000         23,399
  7.500%, due 03/31/07                      55,000         54,513
Ras Laffan Liquified Natural Gas
  Co., Ltd., 144A
  8.294%, due 03/15/14                     250,000        245,937
Vodafone Group PLC
  7.750%, due 02/15/10                     105,000        110,318
                                                     ------------
                                                        1,175,885
                                                     ------------
ASSET-BACKED SECURITIES -- 0.29%
DVI Receivables Corp.
  6.808%, due 07/12/04                     170,000        173,754
Green Tree Financial Corp., 99-1,
  Class A5
  6.110%, due 09/01/23                   1,000,000        951,448
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17                     400,000        428,524
                                                     ------------
                                                        1,553,726
                                                     ------------
CORPORATE MORTGAGE-BACKED SECURITIES -- 1.06%
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 08/15/10                   1,000,000      1,042,011
CMC Securities Corp., 97-NAM3,
  Class FXA5
  7.250%, due 10/25/27                     362,017        371,680
Countrywide Funding Corp., 93-12,
  Class A5
  6.000%, due 02/25/24                      78,247         78,130
CS First Boston Mortgage Securities Corp.
  6.238%, due 11/15/09, 144A                60,000         59,390
  7.545%, due 04/15/10                     245,000        258,927
DLJ Commercial Mortgage Corp.
  7.300%, due 06/10/09                     355,000        370,008
  7.340%, due 09/10/09                     480,000        501,225
GE Capital Mortgage Services, Inc.
  7.750%, due 02/25/30                     240,467        244,690
LB Commercial Conduit Mortgage Trust,
  99-C, Class A2
  7.325%, due 10/15/32                     150,000        156,568
Morgan Stanley Dean Witter Capital I
  6.660%, due 02/15/33                     135,000        134,933
  6.960%, due 07/15/08                     526,114        540,968
Norwest Asset Securities Corp., 96-2
  7.000%, due 09/25/11                      85,000         86,452
Norwest Asset Securities Corp., 99-3
  6.000%, due 02/25/29                     505,615        488,303
PNC Mortgage Acceptance Corp.
  7.330%, due 10/10/09                     285,000        297,446
Salomon Brothers Mortgage Securities VII
  6.592%, due 10/18/10                     185,000        184,283

                                             FACE
                                            AMOUNT          VALUE
                                           --------        -------
Structured Asset Securities Corp.,
98-ALS1, Class 1A
6.900%, due 01/25/29                    $  955,061   $    961,393
                                                     ------------
                                                        5,776,407
                                                     ------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 4.43%
Fannie Mae
  7.125%, due 01/15/30                   2,470,000      2,640,336
Fannie Mae Grantor Trust
  7.500%, due 06/19/30                   1,309,725      1,357,425
Fannie Mae Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                     561,882        594,414
Federal Home Loan Mortgage Corp.
  7.000%, due 10/15/13                     409,292        418,870
  9.000%, due 07/01/30                   1,097,742      1,150,617
Federal National Mortgage Association
  5.500%, due 01/01/09                   1,655,152      1,644,991
  6.500%, due 12/25/23                     809,339        814,304
  6.500%, due 01/01/29                     492,548        484,980
  6.500%, due 04/01/29                     535,703        527,472
  6.500%, due 06/01/29                     924,453        910,249
  7.000%, due 09/01/23                   7,608,058      7,684,138
  7.000%, due 09/01/29                     984,437        988,960
  7.000%, due 03/01/29                     632,381        635,286
  7.500%, due 04/01/31                     349,664        357,043
Government National Mortgage Association
  6.000%, due 02/20/29                   1,570,443      1,515,952
  6.000%, due 08/20/29                     900,657        869,406
  7.000%, due 03/15/26                     614,799        620,858
  7.500%, due 01/15/24                     487,888        500,777
  7.500%, due 07/15/25                     333,866        342,686
                                                     ------------
                                                       24,058,764
                                                     ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.20%
U.S. Treasury Note
  5.750%, due 08/15/03                   5,665,000      5,823,161
  6.500%, due 02/15/10                  12,155,000     13,058,068
  7.000%, due 07/15/06                   5,035,000      5,462,653
  7.500%, due 02/15/05                     245,000        266,627
U.S. Treasury Bond
  6.625%, due 02/15/27                   3,275,000      3,587,572
                                                     ------------
                                                       28,198,081
                                                     ------------
Total U.S. Bonds                                       67,648,579
                                                     ------------
                                          SHARES
                                         --------
HIGH YIELD BONDS -- 6.41%
Brinson High Yield Fund (b)              2,568,720     34,805,903
                                                     ------------

                                           FACE
                                          AMOUNT
                                         --------
INTERNATIONAL BONDS  7.29%
AUSTRIA  0.44%
Republic of Austria
  4.300%, due 07/15/03 (c)          EUR    840,000        709,725
  5.500%, due 01/15/10 (c)               1,980,000      1,695,659
                                                     ------------
                                                        2,405,384
                                                     ------------

                                             FACE
                                            AMOUNT          VALUE
                                           --------        -------
BELGIUM -- 0.32%
Kingdom of Belgium
  5.000%, due 09/28/11 (c)          EUR  2,100,000   $  1,720,073
                                                     ------------
CANADA -- 1.43%
Government of Canada
  5.500%, due 06/01/09              CAD    775,000        498,812
  5.750%, due 06/01/02                     800,000        532,472
  5.750%, due 06/01/29                     550,000        349,367
  6.000%, due 09/01/05                   1,520,000        999,368
  6.000%, due 06/01/08                   1,320,000        877,831
  8.000%, due 06/01/23                     550,000        443,972
  9.750%, due 03/01/10                   1,100,000        908,232
Government of Canada, Real Return Bond
  4.250%, due 12/01/21                   1,885,000      1,616,708
  4.250%, due 12/01/26                   1,910,000      1,569,810
                                                     ------------
                                                        7,796,572
                                                     ------------
DENMARK -- 0.50%
Depfa Pfandbrief Bank
  4.750%, due 01/28/02 (c)          EUR    520,000        441,023
  5.000%, due 06/26/06                     370,000        313,655
  5.750%, due 03/04/09 (c)               2,250,000      1,947,456
                                                     ------------
                                                        2,702,134
                                                     ------------
FRANCE  1.12%
Government of France (BTAN)
  4.500%, due 07/12/02                   2,375,000      2,013,944
Government of France (OAT)
  5.250%, due 04/25/08                   1,150,000        990,236
  5.500%, due 04/25/07 (c)                 350,000        306,988
  5.500%, due 04/25/10 (c)                 480,000        415,107
  5.500%, due 04/25/29 (c)                 300,000        244,125
  6.500%, due 04/25/11 (c)               1,165,000      1,081,974
  8.500%, due 12/26/12                     940,000      1,018,317
                                                     ------------
                                                        6,070,691
                                                     ------------

GERMANY  0.71%
Bundesrepublik Deutschland
  4.500%, due 07/04/09                   2,765,000      2,270,343
  6.000%, due 01/05/06                     610,000        543,487
Treuhandanstalt
  6.250%, due 03/04/04 (c)               1,205,000      1,063,145
                                                     ------------
                                                        3,876,975

ITALY  1.13%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04                   1,880,000      1,539,962
  4.250%, due 11/01/09                     630,000        494,224
  5.250%, due 11/01/29                     425,000        321,750
  6.000%, due 11/01/07                   3,785,000      3,347,818
  8.750%, due 07/01/06                     460,000        452,467
                                                     ------------
                                                        6,156,221
                                                     ============

JUNE 30, 2001 (UNAUDITED)

                                             FACE
                                            AMOUNT          VALUE
                                            ------          -----
SPAIN  0.68%
Government of Spain
  3.250%, due 01/31/05 (c)          EUR  1,110,000    $   897,055
  4.500%, due 07/30/04                     400,000        338,393
  4.950%, due 07/30/05                     300,000        256,274
  5.250%, due 01/31/03 (c)                 900,000        772,182
  6.000%, due 01/31/29                     280,000        238,700
  6.150%, due 01/31/13 (c)               1,000,001        888,864
  8.200%, due 02/28/09                     280,000        281,113
                                                     ------------
                                                        3,672,581
                                                     ------------

SWEDEN  0.52%
Government of Sweden
  5.000%, due 01/28/09              SEK  6,825,000        613,145
  5.000%, due 01/15/04                   8,000,000        736,917
  5.500%, due 04/12/02                   1,375,000        127,086
  6.750%, due 05/05/14                   3,980,000        402,368
  8.000%, due 08/15/07                   8,800,000        925,295
                                                     ------------
                                                        2,804,811
                                                     ------------

UNITED KINGDOM  0.44%
Bank Nederlandse Gemeenten NV
  7.375%, due 08/06/07              GBP    250,000        375,063
European Investment Bank
  5.500%, due 12/07/09                     470,000        643,113
U.K. Treasury
  5.750%, due 12/07/09                     115,000        165,811
  6.000%, due 12/07/28                     140,000        225,148
  8.000%, due 12/07/15                     190,000        340,146
  8.500%, due 12/07/05                     390,000        611,788
                                                     ------------
                                                        2,361,069
                                                     ------------

Total International Bonds                              39,566,511
                                                     ------------

                                          SHARES
                                         ---------
EMERGING MARKETS BONDS  3.10%
Brinson Emerging Markets Debt Fund (b)     578,761     16,849,632
                                                     ------------
Total Bonds (Cost $156,023,691)                       158,870,625
                                                     ------------

SHORT-TERM INVESTMENTS  9.01%
INVESTMENT COMPANIES  8.09%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                 43,906,023     43,906,023
                                                     ------------

                                           FACE
                                          AMOUNT
                                         ---------
U.S. GOVERNMENT OBLIGATIONS  0.92%
U.S. Treasury Bill, due 08/09/01         $5,000,000     4,981,032
                                                     ------------

Total Short-Term Investments
  (Cost $48,880,131)                                   48,887,055
                                                     ------------

Total Investments
  (Cost $540,110,054)  101.50% (a)                    550,911,256
                                                     ------------
Total Cash Collateral
  Received for Securities Loaned
  (Cost $130,213,511)  23.45% (a)                     127,270,055
                                                     ------------

Liabilities, less cash and
  other assets  (24.95%)                             (135,392,301)
                                                     ------------
Net Assets  100%                                    $ 542,789,010
                                                     ------------

                                             FACE
                                            AMOUNT          VALUE
                                            ------          -----
CASH COLLATERAL RECEIVED FOR
  SECURITIES LOANED  23.45%
CORPORATE OBLIGATIONS  7.60%
Arrow Electronics, Inc.,
  5.846%, due 10/05/01                 $ 7,000,000  $   7,000,840
AT&T Corp., FRN
  4.780%, due 07/13/01                   7,500,000      7,500,202
Centex Corp.
  4.890%, due 10/29/01                   6,000,000      5,999,142
Pacific Gas & Electric, FRN
  7.680%, due 10/31/01                  10,700,000      7,811,000
Petro Geo-Services, FRN
  4.437%, due 03/20/02                   8,000,000      7,924,496
Qwest Capital Funding
  6.875%, due 08/15/01                   5,000,000      5,013,005
                                                     ------------
                                                       41,248,685
                                                     ------------

COMMERCIAL PAPER  15.85%
Cinergy Corp.
  5.000%, due 07/11/01                   6,500,000      6,493,825
Conectiv Inc.
  4.500%, due 07/02/01                   5,500,000      5,500,000
Eastman Chemical Co.
  4.750%, due 08/01/01                   5,000,000      4,984,300
Exelon Corp.
  4.550%, due 07/02/01                   8,000,000      8,000,000
Goodyear Tire & Rubber
  5.000%, due 07/13/01                   6,000,000      5,990,833
Harrah's Operating
  4.647%, due 07/13/01                   7,513,000      7,504,285
Hilton Hotels Corp.
  4.500%, due 07/30/01                   6,000,000      5,979,000
Houston Industries Financeco LP
  4.312%, due 07/12/01                   8,000,000      7,991,445
Kroger Co.
  5.000%, due 07/02/01                   8,000,000      8,000,000
MCN Energy Enterprises
  5.300%, due 07/06/01                   8,000,000      7,995,289
Nisource Finance Corp.
  5.000%, due 07/02/01                   3,133,000      3,133,000
Sprint Corp.
  4.180%, due 07/10/01                   8,000,000      7,993,120
Texas Utilities Co.
  4.080%, due 07/25/01                   6,472,000      6,456,273
                                                     ------------
                                                       86,021,370
                                                     ------------
(Cost $130,213,511)                                  $127,270,055
                                                     ============

See accompanying notes to schedule of investments.

JUNE 30, 2001(UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $670,323,565; and net unrealized appreciation consisted of:

    Gross unrealized appreciation            $ 43,819,606
    Gross unrealized depreciation            (35,961,860)
                                             ------------
             Net unrealized appreciation     $  7,857,746
                                             ============

(b) Non-income producing security.
(c) Security, or portion thereof, was on loan at June 30, 2001.

E.E.T.C.: Enhanced equipment trust certificate
FRN:  Floating rate note  The rate disclosed is that in effect at June 30, 2001.
MTN:  Medium Term Note
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the value of these securities amounted to $1,353,102 or 0.25% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund had the following open forward foreign currency contracts as of June 30, 2001:


                                              SETTLEMENT      LOCAL         CURRENT        UNREALIZED
                                                 DATE        CURRENCY        VALUE         GAIN/(LOSS)
                                              -----------  -------------   ----------   --------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS:
Australian Dollar (AUD)                        8/8/2001       56,400,000   $30,434,626   $(1,809,714)
British Pound (GBP)                            8/8/2001       13,300,000    19,388,306      (707,739)
Canadian Dollar (CAD)                          8/8/2001       30,800,000    20,468,836      (186,863)
Euro (EUR)                                     8/8/2001       92,750,000    85,591,106    (7,016,975)
Japanese Yen (JPY)                             8/8/2001    1,874,000,000    15,520,486      (435,730)
New Zealand Dollar (NZD)                       8/8/2001       23,200,000    10,239,320      (909,631)


FORWARD FOREIGN CURRENCY SALE CONTRACTS:
British Pound (GBP)                            8/8/2001       33,900,000    49,170,699     1,556,322
Canadian Dollar (CAD)                          8/8/2001        3,300,000     2,113,353       (59,984)
Euro (EUR)                                     8/8/2001        2,700,000     2,391,795       104,462
Japanese Yen (JPY)                             8/8/2001    2,605,000,000    22,743,977     1,775,040
New Zealand Dollar (NZD)                       8/8/2001       23,200,000     9,906,400       576,711
Swiss Franc (CHF)                              8/8/2001        4,000,000     2,457,002      (230,317)
                                                                                         -------------
     Total                                                                               $(7,344,418)
                                                                                         =============

FUTURES CONTRACTS
The Brinson Global Securities Fund had the following open futures contracts as of June 30, 2001:

                                              EXPIRATION         COST/        CURRENT    UNREALIZED
                                                 DATE           PROCEEDS       VALUE     GAIN/(LOSS)
                                              -----------       --------      -------   -------------
U.S. INTEREST RATE FUTURES BUY CONTRACTS:
5 year U.S. Treasury Notes, 462 contracts     September 2001   $47,524,265  $47,744,812    $220,547
10 year U.S. Treasury Notes, 59 contracts     September 2001     6,024,405    6,077,922      53,517
30 year U.S. Treasury Bonds, 87 contracts     September 2001     8,631,797    8,727,188      95,391

INDEX FUTURES BUY CONTRACTS:
JPY Topix Index, 43 contracts                 September 2001     4,536,825    4,468,249     (68,576)

INDEX FUTURES SALE CONTRACTS:
S&P 500 Index, 135 contracts                  September 2001    41,962,298   41,569,875     392,423
                                                                                           ----------
                                                                                           $693,302
                                                                                           ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2001 was $4,981,032.

BRINSON U.S. EQUITY FUND

Since its inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 6.86%, compared to the 8.74% return of its benchmark, the Wilshire 5000 Equity Index. For the six months ended June 30, 2001, the Fund's return of 3.47% compared favorably to the 5.79% decline of its benchmark for the same period.

The gain occurred against the backdrop of a declining U.S. equity market. A sharp decline in large-cap stocks, falling technology valuations, and a synchronized global slowdown contributed to the market's downward trajectory. Other investor concerns included a deceleration in capital equipment spending and rising inventories. Despite these concerns, consumers displayed resilience, due in part to the Federal Reserve's aggressive attempts at reviving the economic engine. The Federal Reserve lowered the Fed Funds rate six times during the six-month period, for a total 2.75% decrease.

Fund gains came from market exposure, risk factors, industry factors and stock selection. The most significant positive factor in the Fund's performance was underexposure to size--the Fund was underweighted in the largest stocks that dominate major market benchmarks. The disparity between large- and small-cap stocks, which began developing in 1999 and early 2000, began to dissipate as many of the largest-cap stocks significantly underperformed. The most positive industry position was the underweighted Internet sector, which underperformed as investors retreated from stocks with very high prices and little or no earnings support. The Fund's overweight in the medical products industry was also profitable.

Stock selection also helped the Fund beat its benchmark, with holdings in such large-cap companies as UnitedHealth Group, Emerson Electric, Carnival Cruise, Cigna and Kimberly Clark posting strong returns. Poor performers were mainly technology stocks, including Compuware, Gateway, Lexmark, Compaq, and FedEx. In the intermediate-capitalization arena, top stocks included Fort James, Alza, Exelon, Southdown, St. Jude and Greenpoint Financial. Unisys, Motorola, Pentair, Circuit City and Owens-Illinois were among the worst performers.

The Fund continues to carry an overweight to earnings yield and an underweight to size. Though we are not pursuing these strategies to the degree we did a year ago, they still represent a major performance factor.

TOTAL RETURN

                                                           6 months     1 year     3 years   Annualized
                                                             ended       ended       ended    8/31/97*
                                                            6/30/01     6/30/01    6/30/01   to 6/30/01
---------------------------------------------------------------------------------------------------------
BRINSON U.S. EQUITY FUND                                      3.47%      12.40%      3.12%      6.86%
---------------------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index                                   -5.79      -15.34       3.50       8.74
---------------------------------------------------------------------------------------------------------

*  PERFORMANCE INCEPTION DATE OF THE BRINSON U.S. EQUITY FUND
ALL TOTAL RETURNS OVER ONE YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000
This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. EQUITY FUND VS. WILSHIRE 5000 EQUITY INDEX
[CHART]

 8/31/97        $100,000         $100,000
 9/30/97        $104,257         $105,900
10/31/97        $ 98,531         $102,374
11/30/97        $100,718         $105,721
12/31/97        $103,067         $107,677
 1/31/98        $103,809         $108,258
 2/28/98        $112,855         $116,140
 3/31/98        $119,441         $121,958
 4/30/98        $118,337         $123,410
 5/31/98        $116,730         $120,127
 6/30/98        $117,596         $124,343
 7/31/98        $114,727         $121,620
 8/31/98        $ 98,428         $102,684
 9/30/98        $105,613         $109,389
10/31/98        $113,721         $117,528
11/30/98        $118,588         $124,932
12/31/98        $123,079         $132,928
 1/31/99        $122,444         $137,819
 2/28/99        $118,063         $132,830
 3/31/99        $121,869         $137,958
 4/30/99        $132,496         $144,566
 5/31/99        $130,852         $141,400
 6/30/99        $135,899         $148,724
 7/31/99        $130,382         $143,950
 8/31/99        $126,096         $142,611
 9/30/99        $117,234         $138,889
10/31/99        $117,455         $147,723
11/30/99        $118,317         $152,671
12/31/99        $119,159         $164,259
 1/31/00        $111,309         $157,442
 2/29/00        $102,307         $160,969
 3/31/00        $112,479         $170,531
 4/30/00        $117,118         $161,646
 5/31/00        $118,471         $156,005
 6/30/00        $114,724         $162,884
 7/31/00        $115,213         $159,562
 8/31/00        $122,652         $171,146
 9/30/00        $118,541         $163,153
10/31/00        $122,805         $159,694
11/30/00        $119,938         $143,805
12/31/00        $124,616         $146,364
 1/31/01        $130,510         $151,970
 2/28/01        $126,229         $137,563
 3/31/01        $120,927         $128,305
 4/30/01        $127,264         $138,865
 5/31/01        $130,929         $140,254
 6/30/01        $128,952         $137,897

8/31/97 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE
BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------
U.S. EQUITIES
Basic Industries
   Chemicals                                   3.14%
   Housing/Paper                               2.36
   Metals                                      2.12
-------------------------------------------------------
                                               7.62
Capital Investment
   Capital Goods                               3.83
   Electronic Components                       6.00
-------------------------------------------------------
                                               9.83
Computers
   Software                                    4.38
   Systems                                     1.45
-------------------------------------------------------
                                               5.83
Consumer
   Autos/Durables                              2.64
   Food/House Products                         3.39
   Health: Drugs                              11.03
   Health: Non-Drugs                           7.35
   Leisure/Tourism                             1.15
   Retail/Apparel                              5.59
-------------------------------------------------------
                                              31.15
Financial
   Banks                                       7.37
   Non-Banks                                   8.93
-------------------------------------------------------
                                              16.30
Telecommunications
   Equipment                                   0.52
   Services                                    5.47
-------------------------------------------------------
                                               5.99

Energy                                         2.43
Services/Miscellaneous                         8.56
Transportation                                 4.52
Utilities                                      4.91
-------------------------------------------------------
         Total U.S. Equities                  97.14
SHORT-TERM INVESTMENTS                         3.00
-------------------------------------------------------
         TOTAL INVESTMENTS                   100.14
LIABILITIES, LESS CASH  AND
   OTHER ASSETS                               (0.14)
-------------------------------------------------------
NET ASSETS                                   100.00%
=======================================================

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                            Percent of
                                            Net Assets
-------------------------------------------------------
 1. Allergan, Inc.                             3.23%
 2. Burlington Northern Santa Fe Corp.         2.88
 3. Wells Fargo and Co.                        2.79
 4. Microsoft Corp.                            2.71
 5. Baxter International, Inc.                 2.52
 6. Freddie Mac                                2.37
 7. GPU, Inc.                                  2.36
 8. Advanced Micro Devices, Inc.               2.17
 9. Masco Corp.                                2.12
10. Johnson & Johnson Co.                      2.09
-------------------------------------------------------

BRINSON U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
                                             SHARES           VALUE
                                            ---------      -------------
U.S. EQUITIES -- 97.14%
Abbott Laboratories                          11,300        $   542,513
Advanced Micro Devices, Inc. (b)             36,400          1,051,232
Allergan, Inc.                               18,300          1,564,650
American General Corp.                       12,700            589,915
American Home Products Corp.                 12,900            753,876
American Standard Cos., Inc. (b)              9,800            588,980
Analog Devices, Inc. (b)                     12,400            536,300
Baxter International, Inc.                   24,900          1,220,100
Burlington Northern Santa Fe Corp.           46,200          1,393,854
Cardinal Health, Inc.                        11,050            762,450
Carnival Corp., Class A                      18,200            558,740
Cephalon, Inc. (b)                            5,200            366,600
CIGNA Corp.                                   8,100            776,142
Cisco Systems, Inc. (b)                      16,500            300,300
Citigroup, Inc.                              10,960            579,126
Clear Channel Communications (b)              6,100            382,470
CMS Energy Corp.                             11,200            311,920
CommScope, Inc. (b)                          10,400            244,400
Compaq Computer Corp.                        35,800            554,542
Computer Sciences Corp. (b)                  20,500            709,300
Compuware Corp. (b)                          36,300            507,837
COR Therapeutics, Inc. (b)                    8,900            271,450
Dow Chemical Co.                             14,500            482,125
Eastman Chemical Co.                          3,700            176,231
Electronic Data Systems Corp.                 5,900            368,750
Eli Lilly and Co.                            12,600            932,400
Emerson Electric Co.                         11,800            713,900
Entergy Corp.                                 9,300            357,027
Exelon Corp.                                  8,900            570,668
Exxon Mobil Corp.                             7,100            620,185
Federated Department Stores, Inc. (b)         7,100            301,750
FedEx Corp. (b)                              15,300            615,060
First Data Corp.                             12,524            804,667
FleetBoston                                  18,141            715,663
Freddie Mac                                  16,400          1,148,000
GATX Corp.                                    4,600            184,460
General Mills, Inc.                          20,000            875,600
Genzyme General (b)                           8,200            500,200
GPU, Inc.                                    32,500          1,142,375
GreenPoint Financial Corp.                   23,300            894,720
Household International, Inc.                10,800            720,360
Illinois Tool Works, Inc.                    15,000            949,500
IMC Global, Inc.                             24,400            248,880
Johnson & Johnson Co.                        20,274          1,013,700
Johnson Controls, Inc.                        3,900            282,633
JP Morgan Chase & Co.                        13,600            606,560
Kimberly-Clark Corp.                          4,400            245,960
KPMG Consulting, Inc. (b)                     8,900            136,615
Kroger Co. (b)                               35,100            877,500
Lear Corp. (b)                               12,400         $  432,760
Lincoln National Corp.                        4,700            243,225
Lyondell Chemical Co.                        15,100            232,238
Martin Marietta Materials, Inc.              10,063            498,018
Masco Corp.                                  41,200          1,028,352
Mattel, Inc.                                 34,700            656,524
Mead Corp.                                   11,400            309,396
Microsoft Corp. (b)                          18,000          1,314,000
Motorola, Inc.                               22,615            374,504
Newell Rubbermaid, Inc.                      23,200            582,320
Nextel Communications, Inc. (b)              48,600            850,500
Omnicom Group                                 7,400            636,400
Pentair, Inc.                                12,100            408,980
PNC Financial Services Corp.                  9,300            611,847
Praxair, Inc.                                 8,100            380,700
Sapient Corp. (b)                            15,500            151,125
Sara Lee Corp.                               40,627            769,475
SBC Communications, Inc.                     18,900            757,134
SCI Systems, Inc. (b)                        16,300            415,650
SICOR, Inc. (b)                              18,400            425,040
Target Corp.                                  8,500            294,100
Tellabs, Inc. (b)                            14,900            287,272
Ultramar Diamond Shamrock Corp.              11,822            558,590
United Health Group, Inc.                     9,000            555,750
Viacom, Inc. (b)                              8,900            460,575
Viad Corp.                                   11,900            314,160
W.W. Grainger, Inc.                          13,700            563,892
Wells Fargo and Co.                          29,100          1,351,113
XL Capital Ltd.                               4,700            385,870
York International Corp.                      5,500            192,610
                                                           -----------
Total Equities (Cost $43,306,971)                           47,094,306
                                                           -----------
SHORT-TERM INVESTMENTS  3.00%
INVESTMENT COMPANIES  2.77%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                   1,345,070          1,345,070
                                                           -----------

                                              FACE
                                             AMOUNT
                                            ---------
U.S. GOVERNMENT OBLIGATIONS  0.23%
U.S. Treasury Bill, due 08/09/01          $ 110,000            109,582
                                                           -----------
Total Short-Term Investments
  (Cost $1,454,500)                                          1,454,652
                                                           -----------
Total Investments
  (Cost $44,761,471)  100.14% (a)                           48,548,958

Liabilities, less cash and
  other assets -- (0.14%)                                      (67,211)
                                                           -----------
Net Assets -- 100%                                         $48,481,747
                                                           ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $44,761,471; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                        $ 6,953,200
            Gross unrealized depreciation                         (3,165,713)
                                                                 -----------
                     Net unrealized appreciation.                $ 3,787,487
                                                                 ===========

(b) Non-income producing security.

                See accompanying notes to financial statements.

BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND

Since its inception on April 30, 1999, the Brinson U.S. Large Capitalization Equity Fund's annualized return was a decline of 6.83%, compared to the 2.75% decline of its benchmark, the S&P 500 Index. For the six months ended June 30, 2001, the Fund's total return of 1.23% compared favorably to the 6.70% decline of its benchmark.

The U.S. equity market, as measured by the S&P 500 Index, has had a volatile, uneven calendar year so far. A sharp decline in large-cap stocks, falling technology valuations, and a synchronized global slowdown contributed to the market's downward trajectory. Other investor concerns included a deceleration in capital equipment spending and rising inventories. Despite these concerns, consumers displayed resilience, due in part to the Federal Reserve's aggressive attempts at reviving the economic engine. The Federal Reserve lowered the Fed Funds rate six times during the six month period, for a total 2.75% decrease.

Underexposure to size was the most significant factor in the Fund's positive performance. The Fund was underweighted in the largest stocks that dominate major market benchmarks. The disparity between large- and small-cap stocks, which began developing in 1999 and early 2000, began to dissipate as many of the largest-cap stocks significantly underperformed.

Stock selection also had a significant positive impact on Fund returns. The strongest contributors were UnitedHealth Group, Emerson Electric, Cigna, SBC Communications and Kimberly-Clark. The worst performers were Compuware, Gateway, Lexmark, Advanced Micro Devices and FedEx.

Industry exposures had a small negative effect on overall returns. The underweight to Internet stocks and telephone service companies, as well as the overweight to the electric utility industry made a positive contribution. This positive effect was more than offset, however, by the negative impact of the Fund underweight to the drug industry.

TOTAL RETURN

                                               6 months     1 year   Annualized
                                                  ended      ended   4/30/99* to
                                                6/30/01     6/30/01    6/30/01
--------------------------------------------------------------------------------
BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND    1.23%      12.40%      -6.83%
--------------------------------------------------------------------------------
Standard & Poor's (S&P) 500 Index               -6.70      -14.83       -2.75
--------------------------------------------------------------------------------

* INCEPTION DATE OF THE BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS

ILLUSTRATION OF AN ASSUMED INVESMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund and the S&P 500 Index if you had invested $100,000 on April 30, 1999. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND VS. S&P 500 INDEX
[CHART]


                          Brinson U.S. Large S&P 500
           Capitalization Equity Fund          Index
 4/30/99                     $100,000       $100,000
 5/31/99                      $97,074        $97,640
 6/30/99                      $99,706       $103,059
 7/31/99                      $94,900        $99,844
 8/31/99                      $92,286        $99,354
 9/30/99                      $84,256        $96,632
10/31/99                      $83,956       $102,749
11/30/99                      $83,199       $104,855
12/31/99                      $81,963       $111,010
 1/31/00                      $76,119       $105,437
 2/29/00                      $69,070       $103,445
 3/31/00                      $74,717       $113,562
 4/30/00                      $77,521       $110,143
 5/31/00                      $78,886       $107,885
 6/30/00                      $76,345       $110,550
 7/31/00                      $76,224       $108,826
 8/31/00                      $81,803       $115,584
 9/30/00                      $79,254       $109,481
10/31/00                      $83,325       $109,021
11/30/00                      $81,380       $100,430
12/31/00                      $84,805       $100,922
 1/31/01                      $88,248       $104,505
 2/28/01                      $85,336        $94,974
 3/31/01                      $82,674        $88,953
 4/30/01                      $85,229        $95,864
 5/31/01                      $87,436        $96,507
 6/30/01                      $85,845        $94,162

4/30/99 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING. #

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

U.S. EQUITIES
----------------------------------------------------
Basic Industries
  Chemicals                                    1.19%
  Metals                                       3.46
                                             -------
                                               4.65
Capital Investment
  Capital Goods                                3.20
  Electronic Components                        6.01
                                             -------
                                               9.21
Computers
  Software                                     1.46
  Systems                                      8.80
                                             -------
                                              10.26
Consumer
  Food/House Products                          4.92
  Health: Drugs                               10.90
  Health: Non-Drugs                            7.62
  Leisure/Tourism                              1.55
  Retail/Apparel                               7.91
                                             -------
                                              32.90
Financial
  Banks                                        8.08
  Non-Banks                                    9.95
                                             -------
                                              18.03

Energy                                         5.84
Services/Miscellaneous                         6.09
Telecommunications                             6.69
Transportation                                 4.22
Utilities                                      1.23
                                             -------
         Total U.S. Equities                  99.12
SHORT-TERM INVESTMENTS                         0.95
                                             -------
         TOTAL INVESTMENTS                   100.07
LIABILITIES, LESS CASH
   AND OTHER ASSETS                           (0.07)
                                             -------
NET ASSETS                                   100.00%
                                             =======
----------------------------------------------------

TOP TERM U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                       Percent of
                                       Net Assets
----------------------------------------------------
 1. Baxter International, Inc.                 4.17%
 2. Freddie Mac                                3.80
 3. Wells Fargo and Co.                        3.57
 4. Microsoft Corp.                            3.48
 5. Masco Corp.                                3.46
 6. Exxon Mobil Corp.                          3.27
 7. Illinois Tool Works, Inc.                  3.20
 8. Burlington Northern Santa Fe Corp.         3.10
 9. Kroger Co.                                 2.90
10. Computer Sciences Corp.                    2.64
----------------------------------------------------

BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

                                              SHARES          VALUE
                                              ------         ------
U.S. EQUITIES -- 99.12%
Abbott Laboratories                            7,300    $   350,473
Advanced Micro Devices, Inc. (b)               9,600        277,248
Allergan, Inc.                                 3,900        333,450
American Electric Power Co., Inc.              2,920        134,816
American General Corp.                         5,800        269,410
American Home Products Corp.                   3,800        222,072
Analog Devices, Inc. (b)                       5,000        216,250
Baxter International, Inc.                    11,600        568,400
Burlington Northern Santa Fe Corp.            14,000        422,380
Cardinal Health, Inc.                          5,100        351,900
Carnival Corp., Class A                        6,900        211,830
CIGNA Corp.                                    3,300        316,206
Cisco Systems, Inc. (b)                        7,000        127,400
Citigroup, Inc.                                4,800        253,632
Clear Channel Communications (b)               2,600        163,020
Compaq Computer Corp.                         12,900        199,821
Computer Sciences Corp. (b)                   10,400        359,840
Compuware Corp. (b)                           17,100        239,229
Dow Chemical Co.                               4,900        162,925
Eli Lilly and Co.                              3,100        229,400
Emerson Electric Co.                           5,400        326,700
Entergy Corp.                                  4,300        165,077
Exxon Mobil Corp.                              5,100        445,485
FedEx Corp. (b)                                3,800        152,760
First Data Corp.                               4,900        314,825
FleetBoston                                    8,400        331,380
Freddie Mac                                    7,400        518,000
General Mills, Inc.                            7,500        328,350
Household International, Inc.                  3,600        240,120
Illinois Tool Works, Inc.                      6,900        436,770
Johnson & Johnson Co.                          4,600        230,000
Kroger Co. (b)                                15,800        395,000
Masco Corp.                                   18,900        471,744

Mattel, Inc.                                  15,400    $   291,368
Microsoft Corp. (b)                            6,500        474,500
Motorola, Inc.                                 4,900         81,144
Newell Rubbermaid, Inc.                       10,700        268,570
Nextel Communications, Inc. (b)               13,300        232,750
Omnicom Group                                  3,200        275,200
PNC Financial Services Corp.                   4,300        282,897
Progress Energy, Inc.                          4,800        215,616
Sara Lee Corp.                                18,093        342,682
SBC Communications, Inc.                       7,800        312,468
Target Corp.                                   3,600        124,560
Tellabs, Inc. (b)                              6,400        123,392
UnitedHealth Group, Inc.                       3,900        240,825
Wells Fargo and Co.                           10,500        487,515
                                                         ----------
Total U.S. Equities (Cost $12,680,795)                   13,519,400
                                                         ----------
SHORT-TERM INVESTMENTS  0.95%
INVESTMENT COMPANIES  0.48%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                       64,799         64,799
                                                         ----------

                                              FACE
                                             AMOUNT
                                            --------
U.S. GOVERNMENT OBLIGATIONS  0.47%
U.S. Treasury Bill, due 08/09/01            $ 65,000        64,753
                                                        ------------
Total Short-Term Investments
  (Cost $129,462)                                           129,552
                                                        ------------
Total Investments
  (Cost $12,810,257)  100.07% (a)                        13,648,952
                                                        ------------
Liabilities, less cash and
  other assets  (0.07%)                                      (9,054)
                                                        ------------
Net Assets  100%                                        $13,639,898
                                                        ============


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $12,810,257; and net unrealized appreciation consisted of:

         Gross unrealized appreciation      $1,590,083
         Gross unrealized depreciation        (751,388)
                                            -----------
                Net unrealized appreciation $   838,695
                                            ===========

(b) Non-income producing security.

                See accompanying notes to financial statements.

BRINSON U.S. VALUE EQUITY FUND

Since its inception on June 30, 1998, the Brinson U.S. Value Equity Fund has provided an annualized return of 7.78% compared to the 5.35% return of its benchmark, the Russell 1000 Value Index. For the six months ended June 30, 2001, the U.S. Value Equity Fund's total return of 3.26% compared favorably to the 1.26% decline of its benchmark.

The U.S. equity market continued its slide during the period, driven largely by a rapid fall in technology, media and telecommunications (TMT) stocks. Much slower growing economies in the U.S. and abroad have prompted companies to change their priorities for the year ahead. The focus on growth at any price has been replaced by cost and headcount reductions. The emphasis on top-line growth has been displaced by a focus on margin expansion and cash generation, and the willingness to expand capital plant faster than revenue growth has been reined in. These trends appear firmly in place and are driving earnings reductions and expectation disappointments in economically exposed sectors.

Value stocks had a very positive year relative to the broad U.S. equity market. Investors became increasingly concerned about the weakness in the U.S. economy--this environment favored the value-style segment of the market as investors rotated out of high-risk New Economy and growth stocks.

The Brinson U.S. Value Equity Fund outperformed its benchmark for the six months ended June 30, 2001. Our key strategies are defensive in nature with overweights to healthcare, pharmaceuticals, utilities and materials. Our overweight to drug stocks was made because of their attractive valuations and the opportunity to increase the industry weight. We believe this is an area with strong growth potential that should not be adversely affected by a potentially sluggish economy. In the technology sector, the portfolio maintained a significant underweight to software and a modest underweight to hardware. During the period we took advantage of the opportunity to trim our exposure to technology stocks after brief rallies in this sector.

TOTAL RETURN

                                                          6 months     1 year      3 years  Annualized
                                                            ended       ended       ended   6/30/98* to
                                                           6/30/01     6/30/01     6/30/01    6/30/01
----------------------------------------------------------------------------------------------------------
BRINSON U.S. VALUE EQUITY FUND                              3.26%      22.55%       7.78%       7.78%
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                   -1.26       10.34        5.35        5.35
----------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON U.S. VALUE EQUITY FUND ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson
U.S. Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results.

Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. VALUE EQUITY FUND VS. RUSSELL 1000 VALUE INDEX
[CHART]

 6/30/98               $100,000             $100,000
 7/31/98               $ 98,283             $ 98,240
 8/31/98               $ 85,567             $ 83,622
 9/30/98               $ 92,840             $ 88,422
10/31/98               $ 97,557             $ 95,274
11/30/98               $102,132             $ 99,714
12/31/98               $103,707             $103,105
 1/31/99               $101,220             $103,929
 2/28/99               $ 99,166             $102,464
 3/31/99               $103,428             $104,585
 4/30/99               $115,379             $114,353
 5/31/99               $115,252             $113,095
 6/30/99               $117,862             $116,375
 7/31/99               $113,517             $112,965
 8/31/99               $109,758             $108,774
 9/30/99               $103,314             $104,978
10/31/99               $106,488             $111,025
11/30/99               $104,466             $110,159
12/31/99               $103,428             $110,688
 1/31/00               $ 99,484             $107,079
 2/29/00               $ 88,934             $ 99,123
 3/31/00               $101,062             $111,216
 4/30/00               $105,353             $109,926
 5/31/00               $107,905             $111,080
 6/30/00               $102,168             $106,004
 7/31/00               $106,026             $107,329
 8/31/00               $110,775             $113,296
 9/30/00               $112,468             $114,339
10/31/00               $116,615             $117,152
11/30/00               $115,199             $112,805
12/31/00               $121,201             $118,457
 1/31/01               $124,861             $118,907
 2/28/01               $121,827             $115,601
 3/31/01               $117,843             $111,521
 4/30/01               $123,499             $116,985
 5/31/01               $127,377             $119,617
 6/30/01               $125,148             $116,962

 6/30/98 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE
BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------
U.S. EQUITIES
Basic Industries
   Chemicals                                   2.44%
   Metals                                      1.95
                                             ------
                                               4.39
Capital Investment
   Capital Goods                               2.91
   Electronic Components                       2.13
                                             ------
                                               5.04
Consumer
   Autos/Durables                              3.89
   Food/House Products                         4.05
   Health: Drugs                               7.35
   Health: Non-Drugs                           4.47
   Retail/Apparel                              5.55
                                             ------
                                              25.31
Financial
   Banks                                      10.87
   Non-Banks                                  16.45
                                             ------
                                              27.32

Energy                                        10.29
Services/Miscellaneous                         6.92
Telecommunications                            10.46
Transportation                                 4.94
Utilities                                      4.15
                                             ------
         Total U.S. Equities                  98.82
SHORT-TERM INVESTMENTS                         1.00
                                             ------
         TOTAL INVESTMENTS                    99.82
CASH AND OTHER ASSETS,
   LESS LIABILITIES                            0.18
                                             ------
NET ASSETS                                   100.00%
                                             ======
---------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                            Percent of
                                            Net Assets
-------------------------------------------------------
 1. Exxon Mobil Corp.                          4.46%
 2. Citigroup, Inc.                            3.98
 3. Wells Fargo and Co.                        3.71
 4. Abbott Laboratories                        3.20
 5. Household International, Inc.              2.96
 6. Freddie Mac                                2.76
 7. Progress Energy, Inc.                      2.70
 8. JP Morgan Chase & Co.                      2.67
 9. American Home Products Corp.               2.58
10. American General Corp.                     2.55
-------------------------------------------------------

BRINSON U.S. VALUE EQUITY FUND -- SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                           SHARES        VALUE
                                          ---------  ------------
U.S. EQUITIES -- 98.82%
Abbott Laboratories                         76,900   $  3,691,969
American General Corp.                      63,500      2,949,575
American Home Products Corp.                50,900      2,974,596
American International Group, Inc.          17,950      1,543,700
AT&T Corp.                                  39,900        877,800
Baxter International, Inc.                  51,000      2,499,000
Burlington Northern Santa Fe Corp.          69,000      2,081,730
Cardinal Health, Inc.                       26,350      1,818,150
Chevron Corp.                               18,600      1,683,300
CIGNA Corp.                                 24,300      2,328,426
Citigroup, Inc.                             86,859      4,589,629
Clear Channel Communications (b)            26,400      1,655,280
CMS Energy Corp.                            55,200      1,537,320
CommScope, Inc. (b)                         40,400        949,400
Computer Sciences Corp. (b)                 79,600      2,754,160
Conoco, Inc.                                65,700      1,898,730
Dow Chemical Co.                            81,000      2,693,250
DTE Energy Co.                              36,000      1,671,840
Emerson Electric Co.                        40,700      2,462,350
Exxon Mobil Corp.                           59,000      5,153,650
FedEx Corp. (b)                             32,400      1,302,480
First Data Corp.                            20,400      1,310,700
FleetBoston                                 66,000      2,603,700
Freddie Mac                                 45,600      3,192,000
General Mills, Inc.                         52,600      2,302,828
GPU, Inc.                                   45,500      1,599,325
GreenPoint Financial Corp.                  75,200      2,887,680
Household International, Inc.               51,300      3,421,710
Illinois Tool Works, Inc.                   33,300      2,107,890
IMC Global, Inc.                            12,300        125,460
Johnson & Johnson Co.                       26,600      1,330,000
Johnson Controls, Inc.                      18,300      1,326,201
J.P. Morgan Chase & Co.                     69,100      3,081,860
Kroger Co. (b)                              95,200      2,380,000
Lear Corp. (b)                              30,800      1,074,920
Masco Corp.                                 90,400      2,256,384
Mattel, Inc.                               113,950      2,155,934
Motorola, Inc.                              37,900        627,624
Newell Rubbermaid, Inc.                     74,800      1,877,480
Nextel Communications, Inc. (b)            123,900      2,168,250
Norfolk Southern Corp.                     111,800      2,314,260
Pentair, Inc.                               36,900      1,247,220
PNC Financial Services Corp.                42,200      2,776,338
Progress Energy, Inc.                       69,300      3,112,956
Sara Lee Corp.                             125,056      2,368,561
SBC Communications, Inc.                    67,000      2,684,020
Sprint Corp.                                63,300      1,352,088
UnitedHealth Group, Inc.                    21,600      1,333,800
Verizon Communications, Inc.                33,000      1,765,500
Viacom, Inc. (b)                            35,000      1,811,250
W.W. Grainger, Inc.                         50,800      2,090,928
Wells Fargo and Co.                         92,300      4,285,489
                                                     ------------
Total U.S. Equities (Cost $107,822,102)               114,088,691
                                                     ------------
SHORT-TERM INVESTMENTS -- 1.00%
INVESTMENT COMPANIES -- 0.91%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                  1,050,561      1,050,561
                                                     ------------
                                            FACE
                                           AMOUNT
                                          ---------
U.S. GOVERNMENT OBLIGATIONS -- 0.09%
U.S. Treasury Bill, due 08/09/01          $110,000        109,583
                                                     ------------
Total Short-Term Investments
  (Cost $1,159,991)                                     1,160,144
                                                     ------------
Total Investments
  (Cost $108,982,093)-- 99.82% (a)                    115,248,835

Cash and other assets,
  less liabilities -- 0.18%                               205,537
                                                     ------------
Net Assets -- 100%                                   $115,454,372
                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $108,982,093; and net unrealized appreciation consisted of:

            Gross unrealized appreciation               $12,133,034
            Gross unrealized depreciation                (5,866,292)
                                                        -----------
                     Net unrealized appreciation        $ 6,266,742
                                                        ===========

(b) Non-income producing security.

See accompanying notes to financial statements.

BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND

The Brinson U.S. Small Capitalization Equity Fund posted a robust 15.64% return for the six months ended June 30, 2001. The Fund's benchmark, the Wilshire Small Stock Index, returned 7.60% for the same period. Since its inception on April 30, 1995, the Fund returned 15.81% on an annualized basis, versus 13.64% for its benchmark.

During the six months ended June 30, 2001, we maintained an overweight position in the consumer discretionary sector. It is a bottom-up, stock-specific overweight to companies pursuing specific niche strategies. Important holdings include Michaels Stores, the U.S. leader in arts and crafts retailing; Russ Berrie, the leading seller of impulse gifts to retailers; and WMS industries, a producer of video slot machines.

Materials and healthcare were our largest underweights. In the materials sector are companies in the chemicals, metals and mining and paper industries. We believe small-cap stocks are at a disadvantage in this sector. In the healthcare sector, underweights in medical services, pharmaceuticals and biotechnology were partially offset by an overweight in medical products. This underweight results from regulatory and reimbursement concerns and the lack of attractive candidates.

Recent additions to the portfolio include Take 2 Interactive, a software publisher for the personal computer, Playstation 2, Microsoft Xbox and GameBoy platforms. We expect the company will benefit from the release of over 40 new software products over the next 15 months. We also added Hawaiian Electric, an electric utility to our portfolio, a company that should benefit from the much-improved local economy and reduced emphasis on less profitable overseas investments. We also consider Clayton Homes, a producer of manufactured housing, a very attractive new holding which is benefiting from reduced industry inventories and improved housing demand.

Our investment style continues to be characterized by low price/earnings multiples, high book-to-value, small relative size and low momentum and volatility metrics.

Brinson U.S. Small Capitalization Equity Fund
Total Return

                                                 6 months      1 year ended      3 years       5 years       Annualized
                                                  ended           ended           ended         ended         4/30/95*
                                                 6/30/01         6/30/01         6/30/01       6/30/01       to 6/30/01
---------------------------------------------------------------------------------------------------------------------
BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND     15.64%          20.71%          5.36%         12.86%          15.81%
---------------------------------------------------------------------------------------------------------------------
Wilshire Small Stock Index                         7.60            0.54           5.90           9.50           13.64
---------------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON U.S. SMALL CAPITALIZATION EQUITY
FUND
ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Equity Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND VS. WILSHIRE SMALL STOCK INDEX

[CHART]

                 Brinson U.S. Small Capitalization    Wilshire Small
                            Equity Fund                Stock Index

        4/30/95                           $100,000          $100,000
        5/31/95                           $100,802          $102,030
        6/30/95                           $105,306          $107,958
        7/31/95                           $109,310          $114,392
        8/31/95                           $113,508          $117,835
        9/30/95                           $113,864          $120,475
       10/31/95                           $112,673          $114,391
       11/30/95                           $117,557          $117,308
       12/31/95                           $119,936          $119,959
        1/31/96                           $118,542          $120,835
        2/29/96                           $121,360          $124,279
        3/31/96                           $125,800          $127,895
        4/30/96                           $134,578          $137,283
        5/31/96                           $141,097          $146,233
        6/30/96                           $135,051          $139,755
        7/31/96                           $126,673          $126,283
        8/31/96                           $135,902          $132,155
        9/30/96                           $140,758          $136,476
       10/31/96                           $142,806          $134,334
       11/30/96                           $148,199          $138,203
       12/31/96                           $152,509          $142,100
        1/31/97                           $154,820          $146,931
        2/28/97                           $153,430          $143,038
        3/31/97                           $149,872          $135,628
        4/30/97                           $147,152          $132,536
        5/31/97                           $161,939          $147,685
        6/30/97                           $171,055          $156,561
        7/31/97                           $183,111          $164,561
        8/31/97                           $191,388          $170,222
        9/30/97                           $205,843          $184,606
       10/31/97                           $199,239          $177,074
       11/30/97                           $198,700          $173,745
       12/31/97                           $200,635          $174,527
        1/31/98                           $198,854          $173,305
        2/28/98                           $211,131          $185,610
        3/31/98                           $219,726          $194,686
        4/30/98                           $224,013          $197,548
        5/31/98                           $214,001          $186,683
        6/30/98                           $211,458          $185,226
        7/31/98                           $196,004          $172,390
        8/31/98                           $164,747          $137,602
        9/30/98                           $170,480          $145,968
       10/31/98                           $174,399          $150,873
       11/30/98                           $182,545          $160,544
       12/31/98                           $189,356          $167,559
        1/31/99                           $194,368          $170,341
        2/28/99                           $175,429          $156,969
        3/31/99                           $167,446          $158,633
        4/30/99                           $181,038          $174,020
        5/31/99                           $185,942          $176,317
        6/30/99                           $192,865          $187,760
        7/31/99                           $194,388          $185,263
        8/31/99                           $186,123          $179,075
        9/30/99                           $185,192          $178,699
       10/31/99                           $180,003          $178,396
       11/30/99                           $186,670          $191,525
       12/31/99                           $194,892          $212,708
        1/31/00                           $193,974          $211,007
        2/29/00                           $204,125          $236,770
        3/31/00                           $210,325          $231,940
        4/30/00                           $206,710          $211,344
        5/31/00                           $197,780          $201,009
        6/30/00                           $204,940          $218,799
        7/31/00                           $210,175          $213,416
        8/31/00                           $220,429          $227,992
        9/30/00                           $217,659          $221,267
       10/31/00                           $213,730          $209,805
       11/30/00                           $202,292          $189,958
       12/31/00                           $213,639          $204,451
        1/31/01                           $235,644          $219,356
        2/28/01                           $226,548          $200,557
        3/31/01                           $218,098          $189,406
        4/30/01                           $228,545          $204,540
        5/31/01                           $244,337          $213,887
        6/30/01                           $247,386          $219,983
4/30/95 = $100,000
DATA THROUGH 6/30/01

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

U.S. EQUITIES
Basic Industries
Chemicals                                        1.22%
Construction                                     2.27
Metals                                           1.24
                                              --------
                                                 4.73
Capital Investment
Capital Goods                                    3.31
Electronic Components                            6.90
Technology                                       1.24
                                              -------
                                                11.45
Computers
Software                                         4.55
Consumer
Autos/Durables                                   5.47
Food/House Products                              1.35
Health:Drugs                                     1.04
Health:Non-Drugs                                 6.34
Non-Durables                                     6.73
Retail/Apparel                                   7.72
                                              -------
                                                28.65
Financial
Banks                                            5.01
Non-Banks                                       14.01
                                             --------
                                                19.02
Energy                                           2.19
Services/Miscellaneous.                         14.37
Telecommunications                               2.53
Transportation                                   2.33
Utilities                                        2.20
                                            ---------
Total U.S.Equities                              92.02*
SHORT-TERM INVESTMENTS                           7.79*
                                            ---------
TOTAL INVESTMENTS                               99.81
CASH AND OTHER ASSETS,
LESS LIABILITIES                                 0.19
                                            ---------
NET ASSETS                                     100.00%
                                            =========

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                            Percent of Net
                                                Assets
-------------------------------------------------------------
1. AmerUs Group Co.                              3.30%
2. Bacou USA, Inc.                               3.07
3. North Fork Bancorporation, Inc.               2.92
4. Handleman Co.                                 2.35
5. Russ Berrie& Co., Inc.                        2.31
6. RFS Hotel Investors, Inc.                     2.21
7. Kellwood Co.                                  2.02
8. Harte-Hanks Communications, Inc.              1.93
9. City National Corp.                           1.84
10. Innkeepers USA Trust                         1.76
-------------------------------------------------------------

* THE FUND HELD A LONG POSITION IN STOCK INDEX FUTURES WHICH INCREASED THE U.S.EQUITY EXPOSURE FROM 92.02% TO 99.47%.
THIS ADJUSTMENT RESULTED IN A NET
DECREASE TO THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 7.79% TO 0.34%.

BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND--SCHEDULE OF INVESTMENT

JUNE 30, 2001 (UNAUDITED)

                                                 SHARES               VALUE
                                           ---------------  -------------------
U.S.EQUITIES -- 92.02%
1-800-Flowers.com, Inc.(b)                         153,900   $        2,283,876
A.Schulman, Inc                                     82,000            1,107,000
Adtran, Inc.(b)                                     63,500            1,301,750
Allied Capital Corp                                122,360            2,832,634
Alpharma, Inc., Class A                             69,400            1,891,150
AmerUs Group Co                                    169,100            5,997,977
APAC Customer Services, Inc.(b)                    224,600              711,982
APW Ltd.(b)                                         75,100              762,265
Atmos Energy Corp                                  103,850            2,540,171
Avant! Corp.(b)                                    122,700            1,631,910
Bacou USA, Inc.(b)                                 198,200            5,585,276
Belden, Inc                                        101,800            2,723,150
Benchmark Electronics, Inc.(b)                     120,100            2,925,636
Boston Beer Company, Inc.(b)                        75,500              650,810
Callon Petroleum Co.(b)                            136,300            1,615,155
Candela Corp.(b)                                   216,700            1,419,385
Celadon Group, Inc.(b)                             105,100              451,930
Chemfirst, Inc                                      42,600            1,116,120
City National Corp                                  75,500            3,343,895
CKE Restaurants, Inc                                89,700              296,010
Clayton Homes, Inc                                  88,600            1,392,792
Coachmen Industries, Inc                           131,699            1,745,012
Colorado Medtech, Inc.(b)                           96,600              375,774
Commonwealth Industries, Inc                       132,800              594,944
Computer Task Group, Inc      .                    324,500            1,181,180
Comstock Resources, Inc.(b)                        161,100            1,651,275
CT Communications, Inc                              34,700              644,032
CTS Corp                                            91,900            1,883,950
Del Monte Foods Co.(b)                             120,500            1,009,790
Del Webb Corp.(b)                                   70,700            2,735,383
Department 56, Inc.(b)                              91,100              696,915
Digital Lighthouse Corp.(b)                         94,300               21,689
Dover Downs Entertainment                          174,900            2,693,460
Dress Barn, Inc.(b)                                 34,800              791,700
Eastgroup Properties                                45,600            1,030,560
Emmis Communications Corp.(b)                       36,900            1,134,675
FBL Financial Group, Inc                           105,883            1,905,894
Federal Signal Corp                                104,500            2,452,615
Fidelity National Corp                              44,200            1,085,994
Finlay Enterprises, Inc.(b)                        112,700            1,267,875
Goody's Family Clothing, Inc.(b)                    76,900              308,369
Greater Bay Bancorp                                 35,200              879,296
Gtech Holdings Corp.(b)                             32,600            1,157,626
Haggar Corp                                         80,600              834,210
Handleman Co.(b)                                   254,800            4,267,900
Hardinge, Inc                                       29,900              432,952
Harland (John H.) Co                                79,600            1,854,680
Harte-Hanks Communications, Inc                    141,700            3,508,492
Hartmarx Corp.(b)                                  207,600              521,076
Hawaiian Electric Industries, Inc                   56,600            2,162,120
Herbalife International, Class B                   123,500            1,079,390
In Test Corp.(b)                                   125,600              791,280
Innkeepers USA Trust                               266,900            3,197,462
Interep National Radio Sales, Class A (b)          122,900              700,530
Interface, Inc., Class A                            10,400               78,000
John B.Sanfilippo and Son, Inc.(b)                 153,000              803,250
Kellwood Co.                                       158,650            3,664,815
Kensey Nash Corp.(b)                                75,400            1,262,196
KEY Production Co., Inc.(b                          62,500            1,040,625
Landstar System, Inc.(b                             24,700            1,680,094
M& F Worldwide Corp.(b)                            190,800              734,580
Mac Gray Corp.(b                                   170,200              595,700
Mentor Corp.                                        80,100            2,282,850
Merix Corp.(b)                                     153,000            2,675,970
Methode Electronics, Inc., Class A                  86,010              739,686
Michaels Stores, Inc.(b)                            54,000            2,214,000
Midway Airlines Corp.(b)                           111,700              366,934
Morton's Restaurant Group, Inc.                      6,500              128,310
MSC.Software Corp.(b)                               55,120            1,033,500
North Fork Bancorporation, Inc.                    171,300            5,310,300
NTELOS, Inc.(b)                                     35,900            1,079,154
O'Charleys, Inc.(b)                                 59,200            1,147,296
Ocular Sciences, Inc.(b)                            89,500            2,273,300
Pinnacle Entertainment, Inc.(b)                     76,200              560,070
Pride International, Inc.(b)                       133,700            2,540,300
Printronix, Inc.(b)                                 86,700              437,835
Quantum Corp.(b)                                    82,000              827,380
Renal Care Group, Inc.(b)                           86,200            2,835,118
ResortQuest International, Inc.(b)                  54,500              626,750
RFS Hotel Investors, Inc.                          254,000            4,010,660
Russ Berrie & Co., Inc.                            142,600            4,192,440
Saga Communications, Inc., Class A (b)              78,750            1,869,525
Sawtek, Inc.(b)                                      3,800               89,414
SBS Technologies, Inc.(b)                           53,800            1,017,896
School Specialty, Inc.(b)                          116,100            3,001,185
Silicon Valley Bancshares (b)                       62,940            1,384,680
Snap-On, Inc.                                       40,200              971,232
SOS Staffing Services, Inc.(b)                     199,900              261,869
Stanley Furniture Co., Inc.(b)                      96,686            2,600,853
Stone Energy Corp.(b)                               30,006            1,329,266
Storage USA, Inc.                                   57,500            2,070,000
Stride Rite Corp.                                   32,500              276,250
Take-Two Interactive Software, Inc.(b)             156,700            2,906,785
TBC Corp.(b)                                       272,100            2,606,718
Topps Co., Inc.(The) (b)                           120,100            1,403,969
Tractor Supply Co.(b)                              144,200            2,305,758
Trans World Entertainment (b)                      122,700            1,166,877
UCBH Holdings, Inc.                                 50,400            1,529,640
UniSource Energy Holding Co.                        64,900            1,490,753
United Stationers, Inc.                             49,400            1,559,064
Watsco, Inc.                                       120,300            1,696,230
Westell Technologies, Inc.(b)                       95,200              142,800
WMS Industries, Inc.                                42,200            1,357,574
                                                                   ------------
Total U.S. Equities (Cost $152,898,081)                             167,358,425
                                                                   ------------

JUNE 30, 2001 (UNAUDITED)

                                                                 SHARES              VALUE
                                                          -----------------      ------------
SHORT-TERM INVESTMENTS -- 7.79%
INVESTMENT COMPANIES -- 6.97%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund                                         12,684,492         $ 12,684,492
                                                                                --------------

                                                                  FACE
                                                                 AMOUNT
                                                               ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.82%
U.S. Treasury Bill, due 08/09/01                              $1,500,000            1,494,310
                                                                                -------------
Total Short-Term Investments
(Cost $14,176,725)                                                                 14,178,802
                                                                                -------------
Total Investments
(Cost $167,074,806)-- 99.81% (a).                                                 181,537,227
Cash and other assets,
less liabilities-- 0.19%                                                             337,450
                                                                                -------------
Net Assets-- 100%                                                               $181,874,677
                                                                                =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $167,074,806;and net unrealized appreciation consisted of:

Gross unrealized appreciation                      $ 31,073,560
Gross unrealized depreciation                      (16,611,139)
                                                  -------------
         Net unrealized appreciation               $ 14,462,421
                                                  =============

(b) Non-income producing security.

FUTURES CONTRACTS
The Brinson U.S. Small Capitalization Equity Fund had the following open futures contracts as of June 30, 2001:


                                                   EXPIRATION DATE                  CURRENT      UNREALIZED
                                                                        COST        VALUE          LOSS
                                                   ---------------    --------     --------     -----------
INDEX FUTURES BUY CONTRACTS
S&P 500 Index, 44 contracts                        September 2001    $13,777,383  $13,548,700    $(228,683)

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2001 was $1,494,310.

BRINSON INTERNATIONAL EQUITY FUND

The developed markets struggled during the six months ended June 30, 2001, falling 14.62% for the period as measured by the Fund's benchmark, the MSCI World Ex U.S.A. (Free) Index. The Brinson International Equity Fund's performance compared favorably to that of the benchmark, with a decline of 10.60% for the period.

One positive sign was the Fund's and the international market's rebound during the latest three months, as the Fund showed its first positive return in a while at 1.54%, while the benchmark returned -0.72%. Since inception, the Brinson International Equity Fund has generated a 1.25% annualized return, again outperforming the benchmark which returned -1.03%.

Our use of sector and geographic weights helped performance year to date. We were well positioned for this difficult market as we were significantly underweight in most computer and telecommunications sectors, while we were overweight in cash-strong sectors such as utilities, basic materials and food, beverage and tobacco. Technology equity prices have fallen as much as 60% from the previous calendar year's highs.

Geographically, we also benefited from the relatively strong market performances in the United Kingdom, Australia and New Zealand, three countries in which we had overweights. We also remained underweight against the Japanese yen, which continued to struggle even with the promise of new economic reform, while we overweighted the Australian and New Zealand dollars.

Even within underweighted sectors, we continue to look for values as stock selection will continue to play an important role in our strategy. Although we focus on defining industries and countries that offer the best earnings prospects and the business environment for technology remains murky in the short-term, we will continue to look for opportunities even in battered sectors.

TOTAL RETURN

                                                                    6 months      1 year     3 years  Annualized
                                                                       ended       ended       ended    6/30/98*
                                                                     6/30/01     6/30/01     6/30/01    6/30/01
----------------------------------------------------------------------------------------------------------------
BRINSON INTERNATIONAL EQUITY FUND                                    -10.60%     -14.13%       1.25%       1.25%
----------------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                                       -14.62      -23.84       -1.03       -1.03
----------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON INTERNATIONAL EQUITY FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson International Equity Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON INTERNATIONAL EQUITY FUND VS. MSCI WORLD EX USA (FREE) INDEX
[CHART]

           Brinson International      MSCI World Ex USA
                     Equity Fund           (Free) Index
 6/30/98                $100,000               $100,000
 7/31/98                $101,820               $100,660
 8/31/98                 $89,193                $87,808
 9/30/98                 $86,983                $85,299
10/31/98                 $94,172                $94,198
11/30/98                 $98,923                $98,985
12/31/98                $102,591               $102,717
 1/31/99                $102,553               $102,702
 2/28/99                 $99,258               $100,118
 3/31/99                $102,540               $104,257
 4/30/99                $107,271               $108,760
 5/31/99                $101,925               $103,195
 6/30/99                $105,992               $107,178
 7/31/99                $109,244               $110,278
 8/31/99                $108,918               $110,574
 9/30/99                $108,164               $111,809
10/31/99                $110,983               $116,131
11/30/99                $113,932               $120,177
12/31/99                $124,243               $131,240
 1/31/00                $115,352               $123,268
 2/29/00                $115,825               $126,728
 3/31/00                $119,533               $131,933
 4/30/00                $115,134               $125,072
 5/31/00                $114,078               $122,042
 6/30/00                $120,884               $127,310
 7/31/00                $116,533               $122,442
 8/31/00                $117,275               $124,040
 9/30/00                $112,855               $117,613
10/31/00                $110,259               $114,407
11/30/00                $110,111               $109,788
12/31/00                $116,077               $113,564
 1/31/01                $115,009               $113,776
 2/28/01                $108,235               $104,769
 3/31/01                $102,206                $97,662
 4/30/01                $108,696               $104,486
 5/31/01                $105,653               $101,080
 6/30/01                $103,772                $96,957

6/30/98 = $ 100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

INTERNATIONAL EQUITIES
Appliances & Households                        1.79%
Autos/Durables                                 0.79
Banking                                       14.08
Beverages and Tobacco                          3.36
Broadcasting & Publishing                      3.93
Building Materials                             1.08
Business & Public Service                      1.11
Chemicals                                      2.93
Construction                                   0.26
Data Processing                                0.54
Electric Components                            3.40
Electronics                                    1.37
Energy                                         7.70
Financial Services                             5.80
Food & House Products                          5.62
Forest Products                                1.36
Health & Personal Care                         9.30
Housing/Paper                                  0.74
Industrial Components                          0.55
Insurance                                      5.09
Leisure & Tourism                              0.89
Machinery & Engineering                        1.17
Metals-Steel                                   0.36
Multi-Industry                                 1.77
Non-Durables                                   0.19
Non-Ferrous Metals                             0.97
Real Estate                                    0.84
Retail/Apparel                                 0.53
Services/Miscellaneous                         0.49
Technology                                     0.54
Telecommunications                             8.51
Transportation                                 3.03
Utilities                                      4.99
Wholesale & International Trade                0.19
       Total International Equities           95.27
SHORT-TERM INVESTMENTS                         2.09
         TOTAL INVESTMENTS                    97.36
CASH AND OTHER ASSETS,
   LESS LIABILITIES                            2.64
NET ASSETS                                   100.00%

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2001 (UNAUDITED)

                                          Percent of
                                          Net Assets
 1. GlaxoSmithKline PLC                        2.41%
 2. Total Fina S.A., Class B                   2.21
 3. Aventis S.A., Class A                      1.77
 4. BP Amoco PLC                               1.66
 5. Groupe Danone                              1.53
 6. Westpac Banking Corp., Ltd.                1.52
 7. Shell Transport & Trading Co.              1.51
 8. Roche Holding AG (Reg.)                    1.50
 9. Lloyds TSB Group PLC                       1.41
10. Nestle S.A. (Reg.)                         1.36

JUNE 30, 2001 (UNAUDITED)

                                              SHARES         VALUE
                                            --------     ----------
INTERNATIONAL EQUITIES  95.27%
AUSTRALIA -- 4.46%
Amcor Ltd.                                    38,460     $  129,365
Cable & Wireless Optus Ltd.                  222,200        418,857
National Australia Bank Ltd.                   6,800        121,107
National Australia Bank Ltd.,
  Convertible Preferred, 7.875%               16,600        515,430
News Corp., Ltd., Preferred                   33,620        269,388
QBE Insurance Group Ltd.                      35,800        214,823
Rio Tinto Ltd.                                18,750        325,247
Westpac Banking Corp., Ltd.                  140,610      1,032,935
                                                         ----------
                                                          3,027,152
                                                         ----------
BELGIUM -- 1.32%
Electrabel S.A.                                1,700        335,625
Fortis B                                      23,380        564,112
                                                         ----------
                                                            899,737
                                                         ----------
CANADA -- 2.95%
Alcan Aluminum Ltd.                            7,860        330,435
BCE, Inc.                                     18,500        496,145
Canadian Pacific Ltd.                          8,580        331,531
Magna International, Inc., Class A             3,240        199,041
Nortel Networks Corp.                         20,200        186,347
Royal Bank of Canada                           8,500        272,038
Shaw Communications, Inc., Class B             7,840        185,255
                                                         ----------
                                                          2,000,792
                                                         ----------
DENMARK -- 1.57%
Danske Bank A/S                               17,700        318,013
Novo-Nordisk A/S                              11,500        508,699
Tele Danmark A/S                               6,600        237,912
                                                         ----------
                                                          1,064,624
                                                         ----------
FINLAND -- 3.08%
Nokia Oyj                                     34,064        772,006
Sampo Leonia Insurance, Class A               41,260        351,052
Stora Enso Oyj                                40,200        435,625
UPM-Kymmene Corp.                             18,837        532,482
                                            --------     ----------
                                                         2,091,165
                                                         ----------
FRANCE -- 10.06%
Air Liquide                                    3,131        449,823
Alcatel S.A.                                  12,235        255,845
Aventis S.A., Clas  s A                       15,029      1,199,826
Axa                                           16,188        461,163
Banque Nationale de Paris                      6,748        587,279
Cie de Saint Gobain                            3,243        440,655
Groupe Danone                                  7,554      1,036,661
Societe Generale                              10,440        618,251
Suez S.A.                                      5,370        172,757
Total Fina S.A., Class B                      10,705      1,498,990
Usinor S.A.                                   10,600        111,187
                                            --------     ----------
                                                          6,832,437
                                                         ----------
GERMANY -- 3.51%
Allianz AG                                     2,907        853,248
Bayer AG                                       8,320        324,010
Bayerische Motoren Werke AG                    9,040        297,711
Continental AG                                10,030     $  141,381
E.on AG                                       13,930        724,096
Volkswagen AG                                    900         42,059
                                                         ----------
                                                          2,382,505
                                                         ----------
HONG KONG -- 1.04%
Esprit Holdings Ltd.                           9,000          9,865
Hong Kong Electric Holdings                  182,000        700,009
                                                         ----------
                                                            709,874
                                                         ----------
IRELAND -- 0.76%
Bank of Ireland                               37,145        367,928
Eircom PLC                                   135,870        148,960
                                                         ----------
                                                            516,888
                                                         ----------
ITALY -- 2.02%
Assicurazioni Generali                        12,000        360,650
ENI Spa                                       62,000        755,842
San Paolo-imi Spa                             20,000        256,349
                                                         ----------
                                                          1,372,841
                                                         ----------
JAPAN -- 19.21%
Benesse Corp.                                 10,600        332,312
Canon, Inc.                                    9,000        363,695
Dai Nippon Printing Co., Ltd.                 21,000        256,270
Daikin Kogyo Industries Ltd.                   7,000        129,650
East Japan Railway Co.                            95        548,428
Fanuc                                          3,900        194,187
Fuji Photo Film Co., Ltd.                     14,000        603,913
Fujitsu                                       35,000        367,623
Hirose Electric Co., Ltd.                      1,700        129,490
Hitachi Ltd.                                  40,000        392,880
Hoya Corp.                                     3,000        190,026
Kamigumi Co., Ltd.                            31,000        151,620
Kao Corp.                                     13,000        323,124
Kuraray Co., Ltd.                             24,000        178,576
Matsushita Electric Industrial Co.            18,000        281,719
Minebea Co., Ltd.                             61,000        401,547
Mitsubishi Corp.                              16,000        128,929
Mitsubishi Estate Co., Ltd.                   39,000        358,667
Mizuho Holding, Inc.                              78        362,733
Murata Manufacturing Co., Inc.                 7,600        505,164
Nikko Securities Co., Ltd.                    36,000        288,358
Nippon Steel Co.                              87,000        131,839
Nippon Telegraph & Telephone Corp.               158        823,445
Nomura Securities Co., Ltd.                   24,000        459,910
Omron Corp.                                    5,000         90,403
Ono Pharmaceutical Co., Ltd.                  15,000        476,267
Orix Corp.                                     7,000        680,805
Rohm Co.                                       3,800        590,475
Sekisui House Ltd.                            17,000        144,347
Seven-Eleven Japan Co., Ltd.                   9,000        351,427
Shin-Etsu Chemical Co., Ltd.                   5,000        183,611
Sony Corp.                                     6,500        427,357
Sumitomo Bank                                 31,000        256,013
Sumitomo Chemical Co.                         53,000        239,248
Takeda Chemical Industries                    15,000        697,563
Takefuji Corp.                                 1,500        136,265
Tokio Marine & Fire Insurance Co.             18,000        168,137

                                       33

                                              SHARES          VALUE
                                            --------     ----------
West Japan Railway Co.                            32     $  173,445
Yamanouchi Pharmaceutical Co., Ltd.           19,000        533,194
                                                         ----------
                                                         13,052,662
                                                         ----------
NETHERLANDS -- 6.38%
ABN AMRO Holdings NV                          28,708        539,308
Aegon NV                                      24,581        691,939
Akzo Nobel NV                                 14,600        618,016
Elsevier NV                                   61,540        765,863
Philips Electronics NV                        13,708        363,357
TNT Post Group NV                             24,740        516,289
Wolters Kluwer NV                             31,124        836,596
                                                         ----------
                                                          4,331,368
                                                         ----------
NEW ZEALAND -- 0.41%
Lion Nathan Ltd.                             126,530        279,180
                                                         ----------
NORWAY -- 0.30%
Telenor ASA                                   49,300        203,307
                                                         ----------
PORTUGAL -- 1.11%
Brisa-Auto Estradas de Portugal S.A.          31,593        267,465
Electricidade de Portugal S.A.               203,515        485,872
                                                         ----------
                                                            753,337
                                                         ----------
SINGAPORE -- 0.96%
DBS Group Holdings Ltd.                       59,000        433,919
Neptune Orient Lines Ltd.                    288,000        221,295
                                                         ----------
                                                            655,214
                                                         ----------
SPAIN -- 2.14%
Altadis S.A.                                   1,638         23,352
Banco Popular Espanol S.A.                    16,018        559,925
Banco Santander Central Hispano S.A.          42,710        386,892
Telefonica S.A. (b)                           39,350        485,046
                                            --------     ----------
                                                          1,455,215
                                                         ----------
SWEDEN -- 2.19%
Sandvik AB                                    11,600        233,377
Svenska Cellulosa AB                           3,200         67,761
Svenska Handelsbanken AB                      34,350        490,696
Swedish Match AB                             148,640        696,404
                                                         ----------
                                                          1,488,238
                                                         ----------
SWITZERLAND -- 5.55%
Givaudan S.A. (Reg.) (b)                       1,090        302,289
Nestle S.A.(Reg.)                              4,340        922,325
Novartis AG (Reg.)                            21,310        771,191
Roche Holding AG (Reg.)                       14,100      1,015,828
Swiss Reinsurance Co. (Reg.)                     103        205,828
Zurich Financial Services AG (Reg.  )          1,626        554,514
                                                         ----------
                                                          3,771,975
                                                         ----------
UNITED KINGDOM -- 26.25%
BAE Systems PLC                               93,000        445,355
Barclays PLC                                  18,000        551,868
BP Amoco PLC                                 137,218      1,127,980
British Land Company PLC                      31,000        211,451
British Telecommunications PLC               139,400        876,347
Carlton Communications PLC                    30,000        141,764
Charter PLC                                   68,792        218,168
Compass Group PLC                             34,000        272,080
Diageo PLC                                    56,766    $   622,714
Dixons Group PLC                              32,000        104,861
Emap PLC                                      16,000        157,516
Gallaher Group PLC                            69,000        433,773
GlaxoSmithKline PLC (b)                       58,109      1,634,479
Hanson PLC                                    40,000        294,498
HSBC Holdings PLC                             58,116        688,607
Invensys PLC                                 167,000        317,071
Kelda Group PLC                               71,146        390,230
Lattice Group PLC (b)                        273,000        609,512
Lloyds TSB Group PLC                          95,655        957,169
Marconi PLC                                   59,802        212,786
Nycomed Amersham PLC                          45,785        331,617
Powergen PLC                                  16,986        171,762
Prudential Corp. PLC                          50,443        610,816
Reckitt Benckiser PLC                         41,739        601,689
Rentokil Initial PLC                         103,000        349,108
RMC Group PLC                                 18,000        173,408
Rolls - Royce PLC                              5,000         16,490
Royal Bank of Scotland Group PLC              40,832        899,861
Scottish & Newcastle PLC                      29,000        227,378
Scottish & Southern Energy PLC                56,729        534,547
Scottish Power PLC                            46,000        338,349
Shell Transport & Trading PLC.               123,596      1,027,301
Smurfit (Jefferson) Group PLC                214,500        392,172
Tesco PLC                                    184,176        664,395
Trinity Mirror PLC                            33,339        186,613
United Business Media PLC                     15,041        122,267
Vodafone Group PLC                           415,133        919,547
                                                        -----------
                                                         17,835,549
                                                        -----------
Total International Equities (Cost $72,164,743)         64,724,060

SHORT-TERM INVESTMENTS -- 2.09%
INVESTMENT COMPANIES -- 2.09%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $1,423,712)                        1,423,712      1,423,712
                                                        -----------
Total Investments
  (Cost $73,588,455) -- 97.36% (a)                       66,147,772

Cash and other assets, less liabilities -- 2.64%          1,791,838
                                                        -----------
Net Assets -- 100%                                      $67,939,610
                                                        ===========

               See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $73,588,455; and net unrealized depreciation consisted of:

        Gross unrealized appreciation         $  3,350,387
        Gross unrealized depreciation          (10,791,070)
                                              ------------
                Net unrealized depreciation   $ (7,440,683)
                                              ============

(b) Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson International Equity Fund had the following open forward foreign currency contracts as of June 30, 2001:

                                               SETTLEMENT        LOCAL        CURRENT     UNREALIZED
                                                  DATE         CURRENCY        VALUE      GAIN/(LOSS)
                                               ----------     -----------   -----------  -------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS:
Australian Dollar (AUD)                        11/30/2001       8,200,000   $ 4,147,824   $   (91,576)
Canadian Dollar (CAD)                          11/30/2001       2,000,000     1,314,579        25,628
Euro (EUR)                                     11/30/2001      12,200,000    10,317,823      (141,271)
Japanese Yen (JPY)                             11/30/2001     127,000,000     1,034,897       (26,822)
Swiss Franc (CHF)                              11/30/2001         700,000       390,564        (5,330)


FORWARD FOREIGN CURRENCY SALE CONTRACTS:
British Pound (GBP)                            11/30/2001       6,590,000     9,214,206        52,116
Danish Krone (DKK)                             11/30/2001       2,800,000       317,150         4,323
Euro (EUR)                                     11/30/2001         400,000       338,289         1,483
Hong Kong Dollar (HKD)                         11/30/2001       5,000,000       641,165           165
Japanese Yen (JPY)                             11/30/2001     661,000,000     5,386,355       220,092
                                                                                          ------------
Total                                                                                     $    38,808
                                                                                          ============

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND

Emerging markets have stumbled along with the more established markets of the world during the six months ended June 30, 2001. During this period, the Brinson Emerging Markets Equity Fund fell 2.13%, slightly underperforming its benchmark, the MSCI Emerging Markets Free Index (MSCI EMF), which lost 1.64% for the period. Yet, this recent performance shows relative improvement. Fund performance has been volatile during the six months, with January showing close to a 15% gain, followed by a combined loss of almost 20% in February and March. The Fund gained 4.88% in the most recent three months.

The Fund's annualized return since inception on June 30, 1995 through period-end, was a decline of 3.43%, comparing favorably to the benchmark which declined 4.49% for the same period.

As more established equity markets continue to experience woes, emerging equity markets are offering increasingly attractive opportunities. Emerging markets have grown faster than developed markets for three straight years. In particular, telecommunications companies are experiencing the opposite of their peers in developed markets, where the sector has been among the hardest hit. This sector in emerging markets is driven by a combination of lower capital costs and strong domestic demand for the product. Korea's SK Telecom, Brazil's Tele Norte Leste and Hungary's MATAV are among the Fund's best performing holdings in this sector.

Understanding that developed countries' demand to import products from emerging markets is weak at the moment, we have underweighted export-oriented equities, as well as non-oil resources and commodities. We continue an overweight strategy in energy, maintaining Petrobras of Brazil among our largest holdings.

Geographically, economic problems in Turkey and most recently in Argentina seem to have been contained within their borders. Further, other countries that were experiencing economic turmoil, including Brazil, Chile and Russia, have shown various improvements. We are now overweight in Brazil, India and China to take advantage of the domestic demand in some of the world's most populous countries. The Fund remains underweight in Malaysia.

We believe that the Argentina financial crisis will not unduly affect other economies, although global demand for export products remains questionable during the coming months. Even with slowing global economic growth, the discounts available in emerging should provide opportunities in the coming months.

TOTAL RETURN

                                                                                            Annualized
                                              6 months     1 year      3 years     5 years   6/30/95(1)
                                                ended       ended       ended       ended       to
                                               6/30/01     6/30/01     6/30/01     6/30/01    6/30/01
-------------------------------------------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND(2)         -2.13%      -24.55%       0.11%      -5.16%    -3.43%
-------------------------------------------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND(3)         -5.04       -26.79       -0.90       -5.73     -3.67
-------------------------------------------------------------------------------------------------------
MSCI Emerging Markets (Free) Index              -1.64       -25.82        7.48       -6.40     -4.49
-------------------------------------------------------------------------------------------------------

1  PERFORMANCE INCEPTION DATE OF THE BRINSON EMERGING MARKETS EQUITY FUND.
2 TOTAL RETURN BASED ON NAV - DOES NOT INCLUDE THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS.
3 STANDARDIZED TOTAL RETURN - INCLUDES THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS IN EACH PERIOD PRESENTED WHERE APPLICABLE.
ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Equity Fund and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS EQUITY FUND VS. MSCI EMERGING MARKETS (FREE) INDEX

[CHART]

            Brinson Emerging     MSCI Emerging Markets
           Markets Equity Fund        (Free) Index
 6/30/95        $100,000                $100,000
 7/31/95         $99,469                $102,245
 8/31/95         $94,941                 $99,836
 9/30/95         $95,041                 $99,363
10/31/95         $92,298                 $95,559
11/30/95         $90,060                 $93,855
12/31/95         $93,164                 $98,017
 1/31/96         $99,521                $104,985
 2/29/96         $99,709                $103,315
 3/31/96        $100,005                $104,120
 4/30/96        $104,747                $108,283
 5/31/96        $103,691                $107,800
 6/30/96        $105,701                $108,473
 7/31/96         $98,860                $101,059
 8/31/96        $100,824                $103,646
 9/30/96        $101,719                $104,544
10/31/96         $98,597                $101,756
11/30/96        $100,788                $103,461
12/31/96        $101,862                $103,929
 1/31/97        $111,465                $111,018
 2/28/97        $114,896                $115,772
 3/31/97        $113,164                $112,731
 4/30/97        $113,647                $112,930
 5/31/97        $118,493                $116,162
 6/30/97        $122,647                $122,379
 7/31/97        $124,271                $124,206
 8/31/97        $111,402                $108,401
 9/30/97        $115,646                $111,404
10/31/97         $99,057                 $93,124
11/30/97         $92,813                 $89,726
12/31/97         $91,635                 $91,889
 1/31/98         $88,446                 $84,682
 2/28/98         $95,912                 $93,521
 3/31/98         $99,893                 $97,579
 4/30/98        $100,327                 $96,516
 5/31/98         $88,532                 $83,289
 6/30/98         $80,845                 $74,553
 7/31/98         $84,345                 $76,916
 8/31/98         $59,302                 $54,677
 9/30/98         $60,325                 $58,145
10/31/98         $66,285                 $64,268
11/30/98         $70,021                 $69,613
12/31/98         $70,004                 $68,604
 1/31/99         $68,941                 $67,497
 2/28/99         $69,912                 $68,154
 3/31/99         $77,436                 $77,136
 4/30/99         $87,270                 $86,679
 5/31/99         $86,025                 $86,175
 6/30/99         $93,900                 $95,955
 7/31/99         $91,746                 $93,349
 8/31/99         $91,000                 $94,198
 9/30/99         $87,241                 $91,010
10/31/99         $90,264                 $92,948
11/30/99         $98,662                $101,282
12/31/99        $116,039                $114,163
 1/31/00        $117,029                $114,844
 2/29/00        $119,917                $116,360
 3/31/00        $119,583                $116,928
 4/30/00        $107,973                $105,844
 5/31/00        $102,813                $101,468
 6/30/00        $107,490                $105,043
 7/31/00        $102,163                 $99,640
 8/31/00        $104,378                $100,130
 9/30/00         $94,654                 $91,387
10/31/00         $87,295                 $84,761
11/30/00         $79,706                 $77,350
12/31/00         $82,888                 $79,218
 1/31/01         $95,097                 $90,126
 2/28/01         $86,529                 $83,069
 3/31/01         $77,348                 $74,910
 4/30/01         $81,417                 $78,612
 5/31/01         $82,809                 $79,550
 6/30/01         $81,120                 $77,917

6/30/95 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS
AS OF JUNE 30, 2001 (UNAUDITED)

                                         Percent of
                                         Net Assets
----------------------------------------------------
 1) China Telecom Ltd.                        2.68%
 2) Petroleo Brasileiro S.A., Preferred       2.33
 3) Samsung Electronics                       2.08
 4) Petroleo Brasileiro S.A.                  1.65
 5) Telekomunikasi                            1.63
 6) Atlantis Korean Smaller Cos.              1.60
 7) Telefonos de Mexicano S.A., Series L, ADR 1.58
 8) Taiwan Semiconductor Manufacturing Co.    1.48
 9) Anglo American Platinum Corp., Ltd.       1.27
10) United Microelectronics Corp., Ltd.       1.24
----------------------------------------------------

MARKET ALLOCATION

AS OF JUNE 30, 2001 (UNAUDITED)

                                            MSCI-EMF1     NORMAL                              STRATEGY
                                            BENCHMARK    BENCHMARK    STRATEGY   OVER/UNDER    RANGE2
                                  CLASS     EXPOSURE     EXPOSURE     EXPOSURE     WEIGHT    (95% FREQ.)
                                  -----     --------     --------     --------    ---------  -----------
LATIN AMERICA                                28.22%       24.00%        25.00%      1.00%
   Argentina                        4         1.51         3.00          3.00       0.00      0 to 5
   Brazil                           2         9.64         9.00         11.50       2.50        +/-7
   Chile                            4         3.43         3.00          1.50      -1.50      0 to 5
   Colombia                         6         0.21         0.00          0.00       0.00      0 to 2
   Mexico                           2        12.56         9.00          9.00       0.00        +/-7
   Peru                             6         0.39         0.00          0.00       0.00      0 to 2
   Venezuela                        6         0.49         0.00          0.00       0.00      0 to 2
ASIA                                         47.74%       49.00%        47.50%     -1.50%
   China                            3         7.12         4.50          5.50       1.00      0 to 5
   India                            3         6.72         4.50          6.50       2.00      0 to 5
   Indonesia                        4         0.83         3.00          3.00       0.00      0 to 5
   Korea                            1        11.63        14.00         14.00       0.00        +/-7
   Malaysia                         4         6.04         3.00          1.50      -1.50      0 to 5
   Pakistan                         6         0.26         0.00          0.00       0.00      0 to 2
   Philippines                      4         0.89         3.00          1.00      -2.00      0 to 5
   Sri Lanka                        6         0.03         0.00          0.00       0.00      0 to 2
   Taiwan                           1        12.50        14.00         14.50       0.50        +/-7
   Thailand                         4         1.72         3.00          1.50      -1.50      0 to 5
EUROPE/MIDDLE EAST/AFRICA                    24.06%       27.00%        26.15%     -0.90%
   Minor Countries                            0.00         0.00          0.95       1.00
   Czech Republic                   5         0.62         1.50          1.00      -0.50      0 to 5
   Egypt                            6         0.26         0.00          0.20       0.20      0 to 2
   Hungary                          5         0.83         1.50          2.50       1.00      0 to 5
   Israel                           3         4.63         4.50          3.50      -1.00      0 to 5
   Jordan                           6         0.14         0.00          0.00       0.00      0 to 2
   Morocco                          6         0.21         0.00          0.00       0.00      0 to 2
   Poland                           4         1.14         3.00          3.00       0.00      0 to 5
   Russia                           4         2.97         3.00          3.00       0.00      0 to 5
   South Africa                     2        11.24         9.00          9.00       0.00        +/-7
   Turkey                           3         2.02         4.50          3.00      -1.50      0 to 5
CASH                                          0.00         0.00          1.35       1.35
                                  -----     --------     --------     --------    ---------  -----------
TOTALS                                      100.00%      100.00%       100.00%      0.00%

1   MORGAN STANLEY EMERGING MARKETS FREE INDEX
2   CURRENT STRATEGY WILL FALL IN THIS RANGE WITH 95% FREQUENCY
NOTE: TOTALS MAY NOT ADD DUE TO ROUNDING.

BRINSON EMERGING MARKETS EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2001(UNAUDITED)

                                                  SHARES         VALUE
                                                ---------       --------
EQUITIES -- 92.13%
ARGENTINA -- 2.77%
Acindar Industria Argentina de Aceros S.A.        240,200    $   163,352
Banco Galicia y Buenos Aires                       91,494        269,934
Cresud S.A.C.I.F.y A.                             600,826        618,913
Grupo Financiero Galicia S.A. (b)                 606,035        884,900
Grupo Financiero Galicia S.A., ADR (b)             26,500        390,080
Impsat Fiber Networks, Inc. (b)                     9,400         18,800
IRSA Inversiones y Representaciones S.A.,
  Class B                                         363,193        581,167
Perez Companc S.A.                                140,509      1,896,871
Telecom Argentina S.A.                            108,700      1,679,415
Telecom Argentina S.A., Class B                   110,881        342,657
                                                               ---------
                                                               6,846,089
                                                               ---------
BRAZIL -- 11.96%
Banco Bradesco S.A., Preferred                384,205,997      2,012,943
Bradespar S.A. (b)                            211,432,983         80,563
Brasil Telecom Participacoes S.A.                  17,300        726,773
Brazil Fund, Inc.                                  20,266        307,030
Centrais Electricas Brasileiras S.A.           31,350,000        400,444
Centrais Electricas Brasileiras S.A.,
  Preferred B                                  11,200,000        132,344
Cia de Saneamento Basica S.A.                  10,895,331        785,483
Cia Energetica de Minas Gerais, Preferred      52,648,188      624,620
Cia Vale Do Rio Doce, Preferred A (b)              73,150      1,660,326
Coelce, Preferred A                           396,243,052        959,082
Companhia de Bebidas das Americas, ADR             87,700      2,030,255
Companhia de Bebidas das Americas,
  Preferred                                     4,170,000        965,988
Companhia Vale Rio Doce                            23,646             --
Eletricidade Sao Paulo, Preferred              25,762,606        825,474
Embratel Participacoes S.A., Preferred        106,070,000        810,624
Petroleo Brasileiro S.A.                          156,000      4,079,844
Petroleo Brasileiro S.A., Preferred               245,720      5,744,284
Tele Nordeste Celular Participacoes S.A.,
  Preferred                                   302,092,500        493,132
Tele Norte Leste Participacoes S.A.                   857             11
Tele Norte Leste Participacoes S.A., ADR          141,585      2,160,587
Tele Norte Leste Participacoes S.A.,
  Preferred                                   104,677,660      1,604,499
Tele Norte Leste Participacoes S.A.,
  Rights (b)                                    1,334,284            982
Telecentro Oeste Celular, ADR (b)                  25,000        216,250
Telecentro Oeste Celular, Preferred (b)        90,900,000        245,995
Telecentro Sul, Preferred                     136,885,300      1,126,140
Telemig Celular Participacoes S.A.,
  Preferred                                   194,336,146        402,220
Usinas Siderurgicas de Minas
  Gerais S.A.                                     406,400      1,150,836
                                                              ----------
                                                              29,546,729
                                                              ----------
CHILE -- 1.60%
Banco de A. Edwards, ADR                           18,454        313,718
Cia Cervecerias Unidas S.A., ADR                    8,300        182,600
Cia de Telecomunicaciones de
  Chile S.A., ADR (b)                              97,970      1,379,418
Distribucion y Servicio D&S S.A., ADR               6,500         96,200
Embotelladora Andina S.A.,
  Class B, ADR                                     25,200        273,420
Empresa Nacional de Electricidad S.A., ADR         25,564        287,595
Genesis Chile Fund (b)                             44,000      1,386,000
Quinenco S.A., ADR                                  5,900         44,545

                                                               3,963,496

CZECH REPUBLIC -- 1.12%
Ceske Energeticke Zavody A.S. (b)                 326,700$       741,627
Komercni Banka A.S. (b)                            18,535        503,978
Komercni Banka A.S., GDR (b)                       35,200        315,040
SPT Telecom A.S. (b)                              115,105      1,050,938
Unipetrol A.S. (b)                                111,500        162,884
                                                              ----------
                                                               2,774,467
                                                              ----------

GREECE -- 0.57%
Alpha Credit Bank Ord                                  29            609
Hellenic Telecommunications
  Organization S.A.                               106,856      1,396,763
                                                              ----------
                                                               1,397,372
                                                              ----------
HONG KONG -- 5.93%
Beijing Datang Power Generation Co., Ltd.,
  Class H                                       2,084,000        714,714
Brilliance China Automotive                     3,172,500        772,798
China Petroleum & Chemical Corp.                4,781,000        956,212
China Telecom Ltd. (b)                          1,253,000      6,618,495
China Unicom Ltd.                                 952,000      1,659,919
Chinatrust Resources Beijing Land               1,725,000        486,545
Digital China Holdings Ltd. (b)                    98,600         51,513
Huaneng Power International, Inc., Class H      1,320,000        808,087
Huaneng Power International, Inc.,
  Class N, ADR                                     34,200        824,904
Legend Holdings Ltd.                            1,166,000        654,015
PetroChina Co., Ltd.                            2,995,000        622,046
Yanzhou Coal Mining Co., Ltd., Class H          1,058,400        488,499
                                                              ----------
                                                              14,657,747
                                                              ----------
HUNGARY -- 2.43%
First Hungary Fund Ltd. (b)                           178        285,811
Magyar Tavkozlesi Rt.                             847,898      2,489,053
Matav Rt.                                           5,600         83,720
MOL Magyar Olaj-es Gazipari Rt.                    84,945      1,208,441
OTP Bank Rt.                                       23,969      1,244,872
Richter Gedeon Rt.                                 12,612        700,813
                                                              ----------
                                                               6,012,710
                                                              ----------

INDIA -- 4.43%
Ashok Leyland Ltd.                                 59,094         72,046
Ashok Leyland Ltd., Demat                          51,000         47,791
Bajaj Auto Ltd.                                     5,915         32,643
Bharat Heavy Electricals                          112,600        422,250
Bharat Petroleum Corp., Ltd.                       39,400        157,382
Cipla Ltd.                                          7,450        181,071
Corporation Bank                                   75,300        238,514
Dr. Reddy's Laboratories                            4,900        167,734
Dr. Reddy's Laboratories, ADR (b)                   6,000        111,300
EIH Ltd.                                               12             60
Grasim Industries Ltd.                             23,300        148,869
HCL Technologies Ltd.                              57,400        357,713
Hero Honda Motors Ltd.                             39,100        120,151
Hindalco Industries Ltd., GDR                      30,700        544,560
Hindustan Lever Ltd.                              101,085        441,280
Hindustan Lever Ltd., Demat                        52,000        227,003
Hindustan Petroleum Corp.                          34,100        114,609
Housing Development Finance Corp             .     18,000        263,839
India I T Fund (b)                                 67,858        823,118
India IMCI Fund (b)                               147,000        220,500
Infosys Technologies Ltd.                          10,400        831,591
IS Himalayan Fund (b)                              75,318        753,180

                                       39

ITC Ltd.                                           21,000     $  337,031
Larsen & Toubro Ltd.                               54,330        253,806
National Aluminium Co., Ltd. (b)                       50             63
Nestle India Ltd.                                  25,300        300,114
NIIT Ltd.                                          25,000        202,700
Ranbaxy Laboratories Ltd.                          30,000        306,888
Reliance Industries Ltd.                          118,560        931,291
Satyam Computer Services                           49,100        177,914
SSI Ltd.                                              300          1,954
State Bank Of India Ltd.                           99,000        463,642
Steel Authority of India Ltd. (b)                     100             11
UTI India I T Fund (b)                            130,900      1,685,992
                                                              ----------
                                                              10,938,610
                                                              ----------
INDONESIA -- 2.76%
Astra International                             5,283,000        916,060
Gudang Garam                                    1,602,000      1,856,576
PT Bank Dagang Nasional (b)                         1,062             --
Telekomunikasi                                 14,363,700      4,035,456
                                                              ----------
                                                               6,808,092
                                                              ----------

ISRAEL -- 2.48%
Advanced Vision Technology Ltd. (b)                26,595         47,282
Bank Hapoalim Ltd.                                544,673      1,334,906
Bezeq Israeli Telecommunications Corp., Ltd.      253,827        381,045
Check Point Software Technologies (b)              34,950      1,767,422
ECI Telecommunications, ADR                        28,100        140,500
Gilat Satellite Networks Ltd. (b)                  13,800        165,600
Orbotech Ltd.                                      24,172        835,384
Orckit Communications Ltd. (b)                     13,000         24,830
Partner Communications, ADR (b)                    79,400        379,532
Teva Pharmaceutical Industries                     16,780      1,045,394
Tioga Technologies Ltd. (b)                        16,500         12,375
                                                              ----------
                                                               6,134,270
                                                              ----------
KOREA -- 13.89%
Atlantis Korean Smaller Cos. (b)                  247,441      3,959,056
Atlantis KOSDAQ Fund (b)                           83,000        401,720
Housing & Commercial Bank, Korea,
  GDR, 144A                                             3             75
Hyundai Motor Co., GDR, 144A (b)                   35,116        408,223
Hyundai Motor Co., Ltd. (b)                        65,938      1,434,868
Kookmin Bank                                      212,092      2,845,833
Korea Electric Power Corp.                        152,510      2,837,941
Korea Telecom                                      17,500        699,720
Korea Telecom Corp.                                96,150      2,113,377
Korea Telecom Freetel (b)                          23,210        669,262
LG Chemical Ltd                                    39,659        527,563
LG Household & Health Care Ltd. (b)                11,311        256,144
Pohang Iron & Steel Co., Ltd.                      24,180      2,127,022
Samsung Display Devices Co.                        20,110        969,548
Samsung Electronics                                34,788      5,135,944
Samsung Electronics, Preferred                     29,320      1,814,886
Samsung Securities Co., Ltd.                       67,399      1,917,542
Sejong Securities Co., Ltd.                         7,260         15,798
Shinhan Bank                                      137,980      1,416,404
SK Corp.                                           56,737        717,665
SK Telecom Co., Ltd. (b)                           11,500      2,235,271
SK Telecom Co., Ltd., ADR                         106,490      1,799,681
                                                              ----------
                                                              34,303,543
                                                              ----------
MALAYSIA -- 1.51%
British American Tabacco Bhd                       81,000        740,724
IOI Corporated Bhd                                461,000        321,487
Malayan Banking Bhd                               139,000        376,763
Malaysian International Shipping Bhd (Frgn.)      128,000        229,053
Public Bank Bhd (Frgn.)                           734,500        504,485
Sime Darby Bhd                                    348,000        362,653
Tanjong MYR NPV                                   260,000        437,895
Telekom Malaysia Bhd                              121,000        280,210
Tenaga Nasional Bhd                               205,000        472,039
                                                              ----------
                                                               3,725,309
                                                              ----------
MEXICO -- 9.27%
America Movil S.A. de CV                        1,454,744      1,520,778
America Movil S.A .de CV., ADR                     42,400        884,464
ARA S.A. de C.V. (b)                              807,791      1,333,355
Cemex S.A. CPO NPV                                507,845      2,693,604
Cemex S.A. de C.V., Warrants (b)                   52,000         23,747
Coca-Cola Femsa S.A., ADR                          38,000        938,600
Corporacion GEO S.A., Class B, ADR (b)             95,300         77,603
Fomento Economico Mexicano S.A. de
  C.V., UBD Units                                 450,400      1,908,160
Grupo Aeroportuario de Sureste S.A. (b)            53,700      1,004,190
Grupo Financiero Bancomer S.A.
  de C.V. (b)                                   1,336,100      1,318,824
Grupo Imsa S.A. de C.V. (b)                       351,700        349,862
Grupo Imsa S.A. de C.V., ADR                        5,300         47,170
Grupo Modelo S.A. de C.V., Series C               322,740        866,559
Grupo Televisa S.A., Series CPO (b)               517,670      1,025,371
Organizacion Soriana S.A. de C.V. (b)             279,000        727,626
Telefonos de Mexicano S.A., Series L            1,454,744      2,542,100
Telefonos de Mexicano S.A.,
  Series L, ADR                                   111,400      3,909,026
Tubos de Acero de Mexico S.A., ADR                 28,920        365,838
Walmart de Mexico Ser V NPV (b)                   506,219      1,370,343
                                                              ----------
                                                              22,907,220
                                                              ----------

PHILIPPINES -- 1.56%
Manila Electric Co., Class B                      973,200      1,030,283
Metropolitan Bank & Trust Co.                     182,180        701,962
SM Prime Holdings, Inc.                        18,002,600      2,129,063
                                                              ----------
                                                               3,861,308
                                                              ----------

POLAND -- 2.87%
Bank Pekao S.A. (b)                               106,833      1,830,053
Bank Pekao S.A., GDR (b)                            9,700        170,720
Elektrim Spolka Akcyjna S.A. (b)                   43,250        277,154
KGHM Polska Miedz S.A.                             66,170        276,361
KGHM Polska Miedz S.A., GDR                        43,500        363,368
Polski Koncern Naftowy S.A.                        30,200        133,662
Polski Koncern Naftowy S.A., GDR                   40,000        354,080
Polski Koncern Naftowy S.A., W/I, GDR             102,950        928,609
Telekomunikacja Polska S.A.                       158,100        701,703
Telekomunikacja Polska S.A., GDR                  383,179      1,712,810
Telekomunikacja Polska S.A., GDR, 144A             78,506        348,449
                                                              ----------
                                                               7,096,969
                                                              ----------
ROMANIA -- 0.26%
Romanian Investment Fund (b)                        1,950        633,750
                                                              ----------

JUNE 30, 2001 (UNAUDITED)

                                               SHARES          VALUE
                                             ----------     ----------
RUSSIA -- 2.94%
Framlington Russia Investment Fund                9,721   $     21,872
LUKoil Holding Co.                               23,800        284,410
LUKoil Holding Co., ADR                          48,600      2,331,109
Nizhegorodsvyazinform (b)                       123,333        103,484
Norilsk Nickel                                   56,700      1,012,095
OAO Gazprom, ADR                                 20,000        221,000
RAO Unified Energy Systems                    5,440,000        619,072
RAO Unified Energy Systems, GDR                  39,900        454,860
Rostelecom                                       90,000         79,200
Rostelecom, ADR                                  27,900        146,475
Surgutneftegaz, ADR (b)                         108,470      1,387,332
Surgutneftegaz, Preferred                     3,650,000        556,625
Vimpel-Communications, ADR (b)                    2,100         34,461
                                                            ----------
                                                             7,251,995
                                                            ----------

SOUTH AFRICA -- 8.46%
ABSA Group Ltd.                                 194,500        913,219
Anglo American Platinum Corp., Ltd.              36,600      1,629,915
Anglo American PLC                              211,482      3,137,575
Anglogold Ltd.                                   21,117        777,997
Bidvest Group Ltd.                               97,859        608,174
BOE Ltd.                                      1,122,465        627,970
Dimension Data Holdings PLC (b)                 320,355      1,225,960
FirstRand Ltd.                                1,083,700      1,157,449
Impala Platinum Holdings Ltd.                    17,000        850,696
Investec Bank Ltd.                               23,500        696,715
M-Cell Ltd.                                     320,000        734,364
Metro Cash & Carry Ltd.                       1,145,453        228,767
Naspers Ltd.                                     74,400        291,180
Nedcor Ltd. ZAR CMN                              50,765        994,972
Old Mutual PLC                                  412,500        931,290
Pick `n Pay Stores Ltd.                         129,100        166,552
Remgro Ltd.                                     116,800        837,453
RMB Holdings Ltd.                                   162            254
Sanlam Ltd.                                     784,700      1,070,745
Sappi Ltd.                                       57,403        504,859
Sasol Ltd. ZAR CMN                              128,512      1,173,305
South African Breweries PLC                     190,400      1,440,742
Standard Bank Investment Corp., Ltd   .         206,000        896,941
                                                            ----------
                                                            20,897,094
                                                            ----------

TAIWAN -- 8.60%
Ambit Microsystems Corp.                        212,699        889,592
China Steel Corp.                             2,085,791      1,041,987
Chinatrust Commercial Bank (b)                3,030,000      2,120,912
Compal Electronics                              516,000        554,516
Compal Electronics, GDR (b)                     112,000        605,920
Delta Electronics, Inc.                         737,000      1,819,489
Formosa Plastics Corp.                          309,000        352,707
Hon Hai Precision Industry                      446,940      2,349,583
Nan Ya Plastics Corp.                         1,431,021      1,446,399
Siliconware Precision Industries Co. (b)          4,940          2,798
Sunplus Technology Co., Ltd.                    202,100        857,003
Taiwan Cellular Corp. (b)                       608,621        793,700
Taiwan Semiconductor Manufacturing Co. (b)    1,963,495      3,649,831
United Microelectronics Corp., Ltd    .       2,313,800      3,071,178
Via Technologies, Inc. (b)                       41,500        286,872
Winbond Electronics Corp. (b)                   618,878        519,476
Yuanta Core Pacific Securities Corp. (b)      1,545,000        888,498
                                                            ----------
                                                            21,250,461
                                                            ----------

THAILAND  1.78%
Advanced Info Service Public Co., Ltd.
  (Frgn.) (b)                                    58,500$       622,725
Arisaig MCL Thai Recovery Fund (b)               82,508        860,558
Bangkok Bank Public Co., Ltd. (b)               308,000        312,898
PTT Exploration & Production Public Co.,
  Ltd. (b)                                      220,800        609,541
Ruang Khao Fund (b)                           1,549,000        171,047
Siam Cement Public Co., Ltd. (b)                 22,100        239,156
Thai Euro Fund (b)                               26,000        126,100
Thai Farmers Bank Public Co., Ltd.
  (Frgn.) (b)                                   928,700        410,203
Thailand International Fund (b)                     193      1,051,850
                                                            ----------
                                                             4,404,078
                                                            ----------
TURKEY -- 2.52%
Alcatel TeletasTelekomunikasyon (b)          21,272,800        216,118
Anadolu Efes Biracilik ve Malt Sanayii
  A.S. (b)                                   11,342,153        433,803
Cukurova Elektrik A.S.                          244,000         93,323
Efes Sinai Yatrim Holding A.S. (b)            2,210,000          7,484
Enka Holding Yatirim A.S.                     4,986,100        325,785
Hurriyet Gazeteci                           110,662,000        229,260
Migros Turk T.A.S.                            5,435,200        337,805
Trakya Cam Sanayii A.S.                      75,000,000        245,020
Tupras-Turkiye Petrol Rafinerileri A.S.      26,663,300        679,861
Turkiye Garanti Bankasi A.S. (b)            138,069,744        693,099
Turkiye Is Bankasi, Class C                 195,117,194      1,383,700
Vestel Elektronik Sanayi ve Ticaret A.S.(b) 266,303,500        647,192
Yapi Ve Kredi Bankasi A.S. (b)              296,748,699        922,167
                                                            ----------
                                                             6,214,617
                                                            ----------
REGIONAL -- 2.42%
Central Asia Regional Growth Fund (b)            97,150        121,438
First NIS Regional Fund                          13,000         65,000
MIH Ltd. (b)                                     38,900        554,325
Oryx Fund (b)                                    62,000        403,000
Peregrine Kazakhstan Fund (b)                   160,000        180,800
Regent Balkan Fund (b)                          115,000        442,750
Regent Central Asia Investments (b)             415,000        269,750
Societe Generale Arab Fund (b)                   16,000        608,000
Societe Generale Ladenburg Thalmann (b)          10,169        447,436
The India Fund, Inc. (b)                         20,200        209,272
The Korea Asia Fund, Inc. (b)                   251,780      2,663,832
                                                            ----------
                                                             5,965,603
                                                            ----------
Total Equities (Cost $269,741,562)                         227,591,529
                                                           -----------
SHORT-TERM INVESTMENTS -- 9.18%
INVESTMENT COMPANIES  9.18%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $22,680,650)                         22,680,650     22,680,650

Total Investments
  (Cost $292,422,212)  101.31% (a)                         250,272,179
                                                           -----------
Liabilities, less cash and
  other assets  (1.31)%                                     (3,234,798)

Net Assets  100%                                          $247,037,381
                                                          ============

See accompanying notes to schedule of investments.

JUNE 30, 2001 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $292,422,212; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                 $ 17,784,518
            Gross unrealized depreciation                  (59,934,551)
                                                          -------------
                     Net unrealized depreciation          $(42,150,033)
                                                          =============

(b) Non-income producing security.

ADR:  American Depositary Receipt
GDR:  Global Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $756,747 or 0.31% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of June 30, 2001. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 9.18% to 1.89% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of June 30, 2001, aggregated by country exposure.


                                                          % OF         NET        % OF                     % OF
                                           NOTIONAL        NET     UNREALIZED      NET        MARKET        NET
           COUNTRY     MATURITY DATES       AMOUNTS      ASSETS    GAIN (LOSS)   ASSETS      EXPOSURE     ASSETS
           --------  -----------------    ----------    -------   ------------  --------   ------------  -------
           Taiwan    07/30/01 - 11/16/01  $15,327,022    6.20%    $(4,669,812)    (1.89)%   $10,657,210     4.31%
            India         11/06/01         2,700,031     1.09       (518,527)     (0.21)     2,181,504      0.88
                                          -----------    ----     -----------     -----    ------------     ----

                                          $18,027,053    7.29%    $(5,188,339)    (2.10)%   $12,838,714     5.19%
                                          ===========    ====     ===========     =====     ===========     ====

See accompanying notes to financial statements.

For the six months ended June 30, 2001, the Brinson U.S. Cash Management Prime Fund returned 2.61%. This performance slightly exceeded the Fund's benchmark, the 30-day U.S. London Interbank Bid Rate (LIBID), which returned 2.55% during the same period. The Fund returned a robust 6.15% for the 12-month period ended June 30, 2001, compared to 6.02% for the LIBID. Since its performance inception on February 28, 1998, the Fund has shown an annualized return of 5.83%, slightly better than the LIBID's annualized return of 5.76%.

Aggressive rate-cutting action by the Federal Reserve and a weakening economy were the dominant themes of the six months ended June 30, 2001. Six reductions of the Fed Funds rate totaling 2.75% dropped the rate to 3.75%, but the economy has continued to stagger. Real gross domestic product (GDP) barely advanced during the first two quarters, while companies, especially in technology, continue to reel with lower demand for product and a shortfall in earnings. Housing starts and consumer spending have been bright spots during this time, but manufacturing indices and business confidence remain low.

Thus far in 2001, yield spreads have continued to widen between 10-year and 2-year U.S. Treasurys, ending the period with between a 115 to 130 difference in basis points (one basis point equals 1/100th of one percent). The spread between three-month T-bills and the 30-year bond alone increased by 95 basis points in the second quarter.

A continued stubborn bear market, concerns about earnings, low business confidence and capital expenditures and a steady rise in new unemployment gains make the immediate future of the economy cloudy. With two consecutive positive reports on inflation and a still stagnant economy, the Federal Reserve is likely to lower interest rates once again when its Federal Open Market Committee (FOMC) members meet toward the end of August.

JUNE 30, 2001 (UNAUDITED)

                                              SHARES         VALUE
                                            ----------     -----------
SHORT-TERM INVESTMENTS 100.00%
INVESTMENT COMPANIES  100.00%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $933,452,738)                       933,452,738   $933,452,738

Liabilities, less cash and
  other assets  (0.00%)                                        (11,739)
                                                        --------------

Net Assets  100%                                          $933,440,999
                                                         =============

See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND

For the six months ended June 30, 2001, the Brinson Short-Term Fund returned 3.26%. This performance was favorable when compared to the Fund's benchmark, the U.S. 30-day LIBOR (London Interbank Offered Rate), which showed a 2.62% return for the same period. The Fund fared favorably during the previous 12-months, returning 7.08% versus the LIBOR's 6.16%. Since inception on December 31, 1998, the Fund has generated an annualized return of 6.35% as compared to its benchmark which returned 5.91%.

The Federal Reserve dominated the markets in 2001 by cutting the Fed Funds rate six times in six months by 2.75%. Since January, the rate has dropped from 6.50% to 3.75%, its lowest level in some time. Consequently, yields on short-term issues have generally mirrored the drop in rates, although pockets of value exist throughout the fixed-income universe. Yield spreads have continued to widen between 10-year and 2-year U.S. Treasurys, ending the period with between a 115 to 130 basis points (one basis point equals 1/100th of one percent) difference. The spread between three-month T-bills and the 30-year bond alone increased by 95 basis points in the second quarter.

The Fund benefited from a large exposure to lower rated commercial paper, as short-dated credit spreads maintained abnormally wide levels through the month of June. Performance was also enhanced by issue selection in the corporate debt market. Duration strategy had a minimal impact on the overall performance of the Fund.

Going forward, concerns continue to linger over the immediate direction of the economy. In June, the Producer Price Index fell almost one full percent, the biggest one-month drop since August 1993. Falling energy prices were the key factor in this drop, falling by their largest levels in 12 years. Excluding the energy and food sectors, prices rose only 0.2% in June, following a 0.1% increase in May. Still, a continued stubborn bear market, concerns about earnings, low business confidence and capital expenditures and a steady rise in new unemployment gains make the immediate future of the economy cloudy. With two consecutive positive reports on inflation and a still stagnant economy, the Federal Reserve is likely to lower interest rates once again when its Federal Open Market Committee (FOMC) members meet toward the end of August.

TOTAL RETURN

                            6 months     1 year   Annualized
                              ended       ended    12/31/98*
                             6/30/01     6/30/01  to 6/30/01
-------------------------------------------------------------
BRINSON SHORT-TERM FUND       3.26%       7.08%      6.35%
-------------------------------------------------------------
U.S. LIBOR (30 day)           2.62        6.16       5.91
-------------------------------------------------------------


*  INCEPTION DATE OF THE BRINSON SHORT-TERM FUND.
ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1000,000

This chart shows the growth in the value of an investment in the Brinson Short-Term Fund and U.S. LIBOR (30 day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON SHORT-TERM FUND VS. U.S. LIBOR (30 DAY)

[CHART]

                           Brinson           U.S. LIBOR
                       Short-Term Fund        (30-Day)
       12/31/98             $100,000          $100,000
        1/31/99             $100,392          $100,436
        2/28/99             $100,798          $100,822
        3/31/99             $101,241          $101,253
        4/30/99             $101,619          $101,669
        5/31/99             $102,080          $102,098
        6/30/99             $102,549          $102,519
        7/31/99             $103,021          $102,981
        8/31/99             $103,404          $103,442
        9/30/99             $103,898          $103,905
       10/31/99             $104,419          $104,388
       11/30/99             $104,924          $104,859
       12/31/99             $105,557          $105,444
        1/31/00             $106,030          $105,973
        2/29/00             $106,543          $106,475
        3/31/00             $107,165          $107,018
        4/30/00             $107,621          $107,565
        5/31/00             $108,253          $108,148
        6/30/00             $108,912          $108,747
        7/31/00             $109,517          $109,369
        8/31/00             $110,129          $109,993
        9/30/00             $110,966          $110,600
       10/31/00             $111,631          $111,231
       11/30/00             $112,181          $111,844
       12/31/00             $112,922          $112,500
        1/31/01             $113,701          $113,135
        2/28/01             $114,395          $113,625
        3/31/01             $115,012          $114,135
        4/30/01             $115,656          $114,618
        5/31/01             $116,142          $115,055
        6/30/01             $116,607          $115,444

12/31/98 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

 JUNE 30, 2001 (UNAUDITED)


                                           FACE
                                          AMOUNT           VALUE
                                          ------           -----
SHORT-TERM INVESTMENTS -- 95.75%
COMMERCIAL PAPER -- 61.70%
Cinergy Corp.
  5.000%, due 07/11/01                  $1,500,000    $ 1,498,575
Conectiv, Inc.
  4.150%, due 08/06/01                   1,500,000      1,494,510
Eastman Chemical Co.
  4.850%, due 08/01/01                   2,000,000      1,993,720
Goodyear Tire & Rubber
  4.930%, due 07/25/01                   1,750,000      1,745,748
Houston Industries Financeco L.P.
  4.350%, due 07/09/01                   1,552,000      1,550,836
MCN Energy Enterprises
  5.415%, due 07/10/01                   3,021,000      3,018,281
Nisouce Finance Corp.
  4.700%, due 07/06/01                   2,000,000      1,999,131
Qwest Capital Funding, Inc.
  4.760%, due 07/06/01                   1,017,000      1,016,563
Sprint Corp.
  4.180%, due 07/10/01                   2,000,000      1,998,280
Texas Utilities Co.
  4.080%, due 07/25/01                   2,028,000      2,023,072
TRW , Inc.
  4.100%, due 07/24/01                   1,505,000      1,501,508
TYCO International Group, S.A.
  4.450%, due 07/27/01                   1,899,000      1,894,025
                                                        ----------

                                                       21,734,249
                                                        ----------

U.S. CORPORATE BONDS -- 34.05%

Arrow Electronics, Inc.
  5.846%, due 10/05/01                  $1,500,000     $1,500,180
AT&T Corp., FRN
  4.780%, due 07/13/01                   2,500,000      2,500,067
Case Credit Corp.
  4.501%, due 08/01/01                   5,500,000      5,486,250
Progress Capital Holdings
  6.880%, due 08/01/01                   1,000,000      1,002,221
Qwest Capital Funding, Inc.
  6.875%, due 08/15/01                   1,500,000      1,503,901
                                                       ----------
                                                       11,992,619
                                                       ----------
                                          SHARES
                                          ------

INVESTMENT COMPANIES -- 0.00%
Vista U.S. Government Money Market Fund
                                               700            700
                                                       ----------
Total Short-Term Investments
  (Cost $33,723,038)-- 95.75% (a)
                                                       33,727,568
Cash and other assets,
less liabilities-- 4.25%                                1,495,740
                                                       ----------

Net Assets  100%                                      $35,223,308
                                                      ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $33,723,038; and net unrealized appreciation consisted of:

Gross unrealized appreciation                             $11,661
Gross unrealized depreciation                              (7,131)
                                                       ----------
        Net unrealized appreciation                       $ 4,530
                                                       ==========

                See accompanying notes to financial statements.

BRINSON U.S. BOND FUND

Since its inception on April 30, 2000, the Brinson U.S. Bond Fund has returned 10.64%, compared to the 11.45% return of its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. For the six months ended June 30, 2001, the Fund returned 3.39%, slightly underperforming the benchmark return of 3.62%.

Overall, the six months ended June 30, 2001 was a relatively strong period for the U.S. bond market. The weak economic environment and subsequent poor equity performance shifted attention to the fixed income markets. This shift, coupled with six interest rate reductions from the Federal Reserve Board totaling 2.75%, served to invigorate the bond market. Treasurys did well in the first half of the year, supported by an announced Treasury buyback and significantly reduced Treasury issuance. Spread sectors (non-government bonds) performed relatively poorly in the early part of the year.

A by-product of aggressive Federal Reserve action to tighten interest rates has been excellent performance by the spread sectors in the latter part of the year, in anticipation of an economic recovery. Credit-sensitive sectors of the market have led the charge. In response, we have reduced our overall spread exposure to maintain a small overweight in non-Treasury securities, primarily in the AAA commercial mortgage-backed security market. A shift in our exposure to higher-quality sectors proved to be a helpful strategy.

TOTAL RETURN

                                        6 months     1 year   Annualized
                                          ended       ended    4/30/00*
                                         6/30/01     6/30/01    6/30/01
------------------------------------------------------------------------
BRINSON U.S. BOND FUND                     3.39%      10.47%    10.64%
------------------------------------------------------------------------
Salomon Smith Barney (BIG) Bond Index      3.62       11.26     11.45
------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON U.S. BOND FUND.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000
This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund and Salomon Smith Barney (BIG) Bond Index if you had invested $100,000 on April 30, 2000. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. BOND FUND VS. SALOMON SMITH BARNEY (BIG) BOND INDEX
[CHART]

                Brinson U.S.         Salomon Smith Barney
                 Bond Fund             (BIG) Bond Index
 4/30/00          $100,000                 $100,000
 5/31/00          $ 99,620                 $ 99,910
 6/30/00          $101,859                 $101,998
 7/31/00          $102,681                 $102,926
 8/31/00          $103,719                 $104,398
 9/30/00          $104,640                 $105,108
10/31/00          $105,057                 $105,781
11/30/00          $107,034                 $107,494
12/31/00          $108,829                 $109,526
 1/31/01          $110,396                 $111,333
 2/28/01          $111,555                 $112,324
 3/31/01          $112,124                 $112,908
 4/30/01          $111,295                 $112,378
 5/31/01          $111,996                 $113,108
 6/30/01          $112,522                 $113,481

4/30/00 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS
ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------
U.S. BONDS
Corporate Bonds
   Airlines                                    1.04%
   Chemicals                                   0.28
   Consumer                                    0.56
   Construction                                0.08
   Electric Components                         0.62
   Energy                                      1.84
   Financial Services                          8.35
   Publishing                                  0.20
   Recreation                                  0.76
   Services/Miscellaneous                      1.54
   Telecommunications                          2.20
   Utilities                                   1.27
                                             -------
         Total U.S. Corporate Bonds           18.74

Corporate Mortgage-Backed Securities          18.84
International Dollar Bonds                     3.09
Asset-Backed Securities                        2.30
U.S. Government Mortgage-Backed Securities    33.21
U.S. Government Obligations                   21.17
                                             -------
         Total U.S. Bonds                     97.35

SHORT-TERM INVESTMENTS                         2.99
                                             -------
         TOTAL INVESTMENTS                   100.34
LIABILITIES, LESS CASH
   AND OTHER ASSETS                           (0.34)
                                             -------
NET ASSETS                                   100.00%
                                             =======
----------------------------------------------------

TOP TEN U.S. BOND HOLDINGS
AS OF JUNE 30, 2001 (UNADUDITED)

                                          Percent of
                                          Net Assets
----------------------------------------------------
 1. Federal National Mortgage Association
    7.000%, due 03/01/29                      11.20%
 2. U.S. Treasury Bond
    6.625%, due 02/15/27                       7.85
 3. U.S. Treasury Note
    6.500%, due 02/15/10                       7.21
 4. Federal National Mortgage Association
    7.125%, due 01/15/30                       3.82
 5. Government National Mortgage
    Association, 6.000%, due 12/20/28          3.18
 6. U.S. Treasury Note
    7.000%, due 07/15/06                       3.02
 7. Government National Mortgage
    Association, 7.500%, due 02/15/27          2.57
 8. PeopleFirst.com Auto Receivables
    Owner Trust, 6.430%, due 09/15/07          2.40
 9. LB Commercial Conduit Mortgage Trust
    99-C1, Class A1, 6.410%, due 08/15/07      2.06
10. U.S. Treasury Note
    4.625%, due 02/28/03                       2.03
----------------------------------------------------


                                           FACE
                                           AMOUNT          VALUE
                                         ----------    -----------
BONDS -- 97.35%
U.S. CORPORATE BONDS -- 18.74%
AOL Time Warner, Inc.
  6.750%, due 04/15/11                   $  75,000     $   73,808
AT&T Wireless Services, Inc., 144A
  7.875%, due 03/01/11                      85,000         85,162
Avon Products, Inc.
  7.150%, due 11/15/09                      70,000         71,300
Bank of America Corp.
  7.400%, due 01/15/11                     135,000        140,273
Bank One Corp.
  7.875%, due 08/01/10                      75,000         80,266
Black & Decker Corp., 144A
  7.125%, due 06/01/11                      80,000         79,303
Boeing Capital Corp.
  7.100%, due 09/27/05                     200,000        209,960
Bombardier Capital, Inc.,144A
  6.125%, due 06/29/06                      35,000         34,675
Bombardier Capital, Inc., MTN, 144A
  7.300%, due 12/15/02                      60,000         61,215
Capital One Bank, Bank Note
  8.250%, due 06/15/05                     125,000        129,274
Caterpillar, Inc.
  6.550%, due 05/01/11                      35,000         35,126
Cendant Corp.
  7.750%, due 12/01/03                     200,000        203,604
Centex Corp.
  9.750%, due 06/15/05                      25,000         27,169
Citigroup, Inc.
  7.250%, due 10/01/10                     240,000        249,652
Citizens Communications Co.
  9.250%, due 05/15/11                     160,000        166,333
Comcast Cable Communications
  6.750%, due 01/30/11                     100,000         97,736
Conoco, Inc.
  6.950%, due 04/15/29                      65,000         62,494
Consolidated Edison Co.
  7.500%, due 09/01/10                     240,000        244,068
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08                     140,000        138,011
Delhaize America, Inc., 144A
  8.125%, due 04/15/11                     165,000        172,109
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10                     100,000        105,425
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                     175,000        183,007
Duke Energy Field Services
  6.875%, due 02/01/11                      35,000         34,224
Equistar Chemicals LP
  8.750%, due 02/15/09                     105,000         96,353
Erac USA Finance Co., 144A
  8.000%, due 01/15/11                     100,000        102,239
First Union National Bank
  7.800%, due 08/18/10                      80,000         85,675
Ford Motor Credit Co.
  6.875%, due 02/01/06                     210,000        212,750
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                     170,000        169,047
Harrah's Operating Co., Inc., 144A
  7.125%, due 06/01/07                   $  55,000     $   54,499
Household Finance Corp.
  6.750%, due 05/15/11                     235,000        231,839
HSBC Capital Funding LP, 144A
  9.547%, due 12/31/49                      75,000         84,754
ING Capital Funding Trust III
  8.439%, due 12/31/49                      50,000         53,044
Liberty Financial Co.
  7.625%, due 11/15/28                      70,000         69,089
Mirant Americas Generation, Inc., 144A
  7.625%, due 05/01/06                      30,000         30,282
Morgan Stanley Dean Witter & Co.
  6.750%, due 04/15/11                     170,000        168,821
News America Holdings, Inc.
  7.125%, due 04/08/28                      80,000         69,693
Nisource Finance Corp.
  7.875%, due 11/15/10                     225,000        238,378
Northrop Grumman Corp., 144A
  7.125%, due 02/15/11                      80,000         79,055
Pacific Gas & Electric Co.
  7.050%, due 03/01/24                     150,000        121,500
Phillips Petroleum Co.
  8.750%, due 05/25/10                      80,000         91,044
Pure Resources, Inc., 144A
  7.125%, due 06/15/11                      35,000         34,442
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                     155,000        160,131
Sempra Energy
  7.950%, due 03/01/10                      85,000         84,349
Southern California Edison
  8.950%, due 11/03/03                     420,000        306,600
Sprint Capital Corp.
  7.625%, due 01/30/11                     170,000        168,677
Telus Corp.
  8.000%, due 06/01/11                     165,000        168,667
Transocean Sedco Forex, Inc., 144A
  6.625%, due 04/15/11                      80,000         78,525
TRW, Inc.
  7.625%, due 03/15/06                      40,000         41,180
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09                     110,000        111,934
Viacom, Inc.
  8.625%, due 08/01/12                     250,000        275,342
Wells Fargo Bank NA
  6.450%, due 02/01/11                     170,000        167,174
WorldCom, Inc.
  7.500%, due 05/15/11                     170,000        165,520
                                                       -----------
                                                        6,404,797
                                                       ----------

CORPORATE MORTGAGE-BACKED SECURITIES -- 18.84%
ABN Amro Mortgage Corp., 99-2, IA2
  6.300%, due 04/25/29                     320,000        322,592
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 08/15/10                     215,000        224,032
Bear Stearns Mortgage Securities, Inc.,
  96-7A4 6.500%, due 02/25/28               80,000         80,580

                                                FACE
                                                AMOUNT          VALUE
                                              -----------    -----------
Countrywide Funding Corp., 93-12, Class A5
  6.000%, due 02/25/24                        $   32,137     $   32,089
CS First Boston Mortgage Securities Corp.,
  144A 6.238%, due 11/15/09                       70,000         69,288
CS First Boston Mortgage Securities Corp.
  7.00%, due 11/19/14                            505,057        521,764
  7.545%, due 04/15/10                           230,000        243,075
DLJ Commercial Mortgage Corp.
  7.300%, due 06/10/09                           305,000        317,895
  7.340%, due 09/10/09                           240,000        250,613
First Nationwide Trust, 98-3, Class 1PPA
  6.500%, due 08/19/28                           126,378        124,443
Ford Credit Auto Owner Trust
  7.150%, due 01/15/05                           190,000        197,226
GE Capital Mortgage Services, Inc.
  7.750%, due 02/25/30                           274,819        279,645
Heller Financial Commercial Mortgage Assets,
  99-PH1, Class A1 6.500%, due 05/15/31          245,711        249,455
LB Commercial Conduit Mortgage Trust, 99-C,
  Class A2 0.073%, due 10/15/32                  160,000        167,006
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1 6.410%, due 08/15/07           693,925        703,954
Merrill Lynch Mortgage Investors, Inc.,
  99-C1 Class A2 7.560%, due 11/15/31             95,000        100,023
Morgan Stanley Dean Witter Capital I,
  00-TOP1, Class A4
  6.660%, due 02/15/33                           125,000        124,938
Morgan Stanley Dean Witter Capital I,
  00-LIF2, Class A1
  6.960%, due 07/15/08                           159,282        163,779
MMCA Automobile Trust
  7.000%, due 06/15/04                            95,000         97,497
Peoplefirst.com Auto Receivables Owner Trust
  6.430%, due 09/15/07                           800,000        821,043
Prudential Home Mortgage Securities, 94-3,
  Class A10 6.500%, due 02/25/24                  52,688         53,190
Prudential Mortgage Capital Funding, LLC,
  00-ROCK, Class A2 6.605%, due 05/10/34          60,000         59,625
Residential Asset Securitization Trust, 97-A7,
  Class A1 7.250%, due 12/25/27                  130,000        132,410
Salomon Brothers Mortgage Securities
  7.520%, due 12/18/09                            95,000         99,972
Salomon Brothers Mortgage Securities VII
  6.592%, due 10/18/10                           195,000        194,244
Structured Asset Securities Corp., 98-ALS1,
  Class 1A 6.900%, due 01/25/29                  179,475        180,664
Structured Asset Securities Corp., 98-RF1,
  Class A 8.712%, due 04/15/27                   258,373        271,695
Structured Asset Securities Corp., 98-RF2,
  144A 8.582%, due 07/15/27                      327,470        343,109
Thrift Financial Corp., Class A4
  11.250%, due 01/01/16                           14,166         14,170
                                                             ----------
                                                              6,440,016
                                                             -----------
INTERNATIONAL DOLLAR BONDS -- 3.09%
Empresa Nacional de Electricidad S.A.
  8.125%, due 02/01/97                           110,000         85,187
Gulf Canada Resources Ltd.
  7.125%, due 01/15/11                            15,000         15,391
Newcourt Credit Group, Inc.
  6.875%, due 02/16/05                        $  125,000     $  128,416
Petroleum Geo-Services
  6.625%, due 03/30/08                            15,000         14,039
  7.500%, due 03/31/07                            60,000         59,469
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A 8.294%, due 03/15/14                       65,000         63,944
Stora Enso Oyj
  7.375%, due 05/15/11                            30,000         30,386
Telecomunicaciones de Puerto Rico, Inc.
  6.650%, due 05/15/06                           235,000        223,309
Tyco International Group S.A.
  6.750%, due 02/15/11                           130,000        128,783
  7.000%, due 06/15/28                            45,000         42,515
United Mexican States
  9.875%, due 02/01/10                           165,000        180,510
Vodafone Group PLC
  7.750%, due 02/15/10                            80,000         84,052
                                                             ----------
                                                              1,056,001
                                                             ----------
ASSET-BACKED SECURITIES -- 2.30%
CISCE, 97-1, Class A4
  6.220%, due 03/25/04                           137,894        138,616
Peco Energy Transition Trust, 99-A3, Class A7
  6.130%, due 03/01/09                           260,000        258,301
Residential Asset Securities Corp.
  6.445%, due 03/25/28                           109,624        111,229
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17                           185,000        198,193
Vanderbilt Mortgage Finance, 98-B, Class 1A2
  6.120%, due 05/07/09                            78,835         79,371
                                                             -----------
                                                                785,710
                                                             ----------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 33.21%
Fannie Mae Grantor Trust
  7.500%, due 06/19/30                           420,100        435,400
Federal Home Loan Mortgage Corp.
  6.000%, due 09/15/07                           135,060        135,729
  7.000%, due 10/15/13                           185,156        189,489
  7.500%, due 05/01/24                            92,331         94,255
  8.000%, due 11/01/27                           174,999        180,757
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29                           114,135        112,549
  8.000%, due 11/01/22                            34,787         35,931
  9.000%, due 07/01/30                            96,289        100,927
Federal National Mortgage Association
  6.000%, due 03/01/28                           166,894        160,373
  6.500%, due 03/01/19                           184,196        183,056
  6.500%, due 08/01/28                            73,437         72,308
  6.500%, due 08/01/28                            58,333         57,437
  6.500%, due 09/01/28                            94,144         92,697
  7.000%, due 03/01/29                         3,811,659      3,829,170
  7.125%, due 01/15/30                         1,220,000      1,304,134
  7.500%, due 05/01/31                           149,879        153,042
  8.000%, due 08/01/19                           141,919        147,302
  8.000%, due 09/01/27                           107,788        111,497
  9.500%, due 11/01/09                           212,554        225,826
Government National Mortgage Association
  6.000%, due 12/20/28                         1,124,473      1,085,456
  6.000%, due 02/20/29                           101,867         98,332

                                       52

                                               SHARES          VALUE
                                             ----------   -------------
  6.000%, due 08/20/29                       $  143,388   $    138,412
  7.000%, due 04/15/26                          285,914        288,731
  7.000%, due 06/15/27                          171,311        172,999
  7.500%, due 11/15/22                           42,455         43,576
  7.500%, due 12/15/22                           28,739         29,498
  7.500%, due 08/15/23                          102,224        104,924
  7.500%, due 12/15/23                           82,021         84,187
  7.500%, due 06/15/25                          120,078        123,250
  7.500%, due 07/15/25                           32,137         32,986
  7.500%, due 07/15/26                           99,530        102,160
  7.500%, due 02/15/27                          855,218        877,811
  9.500%, due 09/15/18                          518,975        546,243
                                                          -------------
                                                            11,350,444
                                                          -------------
U.S. GOVERNMENT OBLIGATIONS -- 21.17%
U.S. Treasury Note
  4.625%, due 02/28/03                          690,000        694,570
  6.500%, due 02/15/10                        2,295,000      2,465,509
  6.625%, due 05/31/02                          320,000        327,860
  7.000%, due 07/15/06                          950,000      1,030,689
  7.500%, due 02/15/05                           30,000         32,648
U.S. Treasury Bond
  6.625%, due 02/15/27                        2,450,000      2,683,833
                                                          -------------
                                                             7,235,109
                                                          -------------
Total Bonds (Cost $33,181,704)                              33,272,077
                                                          -------------
SHORT-TERM INVESTMENTS -- 2.99%
INVESTMENT COMPANIES -- 2.99%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $1,023,993)                          1,023,993    $  1,023,993
                                                          -------------
Total Investments
  (Cost $34,205,697)--100.34%                               34,296,070

Liabilities, less cash and other assets -- (0.34%)            (116,851)
                                                          -------------
Net Assets -- 100%                                         $34,179,219
                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $34,205,697; and net unrealized appreciation consisted of:

       Gross unrealized appreciation                            $   426,247
       Gross unrealized depreciation                               (335,874)
                                                                ------------
                Net unrealized appreciation                     $    90,373
                                                                ============
(b) Non-income producing security.

E.E.T.C.: Enhanced equipment trust certificate
MTN:  Medium Term Note
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 31, 2001, the value of these securities amounted to $1,372,601 or 4.02% of net assets.

                See accompanying notes to financial statements.

Since its inception on April 30, 1995, the Brinson High Yield Fund returned 5.04% on an annualized basis, versus a return of 6.46% for its benchmark, the Merrill Lynch High Yield Master Index. The Fund returned 2.42% for the six months ended June 30, 2001, as compared to its benchmark, which returned 4.87%.

The high yield market's 4.87% return for the period (as measured by the Merrill Lynch High Yield Master Index) comes on the heels of what was a poor 2000 for high yield funds in general. In 2000, the high yield market saw its worst year since 1990, the last year of the U.S. recession. In the past six months, however, investors have shown a renewed interest, with $1.4 billion flowing into the high yield mutual fund market in the second quarter alone.

During the first quarter of 2001, high yield bonds surged, but the second quarter began a slow pullback, when such bonds fell 1.27% as measured by the Merrill Lynch High Yield Master Index. Telecommunications bonds were the biggest drag on Fund performance and the sector in general during the second quarter; telecommunications continued be plagued by a lack of access to capital, rising costs and a slowing economy. The return for the telecommunications sector during the second quarter was a dismal 18.5% decline, a significant blow to the high yield market as this sector makes up 17% of the total universe. Conversely, issues for companies in automobile parts, gaming and healthcare have performed well thus far in 2001. Concern over default levels continues, especially in the telecommunications sector, as the economy struggles back to its feet.

B-rated issues are now trading at historic highs relative to BB-rated debt. We believe that the B sector offers better fundamental value and will continue our overweight there. We also expect to continue the Fund's overweight position in gaming, wireless and cable television. We believe cable television companies should benefit from stable subscriber growth. Moreover, they have historically represented a safe sector in a volatile market. We continue to like the gaming sector as these companies are benefiting from strong operating momentum, are deleveraging and could also face positive event risk from potential merger and acquisition activity. We are also positive on the wireless sector on the basis of long-term growth in penetration rates as well as strong asset coverage. At the end of June, we were underweighted in the electric utility, home building, and steel and metals sectors.

TOTAL RETURN

                                              6 months     1 year      3 years     5 years  Annualized
                                                ended       ended       ended       ended   4/30/95*to
                                               6/30/01     6/30/01     6/30/01     6/30/01    6/30/01
-------------------------------------------------------------------------------------------------------------------
BRINSON HIGH YIELD FUND                         2.42%       -0.49%      -1.68%       3.70%      5.04%
-------------------------------------------------------------------------------------------------------------------
Merrill  Lynch High Yield Master Index          4.87         2.10        0.55        5.30       6.46
-------------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF THE BRINSON HIGH YIELD FUND.
ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100.000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON HIGH YIELD FUND VS. MERRILL LYNCH HIGH YIELD MASTER INDEX

[CHART]

                       Brinson High     Merrill Lynch High
                        Yield Fund      Yield Master Index
        4/30/95           $100,000             $100,000
        5/31/95           $100,662             $103,124
        6/30/95           $100,553             $103,912
        7/31/95           $101,729             $105,100
        8/31/95           $102,291             $105,738
        9/30/95           $103,491             $106,947
       10/31/95           $104,956             $107,705
       11/30/95           $105,941             $108,757
       12/31/95           $107,361             $110,502
        1/31/96           $108,820             $112,247
        2/29/96           $110,836             $112,416
        3/31/96           $110,503             $112,111
        4/30/96           $111,210             $112,161
        5/31/96           $112,623             $112,970
        6/30/96           $112,963             $113,649
        7/31/96           $113,584             $114,420
        8/31/96           $115,713             $115,602
        9/30/96           $119,121             $118,083
       10/31/96           $119,625             $119,377
       11/30/96           $121,423             $121,791
       12/31/96           $123,175             $122,728
        1/31/97           $124,846             $123,672
        2/28/97           $126,409             $125,407
        3/31/97           $122,735             $124,013
        4/30/97           $124,892             $125,425
        5/31/97           $128,738             $127,952
        6/30/97           $131,130             $129,901
        7/31/97           $134,858             $133,018
        8/31/97           $135,479             $132,786
        9/30/97           $139,078             $134,985
       10/31/97           $137,523             $135,881
       11/30/97           $139,649             $137,168
       12/31/97           $139,645             $138,469
        1/31/98           $140,588             $140,531
        2/28/98           $141,432             $141,112
        3/31/98           $143,331             $142,328
        4/30/98           $143,577             $143,004
        5/31/98           $143,922             $143,999
        6/30/98           $142,574             $144,712
        7/31/98           $143,397             $145,537
        8/31/98           $130,486             $139,257
        9/30/98           $128,769             $139,536
       10/31/98           $126,011             $137,244
       11/30/98           $132,152             $143,493
       12/31/98           $131,736             $143,541
        1/31/99           $134,588             $144,961
        2/28/99           $135,061             $143,854
        3/31/99           $136,427             $145,094
        4/30/99           $138,509             $147,364
        5/31/99           $135,277             $146,341
        6/30/99           $134,307             $146,066
        7/31/99           $134,318             $146,281
        8/31/99           $133,571             $144,796
        9/30/99           $133,437             $144,240
       10/31/99           $133,869             $143,396
       11/30/99           $136,386             $145,037
       12/31/99           $137,659             $145,798
        1/31/00           $136,159             $145,075
        2/29/00           $135,656             $145,200
        3/31/00           $133,170             $143,170
        4/30/00           $134,349             $143,220
        5/31/00           $133,801             $141,643
        6/30/00           $136,170             $144,068
        7/31/00           $137,642             $145,107
        8/31/00           $139,389             $146,878
        9/30/00           $137,955             $146,021
       10/31/00           $133,907             $141,736
       11/30/00           $128,135             $137,296
       12/31/00           $132,239             $140,274
        1/31/01           $139,459             $148,638
        2/28/01           $141,021             $150,985
        3/31/01           $138,708             $148,988
        4/30/01           $138,681             $147,361
        5/31/01           $140,081             $150,196
        6/30/01           $135,459             $147,099

4/30/95 = $100,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION
AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------

U.S. BONDS
Corporate Bonds
   Aerospace                                   0.54%
   Appliances & Household Durables             0.74
   Autos/Durables                              3.64
   Cable Television                            5.13
   Chemicals                                   2.47
   Computer Software                           0.22
   Construction                                2.02
   Consumer                                    2.46
   Electronics and Electric Components         0.90
   Energy                                      6.63
   Financial Services                          1.66
   Food & House Products                       2.99
   Health                                      4.23
   Housing/Paper                               1.47
   Industrial                                  1.64
   Leisure & Tourism                           0.40
   Non-Durables                                0.71
   Publishing                                  3.68
   Radio Broadcasting                          2.37
   Recreation                                 11.43
   Retail/Apparel                              5.09
   Services/Miscellaneous                      4.47
   Technology                                  0.13
   Telecommunications - Equipment              1.04
   Telecommunications - Services               4.63
   Telecommunications - Wireless               6.84
   Television Broadcasting                     9.45
                                             -------
         Total U.S. Corporate Bonds           86.98
International Dollar Bonds                     5.73
                                             -------
         Total U.S. Bonds                     92.71
EQUITIES
   Preferred Stock                             3.27
   U.S. Equities                               0.15
   Warrants                                    0.04
                                             -------
         Total U.S. Equities                   3.46
SHORT-TERM INVESTMENTS                         1.48
                                             -------
         TOTAL INVESTMENTS                    97.65
CASH AND OTHER ASSETS,
   LESS LIABILITIES                            2.35
                                             -------
NET ASSETS                                   100.00%
                                             =======
-----------------------------------------------------------

TOP TEN U.S. BOND HOLDINGS
AS OF JUNE 30, 2001 (UNAUDITED)

                                       Percent of
                                       Net Assets
-----------------------------------------------------------
 1. Pegasus Communications Corp., Series A
    PIK, 12.750%                             1.92%
 2. Argosy Gaming Co.
    10.750%, due 06/01/09                    1.27
 3. Salem Communications Corp.
    9.500%, due 10/01/07                     1.17
 4. COLT Telecom Group
    0.000%, due 12/15/06                     1.12
 5. Triton PCS, Inc.
    0.000%, due 05/01/08                     1.05
 6. Echostar DBS Corp.
    9.375%, due 02/01/09                     1.03
 7. Pacifica Papers, Inc.
    10.000%, due 03/15/09                    1.03
 8. Fox Sports Network LLC
    0.000%, due 08/15/07                     1.03
 9. Coaxial Communications of Central
    Ohio, Inc.
    10.000%, due 08/15/06                    1.02
10. Sinclair Broadcast Group
    10.000%, due 09/30/05                    0.95
-----------------------------------------------------------

BRINSON HIGH YIELD FUND - SECHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

                                        FACE
                                        AMOUNT          VALUE
                                        ------          -----
BONDS  92.71%
U.S. CORPORATE BONDS  86.98%
Acetex Corp.
  9.750%, due 10/01/03                  $1,150,000     $1,145,687
Adelphia Communications Corp.
  9.375%, due 11/15/09                   1,105,000      1,055,275
  10.875%, due 10/01/10                  1,060,000      1,073,250
Advances PCS
  8.500%, due 04/01/08                     750,000        765,000
AES Corp.
  9.375%, due 09/15/10                     500,000        505,000
AirGate PCS, Inc. (c)
  0.000%, due 10/01/09                   2,575,000      1,493,500
Alamosa Delaware, Inc., 144A
  12.500%, due 02/01/11                  1,000,000        900,000
Alamosa PCS Holdings, Inc. (c)
  0.000%, due 02/15/10                   1,350,000        621,000
Allbritton Communications Co.
  9.750%, due 11/30/07                   1,500,000      1,541,250
Allbritton Communications Co., Series B
  8.875%, due 02/01/08                     600,000        597,000
Alliance Gaming Corp.
  10.000%, due 08/01/07                  1,000,000        990,000
Allied Waste North America
  7.875%, due 01/01/09                   1,000,000        977,500
American Mobile Satellite Corp.
  12.250%, due 04/01/08                  1,454,000        305,340
American Restaurant Group, Inc., Series B
  11.500%, due 02/15/03                  1,245,000      1,182,750
American Tower Corp., 144A
  9.375%, due 02/01/09                   1,000,000        932,500
Ameristar Casino, Inc., 144A
  10.750%, due 02/15/09                  1,325,000      1,384,625
Amkor Technology, Inc., 144A
  9.250%, due 02/15/08                     700,000        658,000
Argosy Gaming Co.
  10.750%, due 06/01/09                  2,850,000      3,063,750
Aztar Corp.
  8.875%, due 05/15/07                   1,250,000      1,256,250
B&G Foods, Inc.
  9.625%, due 08/01/07                   1,775,000      1,499,875
Bally Total Fitness Corp., Series D
  9.875%, due 10/15/07                   1,794,000      1,780,545
Belden & Blake Corp. (b)
  9.875%, due 06/15/07                   2,075,000      1,691,125
Box USA Holdings, Inc. (b)
  12.000%, due 06/01/06                  1,750,000      1,715,000
Building Materials Corp of America
  7.750%, due 07/15/05                   1,750,000      1,067,500
Calpine Canada Energy Finance Ulc
  8.500%, due 05/01/08                   1,370,000      1,335,694
Century Communications Corp. (c)
  0.000%, due 01/15/08                   2,990,000      1,397,825
Charter Communications Holdings
  0.000%, due 04/01/11 (c)               2,100,000      1,438,500
  10.000%, due 04/01/09                  1,900,000      1,928,500
Chesapeake Energy Corp., 144A
  8.125%, due 04/01/11                   1,250,000      1,168,750
CMS Energy Corp.
  8.500%, due 04/15/11                  $1,300,000     $1,262,638
Coast Hotels and Casinos, Inc.
  9.500%, due 04/01/09                   2,050,000      2,096,125
Coaxial Communications of Central
  Ohio, Inc.
  10.000%, due 08/15/06                  2,455,000      2,442,725
Collins & Alkman Corp.
  11.500%, due 04/15/06                  1,800,000      1,701,000
Cross Timbers Oil Co.
  8.750%, due 11/01/09                     445,000        455,013
Crown Castle International Corp.
  0.000%, due 05/15/11 (c)               1,909,000      1,188,352
  9.500%, due 08/01/11                   1,000,000        907,500
CSC Holdings, Inc.
  7.625%, due 07/15/18                   2,050,000      1,846,820
  9.250%, due 11/01/05                   1,275,000      1,319,625
Cumulus Media, Inc.
  10.375%, due 07/01/08                  1,200,000      1,194,000
Dayton Superior Corp.
  13.000%, due 06/15/09                  1,050,000      1,050,000
Del Monte Corp., 144A
  9.250%, due 05/15/11                   1,250,000      1,275,000
Delco Remy International, Inc.
  8.625%, due 12/15/07                   2,000,000      1,980,000
  8.625%, due 12/15/07
  10.875%, due 07/01/10                    900,000        900,000
Dobson Sygnet Communications, Inc.
  12.250%, due 12/15/08                  2,000,000      2,020,000
Dura Operating Corp., 144A
  9.000%, due 05/01/09                   1,450,000      1,363,000
Echostar DBS Corp.
  9.375%, due 02/01/09                   2,535,000      2,484,300
eKabel Hessen, 144A
  14.500%, due 09/01/10                    750,000        577,500
Exodus Communications, Inc.
  11.250%, due 07/01/08                  1,500,000        517,500
Fedders North America
  9.375%, due 08/15/07                   2,000,000      1,780,000
Felcor Lodging LP, 144A
  8.500%, due 06/01/11                   1,000,000        955,000
Fleming Co., Inc., 144A
  10.125%, due 04/01/08                    450,000        461,250
Fleming Co., Inc.
  10.625%, due 07/31/07                    750,000        768,750
Fox Sports Network LLC (c)
  0.000%, due 08/15/07                   2,600,000      2,470,000
Fresenius Medical Care Capital Trust,
  144A
  7.875%, due 06/15/11                   1,250,000      1,218,750
Frontiervision Holdings LP (c)
  0.000%, due 09/15/07                   1,850,000      1,887,000
GEO Specialty Chemicals
  10.125%, due 08/01/08                  1,500,000      1,440,000
Granite Broadcasting Corp.
  10.375%, due 05/15/05                  1,021,000        709,595
Grey Wolf, Inc.
  8.875%, due 07/01/07                   2,055,000      2,055,000
GST Network Funding, Inc. (c)
  0.000%, due 05/01/08                   1,000,000        450,000

                                       57

                                        FACE
                                        AMOUNT          VALUE
                                        ------          -----
Hayes Lemmerz International, Inc.
  8.250%, due 12/15/08                  $1,000,000     $  700,000
Hayes Wheels International, Inc.
  11.000%, due 07/15/06                    925,000        767,750
HCA - The Healthcare Co.
  7.875%, due 02/01/11                   1,500,000      1,512,210
  8.750%, due 09/01/10                   1,000,000      1,061,293
HMH Properties
  7.875%, due 08/01/08                   1,400,000      1,344,000
Hollinger International Publishing Corp.
  8.625%, due 03/15/05                   1,000,000      1,005,000
  9.250%, due 02/01/06                     350,000        351,750
Horseshoe Gaming Holdings
  8.625%, due 05/15/09                   1,850,000      1,850,000
Horseshoe Gaming LLC, Series B
  9.375%, due 06/15/07                     600,000        633,000
Huntsman Corp., 144A
  9.500%, due 07/01/07                     460,000        253,000
Huntsman ICI Chemicals
  0.000%, due 12/31/09                     975,000        294,938
  10.125%, due 07/01/09                    770,000        758,450
IMC Global, Inc., 144A
  10.875%, due 06/01/08                  1,150,000      1,144,250
Insight Midwest LP, 144A
  10.500%, due 11/01/10                    520,000        548,600
Insight Midwest LP, 144A, (c)
  0.000%, due 02/15/11                   3,400,000      1,921,000
Integrated Electrical Services,
  Inc., Series B
  9.375%, due 02/01/09                   1,750,000      1,715,000
Interep National Radio Sales, Series B
  10.000%, due 07/01/08                  1,500,000      1,260,000
Intermedia Communications
  0.000%, due 07/15/07 (c)               1,485,000      1,306,800
  8.500%, due 01/15/08                     275,000        269,500
International Game Technology
  7.875%, due 05/15/04                     850,000        860,625
  8.375%, due 05/15/09                   1,000,000      1,025,000
Iron Mountain, Inc.
  8.750%, due 09/30/09                   2,000,000      2,040,000
Jackson Products, Inc., Series B
  9.500%, due 04/15/05                   1,800,000      1,584,000
Key3Media Group, Inc.
  11.250%, due 06/15/11                  1,150,000      1,127,000
Lamar Media Co.
  8.625%, due 09/15/07                   2,059,000      2,100,180
Leap Wireless International, Inc.
  12.500%, due 04/15/10                  1,275,000        841,500
Level 3 Communications, Inc.
  0.000%, due 12/01/08 (c)               2,050,000        522,750
  9.125%, due 05/01/08                     200,000         83,000
  11.250%, due 03/15/10                    205,000         87,125
Levi Strauss & Co.
  6.800%, due 11/01/03                     500,000        445,000
  7.000%, due 11/01/06                     525,000        399,000
  11.625%, due 01/15/08                    500,000        450,000
Liberty Group Operating
  9.375%, due 02/01/08                   1,875,000      1,312,500
Lifepoint Hospital Holdings, Inc.,
  Series B
  10.750%, due 05/15/09                  1,500,000      1,635,000
LIN Holdings Corp. (c)
  0.000%, due 03/01/08                  $2,000,000$     1,560,000
LIN Television Corp., 144A
  8.000%, due 01/15/08                     600,000        579,000
Loral Space & Communications Ltd.
  9.500%, due 01/15/06                     900,000        675,000
Luigino's, Inc.
  10.000%, due 02/01/06                  1,995,000      1,715,700
Lyondell Chemical Co., Series B
  9.875%, due 05/01/07                     925,000        918,063
Mail Well Corp., Series B
  8.750%, due 12/15/08                   1,900,000      1,634,000
Majestic Star Casino LLC, Series B
  10.875%, due 07/01/06                  2,125,000      1,912,500
McLeod USA, Inc.
  9.250%, due 07/15/07                     500,000        290,000
  9.500%, due 11/01/08                   2,000,000      1,120,000
Mediacom LLC
  7.875%, due 02/15/11                     500,000        440,000
Mediacom LLC, 144A
  9.500%, due 01/15/13                   1,650,000      1,584,000
Metromedia Fiber Network
  10.000%, due 12/15/09                    800,000        304,000
MGM Grand, Inc.
  9.750%, due 06/01/07                   1,600,000      1,708,000
MGM Mirage, Inc.
  8.500%, due 09/15/10                     755,000        783,170
Michael Foods, 144A
  11.750%, due 04/01/11                    750,000        768,750
Motors & Gears, Inc.
  10.750%, due 11/15/06                  1,500,000      1,496,250
National Wine & Spirits, Inc.
  10.125%, due 01/15/09                  2,000,000      2,025,000
Nexstar Finance LLC, 144A
  12.000%, due 04/01/08                  1,700,000      1,768,000
Nextel Communications, Inc. (c)
  0.000%, due 09/15/07                   2,240,000      1,582,000
Nextel International, Inc.
  12.750%, due 08/01/10                  1,500,000        435,000
Nextel Partners, Inc.
  11.000%, due 03/15/10                  1,875,000      1,476,562
Nextmedia Operating Inc.
  10.750%, due 07/01/11                    750,000        738,825
Nortek, Inc., 144A
  9.875%, due 06/15/11                     750,000        721,875
Nortek, Inc., Class B
  9.125%, due 09/01/07                   1,385,000      1,357,300
NTL Communications, Inc., Series B (c)
  0.000%, due 10/01/08                   3,260,000      1,434,400
NTL, Inc., Series A (c)
  12.750%, due 04/15/05                    875,000        630,000
Pacifica Papers, Inc.
  10.000%, due 03/15/09                  2,350,000      2,479,250
Packaging Corp. of America
  9.625%, due 04/01/09                   1,575,000      1,671,469
Pantry, Inc.
  10.250%, due 10/15/07                  1,000,000        970,000
Paxson Communications Corp.
  11.625%, due 10/01/02                  1,885,000      1,903,850

                                       58

                                        FACE
                                        AMOUNT          VALUE
                                        ------          -----
Pegasus Satellite Communications,
  Inc. (c)
  0.000%, due 03/01/07                  $1,000,000     $  580,000
Penn National Gaming, Inc., 144A
  11.125%, due 03/01/08                  1,235,000      1,284,400
Phillips-Van Heusen, Corp.
  9.500%, due 05/01/08                   2,000,000      2,040,000
Pioneer Natural Resources Co.
  9.625%, due 04/01/10                   1,800,000      1,972,442
Plains Resources, Inc., Series D
  10.250%, due 03/15/06                  1,000,000      1,020,000
Plains Resources, Inc., Series B
  10.250%, due 03/15/06                  1,425,000      1,453,500
Playtex Products, Inc., 144A
  9.375%, due 06/01/11                     250,000        254,375
Premier Parks, Inc.
  0.000%, due 04/01/08 (c)               1,100,000        888,250
  9.750%, due 06/15/07                     550,000        552,750
PRIMEDIA, Inc., 144A
  8.875%, due 05/15/11                   1,250,000      1,156,250
R. H. Donnelly, Inc.
  9.125%, due 06/01/08                   1,395,000      1,415,925
Radio One, Inc., 144A
  8.875%, due 07/01/11                   1,225,000      1,225,000
Radio Unica Communications Corp. (c)
  0.000%, due 08/01/06                   2,200,000      1,232,000
RCN Corp.
  10.000%, due 10/15/07                  2,541,000      1,067,220
Remington Product Co. LLC, Series B
  11.000%, due 05/15/06                  1,000,000        971,250
Repap New Brunswick
  9.000%, due 06/01/04                   1,000,000      1,055,000
Riverwood International Corp.
  10.250%, due 04/01/06                  1,325,000      1,331,625
  10.875%, due 04/01/08                    815,000        782,400
Salem Communications Corp.
  9.500%, due 10/01/07                   2,750,000      2,805,000
Samsonite Corp.
  10.750%, due 06/15/08                  2,600,000      2,171,000
SBA Communications Corp.
  0.000%, due 03/01/08 (c)               1,720,000      1,376,000
  10.250%, due 02/01/09                    350,000        320,250
Sbarro, Inc.
  11.000%, due 09/15/09                  1,700,000      1,753,125
Sequa Corp.
  9.000%, due 08/01/09                   1,310,000      1,303,450
Sinclair Broadcast Group
  10.000%, due 09/30/05                  2,275,000      2,286,375
Snyder Oil Corp.
  8.750%, due 06/15/07                   1,193,000      1,264,580
Spectrasite Holdings, Inc.
  0.000%, due 07/15/08 (c)                 880,000        473,000
  10.750%, due 03/15/10                  1,637,000      1,391,450
Speedway Motorsports, Inc.
  8.500%, due 08/15/07                   1,700,000      1,734,000
Station Casinos, Inc.
  8.375%, due 02/15/08                     950,000        953,563
  9.750%, due 04/15/07                   2,100,000      2,152,500
  9.875%, due 07/01/10                     500,000        518,125
T/SF Communications Corp., Series B
  10.375%, due 11/01/07                 $1,800,000     $1,732,500
Team Health, Inc.
  12.000%, due 03/15/09                  1,025,000      1,076,250
Tenet Healthcare Corp.
  7.625%, due 06/01/08                     550,000        558,938
  8.625%, due 01/15/07                   1,375,000      1,426,562
Tommy Hilfiger USA
  6.500%, due 06/01/03                   1,450,000      1,406,500
TransWestern Publishing Co., Series D
  9.625%, due 11/15/07                   1,387,000      1,397,402
TransWestern Publishing Co., Series E,
  144A
  9.625%, due 11/15/07                   1,500,000      1,511,250
Triad Hospitals Holdings, Inc.
  11.000%, due 05/15/09                  1,550,000      1,670,125
Triton PCS, Inc. (c)
  0.000%, due 05/01/08                   3,140,000      2,531,625
US Unwired, Inc. (c)
  0.000%, due 11/01/09                   1,551,000        761,929
Voicestream Wireless Corp.
  10.375%, due 11/15/09                    898,474      1,024,260
Weirton Steel Corp.
  11.375%, due 07/01/04                  2,000,000        600,000
Westpoint Stevens, Inc.
  7.875%, due 06/15/05                   1,770,000        690,300
Wheeling-Pittsburg Corp.
  9.250%, due 11/15/07                   2,000,000         57,500
Williams Communications Group, Inc.
  10.875%, due 10/01/09                    820,000        332,100
Winsloew Furniture, Inc., Series B
  12.750%, due 08/15/07                  1,075,000        997,062
Wiser Oil Co.
  9.500%, due 05/15/07                   2,000,000      1,760,000
XO Communications, Inc.
  0.000%, due 12/01/09 (c)                 715,000        107,250
  10.500%, due 12/01/09                  2,474,000        791,680
Young Broadcasting, Inc., 144A
  10.000%, due 03/01/11                  1,460,000      1,401,600
Ziff Davis Media, Inc.
  12.000%, due 07/15/10                    850,000        467,500
                                                      -----------
                                                      209,225,757
                                                      -----------
INTERNATIONAL DOLLAR BONDS  5.73%
Callahan Nordrhein-Westfalen, 144A
  0.000%, due 07/15/10 (c)               1,500,000        570,000
  14.000%, due 07/15/10                  1,000,000        820,000
COLT Telecom Group (c)
  0.000%, due 12/15/06                   3,000,000      2,700,000
Energis PLC
  9.750%, due 06/15/09                   1,850,000      1,609,500
Global Crossing Holding Ltd.
  9.500%, due 11/15/09                   1,260,000        985,950
Methanex Corp.
  7.400%, due 08/15/02                   1,250,000      1,243,750
Microcell Telecommunications, Inc.,
  Series B (c)
  0.000%, due 06/01/06                   1,000,000        740,000
Norampac, Inc.
  9.500%, due 02/01/08                     575,000        600,875

                                       59

                                        FACE
                                        AMOUNT          VALUE
                                        ------          -----

Rogers Communications, Inc.
  9.125%, due 01/15/06                  $2,000,000     $2,000,000
TeleWest Communications PLC (c)
  11.000%, due 10/01/07                  1,450,000      1,221,625
Tembec Industries, Inc.
  8.500%, due 02/01/11                     750,000        765,000
United Pan-Europe Communications NV,
  Series B
  0.000%, due 02/01/10 (c)               1,300,000        195,000
  11.500%, due 02/01/10                    850,000        318,750
                                                     ------------
                                                       13,770,450
                                                     ------------
Total Bonds (Cost $243,754,289)                       222,996,207
                                                     ------------

                                          SHARES
                                          ------
EQUITIES  3.46%
U.S. EQUITIES  0.15%
Aurora Foods, Inc. (b)                      16,453         90,327
Pegasus Communications Corp. (b)            11,616        261,360
                                                        ---------
                                                          351,687
                                                        ---------
CONVERTIBLE PREFERRED  3.27%
Paxson Communications Corp.,
  PIK, 12.500% (b)                           1,912      1,835,107
Pegasus Communications Corp., Series A,
  PIK, 12.750% (b)                           4,876      4,620,342
Rural Cellular Corp.,
  PIK, 12.250% (b)                           1,744      1,412,486
                                                        ---------
                                                        7,867,935
                                                        ---------

                                           NO OF
                                          WARRANTS        VALUE
                                          --------        -----
WARRANTS  0.04%
Dayton Superior Corp., 144A,
  Expires 06/15/09 (b)                       1,500      $  15,000
HF Holdings, Inc.,
  Expires 07/15/02 (b)                       8,680          8,680
Leap Wireless International, Inc., 144A,
  Expires 04/15/10 (b)                       1,275         51,000
Motient Corp., 144A,
  Expires 04/01/08 (b)                       1,454          1,090
Pliant Corp., 144A,
  Expires 06/01/10 (b)                       1,090            109
Winsloew Furniture, Inc., 144A,
  Expires 08/15/07 (b)                       1,075         10,616
                                                        ---------
                                                           86,495
                                                        ---------
Total Equities (Cost $12,054,961)                       8,306,117
                                                        ---------


                                          SHARES
                                          ------
SHORT-TERM INVESTMENTS  1.48%
INVESTMENT COMPANIES -- 1.48%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $3,566,227)                      3,566,227      3,566,227
                                                      -----------
Total Investments
  (Cost $259,375,477)  97.65% (a)                     234,868,551
Cash and other assets,
  less liabilities  2.35%                               5,663,078
                                                     ------------
Net Assets  100%                                     $240,531,629
                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $259,375,477; and net unrealized depreciation consisted of:

            Gross unrealized appreciation           $   5,902,639
            Gross unrealized depreciation             (30,409,565)
                                                    --------------
                     Net unrealized depreciation     $(24,506,926)
                                                    ==============

(b)  Non-income producing security
(c) Step bonds -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2001. Maturity date disclosed is the ultimate maturity date.

PIK:  Payment in kind, interest payment in cash or additional securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $28,483,540 or 11.84% of net assets.

See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND

Since its inception on June 30, 1995, the Brinson Emerging Markets Debt Fund has produced an annualized return of 19.48%, compared to the 15.26% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (EMBI-G). This performance was achieved with a level of volatility similar to that of the benchmark. For the six-month period ended June 30, 2001, the Brinson Emerging Markets Debt Fund outperformed its benchmark. The Fund returned 7.75% and the EMBI-G returned 5.82%.

Emerging markets started the six-month period on a positive note. In January, emerging markets debt spreads tightened by 1.20%, coinciding with a 1.35% tightening in the U.S. high yield market and 1.00% cut in U.S. interest rates by the Federal Reserve Board. In February and March, however, several factors contributed to deterioration in the emerging markets debt environment: crisis conditions re-surfaced in Turkey and Argentina; the global environment turned less supportive with equity markets selling off; there were increased concerns about global growth; and U.S. interest-rate cuts were below expectations. As a result, emerging market debt spreads widened by 0.25%.

Concerns surrounding refinancing risk in Turkey and Argentina first arose in November 2000. While these concerns were reflected in the market's performance, investors were reassured that Turkey and Argentina's problems could be mitigated when the International Monetary Fund (IMF) announced large support packages for both countries. In February, however, Turkey was forced to refinance at annualized interest rates of 144% against a budgeted interest-rate assumption of 35%. Turkey did not have the reserves to meet the demand for foreign currency and was forced to float its currency, which was instantly devalued by 30%.

Turkey's devaluation affected Argentina, and it led to speculation that Argentina may be forced to abandon Convertibility, a currency regime where all deposits and currency in circulation are backed by foreign currency reserves. Argentina's Finance Minister resigned and was replaced by a fiscal conservative, who could not gain the support of other politicians. Amidst the confusion, Domingo Cavallo, the "father of Convertibility," became the Finance Minister and proposed a program to spur growth without endangering the fiscal deficit. Both Turkey and Argentina proposed dramatic reform programs but they needed political consensus to implement their policies.

At the end of March, the Fund was underweighted in Turkey and had a neutral weighting in Argentina. The largest overweightings in the portfolio were in Brazil, Russia and Qatar. We believe the strong fundamentals in these countries could lead to outperformance.

During the second half of the period, the markets in Argentina and Brazil performed relatively poorly, as spreads widened by 0.11%. Renewed concerns regarding refinancing risk caused Argentine bond prices to collapse. A $30 billion debt exchange program in early June reduced Argentina's refinancing needs by $16 billion over the next five years. Under the program, Argentina will swap short-term debt for longer-term debt. It is hoped that the debt swap will result in a substantial reduction in Argentina's financing costs. However, Argentina needs to increase economic growth and lower government spending if it is going to be able to pay its sovereign obligations. Argentina must still roll over $5 billion in domestic short-term debt in 2001, so outflows from the Argentine domestic banking system remain a key risk. In light of this situation, we underweighted the Fund in Argentina.

Brazil began 2001 with a strong fundamental position--high growth, large fiscal surpluses and declining interest rates. However, the country's outlook deteriorated in the first six months of 2001 because of three shocks, including:

- Contagion from Argentina--concerns regarding Argentine instability put pressure on the Brazilian exchange rate. In order to defend the exchange rate, the Brazilian Central Bank raised interest rates by 2.5%.

- Energy problems--an electricity crisis in Brazil's most industrially productive region reduced growth estimates from 4.5% to 2.5% for 2001.

- Political uncertainties--with a more and more frustrated population and the declining popularity of government, there is a risk that a populist candidate will gain momentum in advance of the presidential elections next year.

During the six-month period ended June 30, 2001, spreads relative to U.S. Treasuries for the Argentina/Brazil composite widened by 1.92%, while spreads for the rest of the market tightened by 1.24%. We continue to think that Brazil is fundamentally attractive but believe that spreads will remain volatile, at least in the medium term. Consequently, we have reduced the Fund's overweighting in Brazil to a market weighting.

TOTAL RETURN

                                                 6 months    1 year       3 years     5 years      Annualized
                                                   ended      ended        ended       ended     6/30/95(1) to
                                                  6/30/01    6/30/01      6/30/01     6/30/01       6/30/01
-------------------------------------------------------------------------------------------------------------
BRINSON EMERGING MARKETS DEBT FUND(2)              7.75%      14.98%       12.58%      16.37%        19.48%
-------------------------------------------------------------------------------------------------------------
BRINSON EMERGING MARKETS DEBT FUND(3)              7.21       14.40        12.41       16.26         19.48
-------------------------------------------------------------------------------------------------------------
JP Morgan EMBI Global                              5.82       13.20         9.99       11.94         15.26
-------------------------------------------------------------------------------------------------------------
JP Morgan EMBI+                                    5.52       12.91        10.01       12.42         15.88
-------------------------------------------------------------------------------------------------------------

(1)  INCEPTION DATE OF THE BRINSON EMERGING MARKETS DEBT FUND.
(2) TOTAL RETURN BASED ON NAV -- DOES NOT INCLUDE THE PAYMENT OF A TRANSACTION CHARGE ON FUND SHARE PURCHASES.
(3) STANDARDIZED TOTAL RETURN -- INCLUDES THE PAYMENT OF A TRANSACTION CHARGE ON FUND SHARE PURCHASES IN EACH PERIOD PRESENTED WHERE APPLICABLE. PRIOR TO MARCH 1, 1999, THE TRANSACTION CHARGE WAS 0.50% AND FOR THE PERIOD OF MARCH 1, 1999 TO APRIL 14, 2000, THE TRANSACTION CHARGE WAS 0.75%. EFFECTIVE APRIL 15, 2000, THE TRANSACTION CHARGE ON FUND SHARES PURCHASED WAS CHANGED FROM 0.75% TO 0.50%.
ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund, the JP Morgan EMBI+ and the JP Morgan EMBI Global if you had invested $100,000 on June 30, 1995. We are now comparing the Fund's performance to the JP Morgan EMBI Global rather than the JP Morgan EMBI+ as this better represents the Fund's investment universe. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS DEBT FUND VS. JP MORGAN
EMBI GLOBAL AND JP MORGAN EMBI+
[CHART]

                    Brinson Emerging Markets      JP Morgan        JP Morgan
                           Debt Fund                EMBI+         EMBI Global
        6/30/95                 $100,000          $100,000         $100,000
        7/31/95                  $98,952          $100,074         $100,034
        8/31/95                 $101,671          $102,435         $102,823
        9/30/95                 $105,713          $105,964         $106,438
       10/31/95                 $104,843          $104,876         $105,411
       11/30/95                 $108,802          $108,546         $108,975
       12/31/95                 $116,401          $116,772         $116,457
        1/31/96                 $127,448          $125,646         $126,385
        2/29/96                 $118,868          $118,715         $119,132
        3/31/96                 $121,904          $121,419         $121,802
        4/30/96                 $129,544          $128,043         $127,825
        5/31/96                 $132,236          $130,259         $129,811
        6/30/96                 $136,384          $134,838         $133,412
        7/31/96                 $139,238          $137,656         $134,849
        8/31/96                 $145,236          $142,712         $139,122
        9/30/96                 $156,324          $151,916         $147,264
       10/31/96                 $158,248          $153,109         $148,475
       11/30/96                 $167,000          $160,744         $155,791
       12/31/96                 $168,816          $162,676         $157,483
        1/31/97                 $175,557          $167,181         $162,265
        2/28/97                 $178,950          $170,082         $164,913
        3/31/97                 $172,262          $163,948         $159,418
        4/30/97                 $177,672          $168,801         $164,101
        5/31/97                 $185,086          $175,352         $169,664
        6/30/97                 $190,948          $179,388         $173,379
        7/31/97                 $199,060          $186,831         $180,545
        8/31/97                 $199,245          $186,075         $179,668
        9/30/97                 $205,585          $191,761         $184,655
       10/31/97                 $185,908          $169,672         $165,088
       11/30/97                 $195,410          $177,728         $172,088
       12/31/97                 $202,278          $183,853         $176,297
        1/31/98                 $203,272          $183,481         $177,145
        2/28/98                 $210,539          $188,732         $181,826
        3/31/98                 $215,693          $193,431         $185,955
        4/30/98                 $215,905          $193,899         $186,385
        5/31/98                 $210,889          $187,281         $180,758
        6/30/98                 $203,957          $181,874         $176,177
        7/31/98                 $204,961          $183,120         $177,205
        8/31/98                 $145,381          $130,500         $128,756
        9/30/98                 $152,861          $143,261         $139,881
       10/31/98                 $162,186          $152,530         $148,817
       11/30/98                 $177,930          $161,507         $159,020
       12/31/98                 $175,294          $157,469         $155,945
        1/31/99                 $171,369          $151,622         $152,391
        2/28/99                 $173,768          $153,799         $153,898
        3/31/99                 $186,905          $165,434         $164,095
        4/30/99                 $201,488          $176,739         $174,187
        5/31/99                 $192,357          $166,663         $165,191
        6/30/99                 $199,210          $174,117         $171,538
        7/31/99                 $197,853          $170,506         $168,680
        8/31/99                 $197,766          $170,263         $168,790
        9/30/99                 $205,287          $176,203         $174,096
       10/31/99                 $214,825          $183,002         $180,264
       11/30/99                 $218,596          $188,183         $185,089
       12/31/99                 $230,957          $198,369         $193,650
        1/31/00                 $230,037          $194,443         $190,668
        2/29/00                 $242,525          $206,966         $200,915
        3/31/00                 $249,226          $213,486         $206,377
        4/30/00                 $244,716          $209,409         $202,571
        5/31/00                 $238,579          $204,079         $197,887
        6/30/00                 $253,213          $214,436         $207,108
        7/31/00                 $260,905          $220,914         $213,021
        8/31/00                 $268,790          $228,688         $219,815
        9/30/00                 $264,205          $225,585         $217,445
       10/31/00                 $259,039          $220,521         $213,032
       11/30/00                 $257,821          $219,378         $212,175
       12/31/00                 $269,782          $229,442         $221,542
        1/31/01                 $284,782          $241,159         $232,229
        2/28/01                 $279,428          $237,331         $229,137
        3/31/01                 $275,935          $234,082         $226,574
        4/30/01                 $275,825          $232,701         $225,479
        5/31/01                 $283,879          $238,438         $230,916
        6/30/01                 $290,692          $242,114         $234,440

6/30/95 = $100,000
DATA THROUGH 6/30/01

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

MARKET ALLOCATION
AS OF JUNE 30, 2001 (UNAUDITED)

                                                                                 MARKET       STRATEGY
                                                   INDEX          STRATEGY      OVER/UNDER      RANGE
                                                 WEIGHTS(1)        WEIGHT         WEIGHT      (95% FREQ.)
                                                ------------     ----------    -----------   ------------
Algeria                                               0.5%           0.0%         -0.5%         0-10%
Argentina                                            19.6           15.9          -3.7          5-30
Brazil                                               18.7           18.8           0.1          5-30
Bulgaria                                              1.9            5.9           4.0          0-10
Chile                                                 0.2            0.0          -0.2          0-10
China                                                 1.5            0.0          -1.5          0-10
Colombia                                              2.2            2.6           0.4          0-10
Cote d'Ivoire                                         0.1            0.0          -0.1          0-10
Croatia                                               0.4            0.0          -0.4          0-10
Ecuador                                               1.0            1.2           0.2          0-10
Egypt                                                 0.0            0.4           0.4          0-10
Hungary                                               0.3            0.0          -0.3          0-10
Korea                                                 5.3            2.9          -2.3          0-10
Lebanon                                               0.9            0.0          -0.9          0-10
Malaysia                                              2.6            0.0          -2.6          5-25
Mexico                                               15.1           15.5           0.4          0-10
Morocco                                               0.8            0.6          -0.2          0-10
Nigeria                                               1.6            0.0          -1.6          0-10
Panama                                                2.0            2.0           0.0          0-10
Parkistan                                             0.2            0.0          -0.2          0-15
Peru                                                  1.2            1.2           0.0          0-10
Philippines                                           2.2            1.9          -0.3          0-10
Poland                                                1.8            0.0          -1.8          0-20
Quatar                                                0.0            2.4           2.4          0-10
Russia                                               11.2           18.7           7.5          0-10
South Africa                                          0.9            0.0          -0.9          0-10
Thailand                                              0.3            0.0          -0.3          0-10
Turkey                                                2.6            0.0          -2.6          0-10
Ukraine                                               0.4            1.4           1.0          0-15
Uruguay                                               0.2            0.0          -0.2          1-15
Venezuela                                             4.3            2.1          -2.2          1-15
Local Currency                                        0.0            0.0           0.0          0-15
Cash                                                  0.0            6.6           6.6          0-30
                                                   --------       -------        ------
                                                    100.0%         100.0%          0.0%

1  J.P.MORGAN EMERGING MARKET BOND INDEX GLOBAL AS OF 6/30/01.
NOTE: TOTALS MAY NOT ADD DUE TO ROUNDING.

BRINSON EMERGING MARKETS DEBT FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2001(UNAUDITED)

                                                      FACE
                                                      AMOUNT              VALUE
                                                  -----------          ------------
BONDS -- 90.97%
INTERNATIONAL BONDS -- 0.66%
COLOMBIA -- 0.66%
Banco de Comercio Exterior de Colombia
  3.850%, due 07/09/01                   JPY      140,000,000          $  1,121,487
                                                                       ------------
INTERNATIONAL DOLLAR BONDS -- 89.71%
ARGENTINA -- 15.61%
Argentina -- FRN
  5.563%, due 03/31/05                            $ 2,807,040             2,301,773
Argentina Government International Bond
  7.000%, due 12/19/08                             10,884,812             8,190,821
  12.250%, due 06/19/18                             6,190,000             4,379,425
Republic of Argentina
  0.000%, due 10/15/03                              1,070,000            791,800
  0.000%, due 10/15/04                              3,475,000             2,224,000
  11.375%, due 03/15/10                             6,733,000             5,117,080
  11.750%, due 04/07/09                             3,370,000             2,628,600
  11.750%, due 06/15/15                             1,295,000               961,537
                                                                       ------------
                                                                         26,595,036
                                                                       ------------
BRAZIL -- 18.23%
Banco Nacional de Desenvolvimento
  Economico e Social FRN
  11.707%, due 06/16/08                             1,665,000             1,523,475
Brazil -- MYDFA, Trust REGS
  5.750%, due 09/15/07                              4,641,174             3,776,755
Federal Republic of Brazil
  5.438%, due 04/15/09, FRN                           280,000               212,800
  5.500%, due 04/15/09, FRN                         3,731,786             3,041,406
  8.000%, due 04/15/14, PIK                        12,844,838             9,505,180
  9.625%, due 07/15/05                              2,410,000             2,267,810
  11.000%, due 08/17/40                            11,873,000             8,797,893
  12.250%, due 03/06/30                             2,300,000             1,932,000
                                                                       ------------
                                                                         31,057,319
                                                                       ------------
BULGARIA -- 5.75%
Bulgaria -- FLIRB Series A FRN BR
  3.000%, due 07/28/12                              7,217,000             5,845,770
Bulgaria -- IBA FRN
  6.313%, due 07/28/11                              4,494,000             3,539,025
Bulgaria -- Series A FRN
  6.313%, due 07/28/24                                518,000               406,941
                                                                       ------------
                                                                          9,791,736
                                                                       ------------
COLOMBIA -- 1.82%
Republic of Colombia
  8.375%, due 02/15/27                              1,530,000             1,067,175
  9.750%, due 04/09/11                              1,170,000             1,193,400
  11.750%, due 02/25/20                               884,000               844,220
                                                                       ------------
                                                                          3,104,795
                                                                       ------------
ECUADOR -- 1.17%
Republic of Equador, REGS
  4.000%, due 08/15/30                              4,660,000             1,992,150

KOREA -- 1.88%
Hanvit Bank
  12.750%, due 03/01/10                           $ 2,980,000          $  3,203,500
                                                                       ------------
MEXICO -- 15.16%
Conproca S.A., 144A
  12.000%, due 06/16/10                             2,902,000             3,366,320
Innova S. de R.L.
  12.875%, due 04/01/07                             2,795,000             2,529,475
Mexico -- Par Series B
  6.250%, due 12/31/19                              3,846,000             3,499,860
Mexico Government International Bond
  8.125%, due 12/30/19                              2,400,000             2,268,000
  8.375%, due 01/14/11                              2,220,000             2,233,320
  8.625%, due 03/12/08                              1,360,000             1,411,000
Monterray Power S.A., 144A
  9.625%, due 11/15/09                                802,162               840,265
TFM S.A. De CV (c)
  0.000%, due 06/15/09                              1,510,000             1,298,600
United Mexican States
  8.375%, due 01/14/11                                980,000               985,880
  11.375%, due 09/15/16                             6,140,000             7,407,910
                                                                       ------------
                                                                         25,840,630
                                                                       ------------
PANAMA -- 1.91%
Republic of Panama
  4.500%, due 07/17/14                              1,170,000             1,032,525
  8.875%, due 09/30/27                              2,470,000             2,229,175
                                                                       ------------
                                                                          3,261,700
                                                                       ------------
PERU -- 1.19%
Republic of Peru
  4.500%, due 03/07/17                              1,500,000             1,035,000
Republic of Peru, FLIRB
  4.000%, due 03/07/17                              1,590,000               989,775
                                                                       ------------
                                                                          2,024,775
                                                                       ------------
PHILIPPINES -- 1.86%
Republic of Philippines
  9.875%, due 01/15/19                              1,275,000             1,109,250
  10.625%, due 03/16/25                             2,270,000             2,057,755
                                                                       ------------
                                                                          3,167,005
                                                                       ------------
QATAR -- 2.36%
State of Qatar
  9.750%, due 06/15/30                              3,542,000             4,027,730
                                                                       ------------
RUSSIA -- 19.76%
Republic of Ukraine
  11.000%, due 03/15/07                             3,133,100             2,451,651
Russian Federation
  5.000%, due 03/31/30                             39,261,000            18,491,931
  8.250%, due 03/31/10                              3,570,000             2,733,192
  12.750%, due 06/24/28                             8,430,000             8,303,550
Russian Ministry of Finance
  3.000%, due 05/14/03                              2,045,000             1,685,489
                                                                       ------------
                                                                         33,665,813
                                                                       ------------

                                       64

                                                     FACE
                                                    AMOUNT                VALUE
                                                  -----------          ------------
SOUTH KOREA -- 0.96%
Chohung Bank Co., Ltd.
  11.875%, due 04/01/10                           $ 1,560,000          $  1,638,000
                                                                       ------------
VENEZUELA -- 2.05%
Republic of Venezuela
  0.000%, due 04/15/20                                  5,355                    --
  9.250%, due 09/15/27                              5,060,000             3,501,520
                                                                       ------------
                                                                          3,501,520
                                                                       ------------
Total International Dollar Bonds                                        152,871,709
                                                                       ------------
INTERNATIONAL DOLLAR LOANS -- 0.60%
MOROCCO -- 0.60%
Morocco -- Loan Tranche A FRN
  5.094%, due 01/05/09                              1,119,238             1,029,699
                                                                       ------------
Total Bonds (Cost $150,623,093)                                         155,022,895
                                                                       ------------
                                                    SHARES
SHORT-TERM INVESTMENTS -- 6.64%
INVESTMENT COMPANIES -- 6.06%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund                  10,322,322            10,322,322
                                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.58%
U.S. Treasury Bill, due 08/09/01                  $ 1,000,000          $    996,206
                                                                       ------------
Total Short-Term Investments
  (Cost $11,317,144)                                                     11,318,528
                                                                       ------------
Total Investments
  (Cost $161,940,237)  97.61% (a)                                       166,341,423
Cash and other assets,
  less liabilities -- 2.39%                                               4,065,307
                                                                       ------------
Net Assets -- 100%                                                     $170,406,730
                                                                       ============

               See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $161,940,237; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                              $  8,208,662
            Gross unrealized depreciation                                (3,807,476)
                                                                       ------------
                     Net unrealized appreciation                       $  4,401,186
                                                                       ============

(b) Non-income producing security.

BR:    Bearer
FLIRB: Front Loaded Interest Reduction Bond
FRN:   Floating rate note-- The rate disclosed is that in effect at June 30,2001
PIK:   Payments in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the value of these securities amounted to $4,206,585 or 2.47% of net assets.

FORWARD FOREIGN CURRENCY CONTRACT
The Brinson Emerging Markets Debt Fund had the following open forward foreign currency contract as of June 30, 2001:

                                                                       SETTLEMENT        LOCAL        CURRENT    UNREALIZED
                                                                          DATE         CURRENCY        VALUE        GAIN
                                                                       -----------    -----------   ----------- -----------
FORWARD FOREIGN CURRENCY SALE CONTRACT:
Japanese Yen (JPY)                                                     09/06/2001     126,000,000    $1,017,447     $91,718
                                                                                                                    =======

FUTURES CONTRACTS
The Brinson Emerging Markets Debt Fund had the following open futures contracts as of June 30, 2001:

                                                                       EXPIRATION        COST/        CURRENT    UNREALIZED
                                                                          DATE         PROCEEDS        VALUE     GAIN/(LOSS)
                                                                       -----------    -----------   -----------  -----------
U.S. INTEREST RATE FUTURES BUY CONTRACTS:
30 Year U.S. Treasury Bonds, 45 contracts                              March 2001     $10,353,079   $10,532,813    $179,734

U.S. INTEREST RATE FUTURES SALE CONTRACTS:
10 Year U.S. Treasury Notes, 60 contracts                              March 2001       6,119,580     6,180,938     (61,358)
                                                                                                                  -----------
                                                                                                                   $118,376
                                                                                                                  ===========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2001 was $996,206.

SWAP CONTRACTS
The Brinson Emerging Markets Debt Fund has entered into total return swap contracts as of June 30, 2001. The following reflects the open swap positions as of June 30, 2001.

                                                                                                        NET
                                                                        NOTIONAL                    UNREALIZED
                                                                         AMOUNTS        COUNTRY     GAIN (LOSS)   EXPOSURE
                                                                       -----------    -----------   -----------  -----------
TOTAL RETURN SWAP CONTRACTS
BUY CONTRACTS:
Federal Republic of Brazil, 5.45%, due 03/16/2006                      $3,283,000       Brazil       $(156,000)        1.84%


SALE CONTRACTS:
Federal Republic of Brazil, 4.45%, due 03/16/2004                      (3,283,000)      Brazil          75,600        (1.88)
                                                                                                     ----------       ------
                                                                                                     $ (80,400)       (0.04)%
                                                                                                     ==========       ======

                See accompanying notes to financial statements.

This page intentionally left blank.

THE BRINSON RELATIONSHIP FUNDS - FINANCIAL STATMENTS

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)                                          GLOBAL                          U.S. LARGE
                                                                 SECURITIES       U.S. EQUITY    CAPITALIZATION      U.S. VALUE
                                                                    FUND             FUND          EQUITY FUND       EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost:
    Unaffiliated issuers                                      $   417,992,174   $   43,416,401   $   12,745,458   $   107,931,532
    Affiliated issuers                                            122,117,880        1,345,070           64,799         1,050,561
  Foreign currency, at cost                                           205,797                -                -                 -
  Investments of cash collateral received for securities                    -                -                -                 -
  loaned, at cost                                                 130,213,511
                                                              ---------------   --------------   --------------   ----------------
                                                              $   670,529,362   $   44,761,471   $   12,810,257   $   108,982,093
                                                              ===============   ==============   ==============   ================
  Investments, at value:                                                    -                -
    Unaffiliated issuers                                      $   418,340,112   $   47,203,888   $   13,584,153   $   114,198,274
    Affiliated issuers                                            132,571,144        1,345,070           64,799         1,050,561
  Foreign currency, at value                                          204,821                -                -                 -
  Investments of cash collateral received for securities                    -                -                -                 -
  loaned, at value                                                127,270,055                -                -                 -
  Cash                                                                      -
  Receivables:
    Investment securities sold                                      2,477,175          257,891           32,899           444,412
    Due from Advisor                                                        -            5,382            2,524             2,855
    Dividends                                                         392,281           43,707           12,194           117,686
    Interest                                                        2,088,173            6,947              634             5,119
    Fund shares sold                                                        -                -                -                 -
    Variation margin                                                  398,088                -                -             4,486
  Other assets                                                              -                -                -                 -
  Net unrealized appreciation on forward foreign currency                   -                -                -                 -
  contracts
                                                              ---------------   --------------   --------------   ----------------
    TOTAL ASSETS                                                  683,741,849       48,862,885       13,697,203       115,823,393
                                                              ---------------   --------------   --------------   ----------------
LIABILITIES:
  Payables:
    Securities loaned                                             130,213,511                -                -                 -
    Investment securities purchased                                 2,592,663          153,308           17,536           166,961
    Variation margin                                                        -                -                -                 -
    Distributions                                                           -                -                -                 -
    Due to custodian bank                                             631,098          214,553           21,879           184,305
    Country tax                                                             -                -                -                 -
    Accrued expenses                                                  171,149           13,277           17,890            17,755
  Net unrealized depreciation on swap contracts                             -                -                -                 -
  Net unrealized depreciation on forward foreign currency                                    -                -                 -
  contracts                                                         7,344,418
                                                                            -
                                                              ---------------   --------------   --------------   ----------------
    TOTAL LIABILITIES                                             140,952,839          381,138           57,305            369,021
                                                              ---------------   --------------   --------------   ----------------
NET ASSETS                                                    $   542,789,010   $   48,481,747   $   13,639,898   $    115,454,372
                                                              ===============   ==============   ==============   ================
    Shares outstanding                                             30,068,749        3,759,781        1,589,481         9,121,762
                                                              ===============   ==============   ==============   ================
    Net asset value, offering and redemption price per share+ $       18.0516   $      12.8948   $       8.5814   $       12.6570
                                                              ===============   ==============   ==============   ================

Maximum offering price per share for the Brinson Emerging Markets Equity
Fund is $8.2338 (net asset value, plus 1.52% of net asset value, or1.50% of offering price).
Redemption price per share for the Brinson Emerging Markets Equity Fund is $7.9888 (net asset value, less 1.50% of net asset value, or 1.52% of redemption value).
Maximum offering price per share for the Brinson Emerging Markets Debt Fund is $29.2589 (net asset value, plus 0.50%of net asset value, or 0.50%of offering price).

------------------------------------------------------------------------------------------------------------------------------------
   U.S. SMALL                      EMERGING        U.S. CASH                                                       EMERGING
CAPITALIZATION    INTERNATIONAL     MARKETS        MANAGEMENT      SHORT-TERM       U.S. BOND      HIGH YIELD       MARKETS
  EQUITY FUND      EQUITY FUND    EQUITY FUND      PRIME FUND         FUND            FUND           FUND          DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
 $ 154,390,314    $ 72,164,743   $ 269,741,562   $           -    $ 33,723,038    $ 33,181,704   $ 255,809,250   $ 151,617,915
    12,684,492       1,423,712      22,680,650     933,452,738               -       1,023,993       3,566,227      10,322,322
             -       1,293,971       2,273,109               -               -               -               -               -
             -               -               -               -               -               -               -               -
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
 $ 167,074,806    $ 74,882,426   $ 294,695,321   $ 933,452,738    $ 33,723,038    $ 34,205,697   $ 259,375,477   $ 161,940,237
 =============    ============   =============   =============    ============    ============   =============   =============
 $ 168,852,735    $ 64,724,060   $ 227,591,529   $           -    $ 33,727,568    $ 33,272,077   $ 231,302,324   $ 156,019,101
    12,684,492       1,423,712      22,680,650     933,452,738               -       1,023,993       3,566,227      10,322,322
             -       1,290,953       2,273,109               -               -               -               -               -
             -               -               -               -               -               -               -               -
             -           9,986               -               -       1,344,791           3,449               -         610,438
       113,652         529,616         614,691               -               -         153,839       1,027,500          61,664
        21,793           4,803               -               -               -           4,192          14,171               -
       163,231         129,364         805,967               -               -               -               -          74,432
        42,902           5,220         116,021       3,227,941         158,706         454,303       5,411,259       3,446,283
             -               -               -               -               -               -               -               -
        51,700               -               -               -               -               -               -               -
             -               -               -               -               -               -               -               -
             -          38,808               -               -               -               -               -          91,718
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
   181,930,505      68,156,522     254,081,967     936,680,679      35,231,065      34,911,853     241,321,481     170,625,958
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
             -               -               -               -               -               -               -               -
        37,999         174,018       1,030,234               -               -         704,972         738,825               -
             -               -               -               -               -               -               -          58,594
             -               -               -       3,220,136               -               -               -               -
             -               -         551,030               -               -               -               -               -
             -               -          22,513               -               -               -               -               -
        17,829          42,894         252,470          19,544           7,757          27,662          51,027          80,234
             -               -       5,188,339               -               -               -               -          80,400
             -               -               -               -               -               -               -               -
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
        55,828         216,912       7,044,586       3,239,680           7,757         732,634         789,852         219,228
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
 $ 181,874,677    $ 67,939,610   $ 247,037,381   $ 933,440,999    $ 35,223,308    $ 34,179,219   $ 240,531,629   $ 170,406,730
 =============    ============   =============   =============    ============    ============   =============   =============
     7,351,862       6,504,884      30,458,906     933,440,999       3,020,350       3,037,601      17,751,612       5,853,232
 =============    ============   =============   =============    ============    ============   =============   =============
     $ 24.7386       $ 10.4444        $ 8.1105   $      1.0000    $    11.6620    $    11.2520   $     13.5498   $     29.1133
 =============    ============   =============   =============    ============    ============   =============   =============

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATION FOR THE PERIOD ENDED
JUNE 30, 2001(UNAUDITED)
                                                                     GLOBAL                        U.S. LARGE
                                                                   SECURITIES     U.S. EQUITY    CAPITALIZATION    U.S. VALUE
                                                                     FUND            FUND         EQUITY FUND     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                                     $  2,666,364    $    416,001   $      89,091   $   1,017,684
    Interest                                                         3,714,444          54,115          15,613          35,805
    Securities lending-net                                             407,171               -               -               -
    Foreign tax withheld                                             (125,727)               -               -               -
                                                                  ------------    ------------   -------------   -------------
       TOTAL INCOME                                                  6,662,252         470,116         104,704       1,053,489
                                                                  ------------    ------------   -------------   -------------
EXPENSES:
    Professional                                                        54,090           9,091           4,129           7,940
    Administration                                                      24,384               -               -               -
    Custodian                                                           43,922             788             172           1,400
    Trustees                                                             3,421           2,174           1,810           1,452
    Printing                                                             1,689             154               -             181
    Other                                                                5,946           1,956             180             915
                                                                  ------------    ------------   -------------   -------------
       TOTAL EXPENSES                                                  133,452          14,163           6,291          11,888
                                                                  ------------    ------------   -------------   -------------
       Expenses deferred by Advisor                                          -        (10,907)         (5,696)         (6,273)
       Earnings credits                                                (8,984)               -               -               -
                                                                  ------------    ------------   -------------   -------------
       NET EXPENSES                                                    124,468           3,256             595           5,615
                                                                  ------------    ------------   -------------   -------------
       NET INVESTMENT INCOME                                         6,537,784         466,860         104,109       1,047,874
                                                                  ------------    ------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                      6,914,082       1,744,379         246,260       4,804,919
    Futures contracts                                                6,513,156       (113,082)       (101,381)       (129,800)
    Swap contracts                                                          -                -               -               -
    Foreign currency transactions                                  (3,343,235)               -               -               -
                                                                  ------------    ------------   -------------   -------------
       Net realized gain (loss)                                     10,084,003       1,631,297         144,879       4,675,119
                                                                  ------------    ------------   -------------   -------------
  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency                               (8,495,675)       (150,710)       (150,553)     (2,293,839)
    Futures contracts                                              (2,944,788)               -               -         107,499
    Forward contracts                                              (5,778,793)               -               -               -
    Swap contracts and country tax                                           -               -               -               -
    Option contracts                                                         -               -               -               -
    Translation of other assets and liabilities                                                                             -
       denominated in foreign currency                               (114,574)               -               -
                                                                  ------------    ------------   -------------   -------------
       Change in net unrealized appreciation                                                                                -
         or depreciation                                          (17,333,830)       (150,710)       (150,553)     (2,186,340)
                                                                  ------------    ------------   -------------   -------------
  Net realized and unrealized gain (loss)                          (7,249,827)       1,480,587         (5,674)       2,488,779
                                                                  ------------    ------------   -------------   -------------
  Net increase (decrease) in net assets resulting
    from operations                                               $  (712,043)    $  1,947,447   $      98,435   $   3,536,653
                                                                  ============    ============   =============   =============

                                       70

------------------------------------------------------------------------------------------------------------------------------
   U.S. SMALL                      EMERGING        U.S. CASH                                                       EMERGING
CAPITALIZATION    INTERNATIONAL     MARKETS        MANAGEMENT      SHORT-TERM       U.S. BOND      HIGH YIELD       MARKETS
  EQUITY FUND      EQUITY FUND    EQUITY FUND      PRIME FUND         FUND            FUND           FUND          DEBT FUND
------------------------------------------------------------------------------------------------------------------------------

  $  2,192,267    $  1,037,842   $   2,967,024   $          -     $          -    $      5,423   $          -    $           -
       517,241          27,752       1,014,276      23,838,702       1,096,721       1,206,638      16,519,188      13,655,367
             -               -               -               -               -               -               -               -
             -       (105,792)       (134,962)               -               -               -               -        (45,588)
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
     2,709,508         959,802       3,846,338      23,838,702       1,096,721       1,212,061      16,519,188      13,609,779
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
        14,353          15,407          68,441          30,171           6,371           8,149          18,062          49,929
             -               -          99,512               -               -               -               -          79,736
         4,212          25,544         398,419               -             429             454           3,837          20,291
         2,898           1,376           1,702           7,666           2,006           1,818           2,844           2,357
           304               -             730             578               -              86             152             369
         4,316             992           2,601           7,241             261             181           3,521           1,719
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
        26,083          43,319         571,405          45,656           9,067          10,688          28,416         154,401
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
      (26,083)        (14,129)               -               -           (486)         (8,977)        (28,416)               -
             -         (8,134)         (6,977)               -               -               -               -            (93)
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
             -          21,056         564,428          45,656           8,581           1,711               -         154,308
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
     2,709,508         938,746       3,281,910      23,793,046       1,088,140       1,210,350      16,519,188      13,455,471
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
    13,535,171     (2,443,984)    (22,668,718)               -            (89)         659,154    (17,919,804)       1,693,442
   (1,186,183)               -               -               -               -               -               -       (399,775)
             -               -     (4,638,686)               -               -               -               -               -
             -         805,757        (37,438)               -               -               -               -         130,277
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
    12,348,988     (1,638,227)    (27,344,842)               -            (89)         659,154    (17,919,804)       1,423,944
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
    38,855,531     (6,050,012)      13,839,185               -          24,904       (597,137)      11,482,294         411,630
       223,609               -               -               -               -               -               -          34,374
             -     (1,187,576)               -               -               -               -               -         (7,910)
             -               -       5,082,337               -               -               -               -        (80,400)
             -               -               -               -               -               -               -        (44,870)
             -          34,435        (14,168)               -               -               -               -             465
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
    39,079,140     (7,203,153)      18,907,354               -          24,904       (597,137)      11,482,294         313,289
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
    51,428,128     (8,841,380)     (8,437,488)               -          24,815          62,017     (6,437,510)       1,737,233
 -------------    ------------   -------------   -------------    ------------    ------------   -------------   -------------
  $ 54,137,636    $(7,902,634)   $ (5,155,578)   $  23,793,046    $  1,112,955    $  1,272,367     $10,081,678   $  15,192,704
 =============    ============   =============   =============    ============    ============   =============   =============

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30,2001 (Unaudited)

                                                                                                 Global
                                                                                               Securities
                                                                                                 Fund
                                                                                       -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                                    $        (712,043)
Adjustments to reconcile net decreasein net assets
resulting from operations to net cash used
foroperating activities:
Net realized and unrealized gain on investments                                         $       7,253,445
Increase in receivable for investment securities sold                                             (84,192)
Increase in dividends and interest receivable                                                    (279,479)
Increase in other assets                                                                         (647,995)
Decrease in variation margin                                                                    1,007,609
Decrease in payable for securities purchased                                                   (6,667,355)
Decrease in accrued expenses                                                                     (401,537)
Net amortization of premium                                                                       276,386
Purchases of investments                                                                     (428,459,770)
Proceeds from sales of investments                                                            376,490,536
Net realized gain on futures contracts                                                          6,513,156
Net realized loss on foreign currency transactions                                             (3,343,235)
Change in net unrealized appreciation or depreciation on future contracts                      (3,096,759)
Change in net unrealized appreciation or depreciation on other assets and liabilities              37,397
Net decrease in foreign currency                                                                  745,769
                                                                                       -------------------
Net cash used for operating activities                                                        (51,368,067)
                                                                                       -------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net capital shares transactions                                                                56,380,977
Net decrease from securities lending                                                           (6,831,139)
                                                                                       -------------------
Net cash provided by financing activities                                                      49,549,838
                                                                                       -------------------
Net decrease in cash                                                                           (1,818,229)
CASH AT BEGINNING OF PERIOD                                                                     1,187,131
                                                                                       -------------------
CASH (DUE TO CUSTODIAN) AT END OF PERIOD                                                $        (631,098)
                                                                                       ===================

This page intentionally left blank.
                                       73

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  GLOBAL SECURITIES FUND                 U.S. EQUITY FUND
                                                             -------------------------------    --------------------------------
                                                                SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                   ENDED             ENDED            ENDED             ENDED
                                                              JUNE 30, 2001      DECEMBER 31,     JUNE 30, 2001     DECEMBER 31,
                                                                (UNAUDITED)          2000          (UNAUDITED)          2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                       $  6,537,784    $   25,776,771        $ 466,860      $  2,218,719
   Net realized gain (loss)                                      10,084,003        17,703,581        1,631,297       (14,951,674)
   Change in net unrealized appreciation or depreciation        (17,333,830)       (9,807,982)        (150,710)       13,952,480
                                                               -------------   ---------------       ----------     -------------
   Net increase (decrease) in net assets from operations           (712,043)       33,672,370        1,947,447         1,219,525
                                                               -------------   ---------------       ----------     -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Shares sold                                                  110,851,300        29,156,389               --        20,966,597
   Shares redeemed                                              (52,952,088)     (888,827,915)     (19,978,061)     (160,498,933)
                                                               -------------   ---------------     ------------     -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                 57,899,212      (859,671,526)     (19,978,061)     (139,532,336)
                                                               -------------   ---------------     ------------     -------------
   INCREASE (DECREASE) IN NET ASSETS                             57,187,169      (825,999,156)     (18,030,614)     (138,312,811)
   NET ASSETS, BEGINNING OF PERIOD                              485,601,841     1,311,600,997       66,512,361       204,825,172
                                                               -------------   ---------------     ------------     -------------
   NET ASSETS, END OF PERIOD                                   $542,789,010    $  485,601,841      $48,481,747      $ 66,512,361
                                                               =============   ===============     ============     =============
SHARE TRANSACTIONS:
   Shares sold                                                    6,128,494         1,733,382               --         1,841,634
   Shares redeemed                                               (2,948,201)      (52,790,607)      (1,577,168)      (13,693,966)
                                                                ------------    --------------     ------------     -------------
   Net increase (decrease) in shares outstanding                  3,180,293       (51,057,225)      (1,577,168)      (11,852,332)
                                                               =============   ===============     ============     =============

                See accompanying notes to financial statements.

                                       74

       U.S. LARGE CAPITALIZATION                                                                 U.S. SMALL CAPITALIZATION
              EQUITY FUND                             U.S. VALUE EQUITY FUND                            EQUITY FUND
  ----------------------------------            --------------------------------          ----------------------------------------

      SIX MONTHS           YEAR                    SIX MONTHS          YEAR                    SIX MONTHS           YEAR
         ENDED             ENDED                      ENDED            ENDED                      ENDED             ENDED
    JUNE 30, 2001       DECEMBER 31,             JUNE 30, 2001      DECEMBER 31,             JUNE 30, 2001       DECEMBER 31,
     (UNAUDITED)           2000                   (UNAUDITED)           2000                   (UNAUDITED)           2000
----------------------------------------------------------------------------------------------------------------------------------
      $   104,109        $   177,231             $  1,047,874      $  2,563,313              $   2,709,508     $   8,723,552
          144,879           (185,399)               4,675,119         1,050,157                 12,348,988        40,866,365
         (150,553)         1,076,644               (2,186,340)       14,666,836                 39,079,140        (4,991,511)
      -----------        -----------             ------------      ------------              -------------     -------------
           98,435          1,068,476                3,536,653        18,280,306                 54,137,636        44,598,406
      -----------        -----------             ------------      ------------              -------------     -------------

               --         12,918,878                3,634,440        13,463,429                         --        23,380,905
       (1,102,512)          (205,000)              (5,800,111)      (17,166,121)              (234,060,073)     (270,806,998)
      -----------        -----------             ------------      ------------              -------------     -------------

       (1,102,512)        12,713,878               (2,165,671)       (3,702,692)              (234,060,073)     (247,426,093)
      -----------        -----------             ------------      ------------              -------------     -------------
       (1,004,077)        13,782,354                1,370,982        14,577,614               (179,922,437)     (202,827,687)
       14,643,975            861,621              114,083,390        99,505,776                361,797,114       564,624,801
      -----------        -----------             ------------      ------------              -------------     -------------
      $13,639,898        $14,643,975             $115,454,372      $114,083,390              $ 181,874,677     $ 361,797,114
      ===========        ===========             ============      ============              =============     =============

               --          1,649,867                  288,727         1,367,049                         --         1,132,126
         (137,987)           (27,522)                (473,868)       (1,577,714)                (9,560,883)      (13,190,589)
      -----------        -----------             ------------      ------------              -------------     -------------
         (137,987)         1,622,345                 (185,141)         (210,665)                (9,560,883)      (12,058,463)
      ===========        ===========             ============      ============              =============     =============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          EMERGING MARKETS
                                                                  INTERNATIONAL EQUITY FUND                 EQUITY FUND
                                                              --------------------------------   -------------------------------
                                                                SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                   ENDED             ENDED            ENDED             ENDED
                                                               JUNE 30, 2001      DECEMBER 31,    JUNE 30, 2001      DECEMBER 31,
                                                                (UNAUDITED)          2000          (UNAUDITED)          2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                        $   938,746     $   1,387,187     $  3,281,910    $    4,584,507
   Net realized gain (loss)                                      (1,638,227)       10,165,417      (27,344,842)       62,994,291
   Change in net unrealized appreciation or depreciation         (7,203,153)      (18,865,699)      18,907,354      (173,376,915)
                                                                -----------     -------------     ------------    --------------
   Net increase (decrease) in net assets from operations         (7,902,634)       (7,313,095)      (5,155,578)     (105,798,117)
                                                                -----------     -------------     ------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Distributions from net investment income                              --                --               --                --
                                                                -----------     -------------     ------------    --------------
   Decrease in net assets from distributions                             --                --               --                --
                                                                -----------     -------------     ------------    --------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Shares sold                                                    1,400,000        15,954,040       20,173,969       118,522,673
   Shares issued on reinvestment of distributions                        --                --               --                --
   Shares redeemed                                                 (785,000)      (52,510,959)     (33,538,023)     (235,500,876)
                                                                -----------     -------------     ------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                    615,000       (36,556,919)     (13,364,054)     (116,978,203)
                                                                -----------     -------------     ------------    --------------
   INCREASE (DECREASE) IN NET ASSETS                             (7,287,634)      (43,870,014)     (18,519,632)     (222,776,320)
                                                                -----------     -------------     ------------    --------------
   NET ASSETS, BEGINNING OF PERIOD                               75,227,244       119,097,258      265,557,013       488,333,333
                                                                -----------     -------------     ------------    --------------
   NET ASSETS, END OF PERIOD                                    $67,939,610     $  75,227,244     $247,037,381    $  265,557,013
                                                                ===========     =============     ============    ==============
SHARE TRANSACTIONS:
   Shares sold                                                      137,469         1,326,913          503,640        11,146,417
   Shares issued on reinvestment of distributions                        --                --               --                --
   Shares redeemed                                                  (71,773)       (4,414,873)      (2,090,168)      (21,184,647)
                                                                -----------     -------------     ------------    --------------
   Net increase (decrease) in shares outstanding                     65,696        (3,087,960)      (1,586,528)      (10,038,230)
                                                                ===========     =============     ============    ==============

*The Fund commenced operations April 28, 2000.

                See accompanying notes to financial statements.


             U.S. CASH
         MANAGEMENT PRIME FUND                             SHORT-TERM FUND                                U.S. BOND FUND
   --------------------------------                 -----------------------------                 -------------------------------
       SIX MONTHS           YEAR                     SIX MONTHS          YEAR                      SIX MONTHS          PERIOD
          ENDED             ENDED                       ENDED            ENDED                        ENDED             ENDED
      JUNE 30, 2001      DECEMBER 31,               JUNE 30, 2001     DECEMBER 31,                JUNE 30, 2001      DECEMBER 31,
       (UNAUDITED)          2000                     (UNAUDITED)         2000                      (UNAUDITED)          2000*
------------------------------------------------------------------------------------------------------------------------------------
    $   23,793,046    $    50,741,644               $ 1,088,140      $  1,247,953                 $  1,210,350       $   743,036
                --                 --                       (89)            8,797                      659,154           403,912
                --                 --                    24,904           (24,149)                    (597,137)          687,510
    --------------    ---------------               -----------      ------------                 ------------       -----------
        23,793,046         50,741,644                 1,112,955         1,232,601                    1,272,367         1,834,458
    --------------    ---------------               -----------      ------------                 ------------       -----------

       (23,793,046)       (50,741,644)                       --                --                           --                --
    --------------    ---------------               -----------      ------------                 ------------       -----------
       (23,793,046)       (50,741,644)                       --                --                           --                --
    --------------    ---------------               -----------      ------------                 ------------       -----------

     1,127,700,346      1,897,562,004                        --        40,131,876                      598,406        42,055,283
        13,649,355         31,097,481                        --                --                           --                --
      (865,235,773)    (1,795,118,265)                       --       (12,029,073)                 (11,581,305)               --
    --------------    ---------------               -----------      ------------                 ------------       -----------

       276,113,928        133,541,220                        --        28,102,803                  (10,982,899)       42,055,283
    --------------    ---------------               -----------      ------------                 ------------       -----------
       276,113,928        133,541,220                 1,112,955        29,335,404                   (9,710,532)       43,889,741
    --------------    ---------------               -----------      ------------                 ------------       -----------
       657,327,071        523,785,851                34,110,353         4,774,949                   43,889,751                10
    --------------    ---------------               -----------      ------------                 ------------       -----------
    $  933,440,999    $   657,327,071               $35,223,308      $ 34,110,353                 $ 34,179,219       $43,889,751
    ==============    ===============               ===========      ============                 ============       ===========

     1,127,700,346      1,897,562,004                        --         3,655,451                       53,283         4,032,911
        13,649,355         31,097,481                        --                --                           --                --
      (865,235,773)    (1,795,118,265)                       --        (1,087,460)                  (1,048,594)               --
    --------------    ---------------               -----------      ------------                 ------------       -----------
       276,113,928        133,541,220                        --         2,567,991                     (995,311)        4,032,911
    ==============    ===============               ===========      ============                 ============       ===========


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           EMERGING MARKETS
                                                                          HIGH YIELD FUND                      DEBT FUND
                                                                   -----------------------------     ------------------------------
                                                                    SIX MONTHS           YEAR          SIX MONTHS         YEAR
                                                                       ENDED             ENDED            ENDED           ENDED
                                                                   JUNE 30, 2001     DECEMBER 31,     JUNE 30, 2001    DECEMBER 31,
                                                                    (UNAUDITED)          2000          (UNAUDITED)        2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                          $  16,519,188    $  33,728,278       $ 13,455,471   $  24,951,077
   Net realized gain (loss)                                         (17,919,804)     (33,204,183)         1,423,944      62,034,012
   Change in net unrealized appreciation or depreciation             11,482,294      (13,114,471)           313,289     (46,372,128)
                                                                  -------------    -------------       ------------   -------------
   Net increase (decrease) in net assets from operations             10,081,678      (12,590,376)        15,192,704      40,612,961
                                                                  -------------    -------------       ------------   -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Shares sold                                                       19,113,671      200,063,654         54,576,625      51,927,639
   Shares redeemed                                                 (102,584,927)    (178,363,110)       (75,543,782)   (364,574,108)
                                                                  -------------    -------------       ------------   -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions                                            (83,471,256)      21,700,544        (20,967,157)   (312,646,469)
                                                                  -------------    -------------       ------------   -------------
   INCREASE (DECREASE) IN NET ASSETS                                (73,389,578)       9,110,168         (5,774,453)   (272,033,508)
                                                                  -------------    -------------       ------------   -------------
   NET ASSETS, BEGINNING OF PERIOD                                  313,921,207      304,811,039        176,181,183     448,214,691
                                                                  -------------    -------------       ------------   -------------
   NET ASSETS, END OF PERIOD                                      $ 240,531,629    $ 313,921,207       $170,406,730   $ 176,181,183
                                                                  =============    =============       ============   =============
SHARE TRANSACTIONS:
   Shares sold                                                        1,383,760       14,781,265          1,977,502       2,025,846
   Shares redeemed                                                   (7,361,582)     (13,194,291)        (2,644,551)    (14,912,393)
                                                                  -------------    -------------       ------------   -------------
   Net increase (decrease) in shares outstanding                     (5,977,822)       1,586,974           (667,049)    (12,886,547)
                                                                  =============    =============       ============   =============

See accompanying notes to financial statements.

THE BRINSON RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                   SIX MONTHS ENDED
                                                     JUNE 30,2001                       YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
GLOBAL SECURITIES FUND                                (UNAUDITED)      2000         1999          1998           1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 18.0599      $ 16.8271   $  16.4989    $   15.0556    $  13.4788  $  11.7181
                                                     ---------      ---------   ----------    -----------    ----------  ----------
Income (loss) from investment operations:
   Net investment income                                0.2400*        0.4900*      1.2120         0.4800*       0.5456*     0.2844
   Net realized and unrealized gain (loss)             (0.2483)        0.7428      (0.8838)        0.9633        1.0312      1.4763
                                                     ---------      ---------   ----------    -----------    ----------  ----------
       Total income (loss) from investment
         operations                                    (0.0083)       1.2328       0.3282          1.4433        1.5768      1.7607
                                                     ---------      ---------   ----------    -----------    ----------  ----------
Net asset value, end of period                       $ 18.0516      $ 18.0599   $  16.8271    $   16.4989    $  15.0556  $  13.4788
                                                     =========      =========   ==========    ===========    ==========  ==========
Total return (non-annualized)                            (0.04)%         7.33%        1.99%          9.59%        11.70%      15.03%

Ratios/Supplemental data:
   Net assets, end of period (in 000s)               $ 542,789      $ 485,602   $ 1,311,601   $ 1,684,481    $1,304,532  $1,758,509
   Ratio of expenses to average net assets                0.05%***       0.05%        0.05%          0.05%         0.05%       0.05%
   Ratio of net investment income to average
     net assets                                           2.62%***       2.93%        3.07%          3.02%         3.72%       4.36%

   Portfolio turnover rate                                  45%            62%          81%            80%          138%        155%
------------------------------------------------------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED                                                PERIOD ENDED
                                                        JUNE30,2001                 YEAR ENDED DECEMBER 31,           DECEMBER 31,
U.S.EQUITY FUND                                        (UNAUDITED)         2000             1999           1998          1997**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    12.4626       $ 11.9159      $   12.3079     $   10.3067     $  10.0000
                                                    ------------       ---------      -----------     -----------     ----------
Income (loss) from investment operations:
   Net investment income                                  0.0928*         1.2318           0.1668          0.1508         0.0498
   Net realized and unrealized gain (loss)                0.3394         (0.6851)         (0.5588)         1.8504         0.2569
                                                    ------------       ---------      -----------     -----------     ----------
       Total income (loss) from investment
         operations                                       0.4322          0.5467          (0.3920)         2.0012         0.3067
                                                    ------------       ---------      -----------     -----------     ----------
Net asset value, end of period                      $    12.8948       $ 12.4626      $   11.9159     $   12.3079     $  10.3067
                                                    ============       =========      ===========     ===========     ==========
Total return (non-annualized)                               3.47%           4.59%          (3.18)%          19.42%          3.07%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)              $     48,482       $  66,512      $   204,825     $   178,972     $   73,631
   Ratio of expenses to average net assets:
     Before expense reimbursement and
       earnings credits                                     0.04%***        0.03%            0.03%           0.02%          0.05%***
     After expense reimbursement and
       earnings credits                                     0.01%***        0.01%            0.01%           0.01%          0.01%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and
       earnings credits                                     1.45%***        1.71%            1.68%           1.78%          2.01%***
     After expense reimbursement and
       earnings credits                                     1.48%***        1.73%            1.70%           1.79%          2.05%***
   Portfolio turnover rate                                    24%             72%              51%             46%             9%
------------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period
 ** The Fund commenced operations August 29, 1997
*** Annualized

                See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                     SIX MONTHS ENDED    YEAR ENDED     PERIOD ENDED
                                                                       JUNE 30, 2001     DECEMBER 31,    DECEMBER 31,
U.S.LARGE CAPITALIZATION EQUITY FUND                                    (UNAUDITED)         2000            1999*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $   8.4771       $   8.1963     $    10.0000
                                                                       ----------       ----------     ------------
Income (loss) from investment operations:
   Net investment income                                                   0.2643           0.1829          1.3195
   Net realized and unrealized gain (loss)                                (0.1600)          0.0979         (3.1232)
                                                                       ----------       ----------     ------------
         Total income (loss) from investment operations                    0.1043           0.2808         (1.8037)
                                                                       ----------       ----------     ------------
Net asset value, end of period                                         $   8.5814       $   8.4771     $    8.1963
                                                                       ==========       ==========    =============
Total return (non-annualized)                                                1.23%            3.43%         (18.04)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                 $   13,640       $   14,644     $      862
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits                       0.09%***         0.27%           0.26%***
     After expense reimbursement and earnings credits                        0.01%***         0.01%           0.01%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits                       1.40%***         1.62%           1.66%***
     After expense reimbursement and earnings credits                        1.48%***         1.88%           1.91%***
   Portfolio turnover rate                                                     26%              67%             142%
-----------------------------------------------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED                                   PERIOD ENDED
                                                           JUNE 30, 2001        YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                                                -----------------------
U.S.VALUE EQUITY FUND                                      (UNAUDITED)          2000             1999             1998**
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   12.2579      $ 10.4550        $  10.4832       $  10.0000
                                                           -----------      ---------        ----------       ----------
Income (loss) from investment operations:
   Net investment income                                        0.1278         0.2834           0.2503            0.1044
   Net realized and unrealized gain (loss)                      0.2713         1.5195          (0.2785)           0.3788
                                                           -----------      ---------        ----------       ----------
          Total income (loss) from investment
            operations                                          0.3991         1.8029           (0.0282)          0.4832
                                                           -----------      ---------        ----------       ----------
Net asset value, end of period                             $   12.6570      $ 12.2579        $  10.4550       $  10.4832
                                                           ===========      =========        ===========      ==========
Total return (non-annualized)                                     3.26%         17.24%            (0.27)%           4.83%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                     $   115,454      $ 114,083        $   99,506       $  112,401
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits            0.02%***       0.04%            0.03%            0.03%***
     After expense reimbursement and earnings credits             0.01%***       0.01%            0.01%            0.01%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits            1.86%***       2.43%            2.02%            2.04%***
     After expense reimbursement and earnings credits             1.87%***       2.46%            2.04%            2.06%***
   Portfolio turnover rate                                          25%            75%              95%              35%
----------------------------------------------------------------------------------------------------------------------------

  * The Fund commenced operations April 30, 1999
 ** The Fund commenced operations June 25, 1998
*** Annualized

                See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                 SIX MONTHS
                                                 ENDED
                                                 JUNE 30,2001                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
U.S.SMALL CAPITALIZATION EQUITY FUND             (UNAUDITED)      2000          1999           1998            1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  21.3920     $  19.4892    $  18.9356    $  20.0635    $   15.2509    $  11.9936
                                                 ----------     ----------    ----------    ----------     -----------    ----------
Income (loss) from investment operations:
   Net investment income                             0.1821*        1.3404        0.0975        0.3375         0.2938        0.2617
   Net realized and unrealized gain (loss)           3.1645         0.5624        0.4561       (1.4654)        4.5188        2.9956
                                                 ----------     ----------    ----------    ----------    -----------    ----------
          Total income (loss) from investment
            operations                               3.3466         1.9028        0.5536       (1.1279)        4.8126        3.2573
                                                 ----------     ----------    ----------    ----------    -----------    ----------
Net asset value, end of period                   $  24.7386     $  21.3920    $  19.4892    $  18.9356    $   20.0635    $  15.2509
                                                 ==========     ==========    ==========    ==========    ===========    ==========
Total return (non-annualized)                         15.64%          9.76%         2.92%       (5.62)%         31.56%        27.16%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)           $  181,875     $  361,797    $  564,625    $  399,822    $   405,352    $  298,978
   Ratio of expenses to average net assets:
     Before expense reimbursement and
         earnings credits                              0.02%***       0.02%         0.01%         0.01%         0.03%         0.09%
     After expense reimbursement and
         earnings credits                              0.00%***       0.00%         0.00%         0.00%          0.00%         0.00%
   Ratio of net investment income
     to average net assets:
     Before expense reimbursement and
         earnings credits                              1.59%***       1.86%         2.05%         1.90%          1.76%         1.78%
     After expense reimbursement and
         earnings credits                              1.61%***       1.88%         2.06%         1.91%          1.79%         1.87%
   Portfolio turnover rate                               39%            60%           57%           40%            45%           39%
------------------------------------------------------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                                    PERIOD ENDED
                                                            JUNE 30, 2001      YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                                                               -----------------------
INTERNATIONAL EQUITY FUND                                    (UNAUDITED)        2000             1999             1998**
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.6827      $ 12.5008       $  10.3223     $    10.0000
                                                             ----------      ---------       ----------     ------------
Income (loss) from investment operations:
   Net investment income                                         0.1396         0.3289           0.1796           0.0570
   Net realized and unrealized gain (loss)                      (1.3779)       (1.1470)          1.9989           0.2653
                                                             ----------      ---------       ----------     ------------
          Total income (loss) from investment operations        (1.2383)       (0.8181)          2.1785           0.3223
                                                             ----------      ---------       ----------     ------------
Net asset value, end of period                               $  10.4444      $ 11.6827       $  12.5008     $    10.3223
                                                             ==========      =========       ==========     ============
Total return (non-annualized)                                    (10.60)%        (6.54)%          21.10%            3.22%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                       $   67,940       $ 75,227       $  119,097      $    75,561
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits             0.12%***       0.11%            0.12%            0.10%***
     After expense reimbursement and earnings credits              0.06%***       0.06%            0.06%            0.06%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits             2.61%***       1.64%            1.90%            1.40%***
     After expense reimbursement and earnings credits              2.67%***       1.69%            1.96%            1.44%***
   Portfolio turnover rate                                           26%            63%              86%              41%
------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period
 ** The Fund commenced operations June 26, 1998
*** Annualized

                See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                             SIX MONTHS ENDED
                                               JUNE 30, 2001                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                   (UNAUDITED)       2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  8.2869      $  11.6039     $  7.0004     $   9.1635     $    10.1862    $  9.3164
                                               ---------      ----------     ---------     ----------     ------------    ---------
Income (loss) from investment operations:
   Net investment income                          0.1769          0.4255        0.3658         0.2647           0.2561*      0.1810
   Net realized and unrealized gain (loss)       (0.3533)        (3.7425)       4.2377        (2.4278)         (1.2788)      0.6888
                                               ---------      ----------     ---------     ----------     ------------    ---------
          Total income (loss) from investment
            operations                           (0.1764)        (3.3170)       4.6035        (2.1631)         (1.0227)      0.8698
                                               ---------      ----------     ---------     ----------     ------------    ---------
Net asset value, end of period                 $  8.1105      $   8.2869     $ 11.6039     $   7.0004     $     9.1635    $ 10.1862
                                               =========      ==========     =========     ==========     ============    =========
Total return (non-annualized)                     (2.13)%        (28.59)%        65.76%       (23.61)%         (10.04)%        9.34%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)         $ 247,037      $  265,557     $ 488,333     $  406,726     $    451,873    $ 179,338
   Ratio of expenses to average net assets:
     Before expense reimbursement and
        earnings credits                            0.43%***        0.49%         0.47%          0.38%            0.28%        0.46%
     After expense reimbursement and
        earnings credits                             N/A            0.48%          N/A            N/A              N/A          N/A
   Ratio of net investment income to average net
     assets:
     Before expense reimbursement and
        earnings credits                            2.47%***       1.36%          1.62%          4.13%            2.44%        3.42%
     After expense reimbursement and
        earnings credits                             N/A           1.37%           N/A            N/A              N/A          N/A
   Portfolio turnover rate                            29%            67%            92%           112%              62%          25%
------------------------------------------------------------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED                                   PERIOD ENDED
                                                           JUNE 30, 2001      YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                                                            ---------------------------
U.S.CASH MANAGEMENT PRIME FUND                             (UNAUDITED)         2000             1999           1998**
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  1.0000       $   1.0000       $   1.0000      $    1.0000
                                                           ---------       ----------       ----------      -----------
Net investment income from investment operations              0.0255           0.0645           0.0521           0.0477
                                                           ---------       ----------       ----------      -----------
Distributions from net investment income                     (0.0255)         (0.0645)         (0.0521)         (0.0477)
                                                           ---------       ----------       ----------      -----------
Net asset value, end of period                             $  1.0000       $   1.0000       $   1.0000      $    1.0000
                                                           =========       ==========       ==========      ===========
Total return (non-annualized)                                   2.61%            6.69%            5.34%            4.88%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                     $ 933,441       $  657,327       $  523,786      $   299,224
   Ratio of expenses to average net assets                      0.01%***         0.01%            0.01%            0.01%***
   Ratio of net investment income to average net assets         5.19%***         6.49%            5.23%            5.52%***
------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period
 ** The Fund commenced operations February 18, 1998
*** Annualized
N/A=Not Applicable

                See accompanying notes to financial statements.

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2001                   YEAR ENDED DECEMBER 31,
                                                                                                  -------------------------
SHORT-TERM FUND                                                    (UNAUDITED)                     2000          1999(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $    11.2935            $   10.5557        $ 10.0000
                                                                       ------------            -----------        ---------
Income from investment operations:
   Net investment income                                                     0.3603                 0.8200(2)        0.5217
   Net realized and unrealized gain (loss)                                   0.0082                (0.0822)          0.0340
                                                                       ------------            -----------        ---------
         Total income from investment operations                             0.3685                 0.7378           0.5557
                                                                       ------------            -----------        ---------
Net asset value, end of period                                         $    11.6620            $   11.2935        $ 10.5557
                                                                       ============            ===========        =========
Total return (non-annualized)                                                  3.26%                  6.99%            5.56%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                 $     35,223            $    34,110        $   4,775
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                       0.05%(4)                0.10%            0.45%
      After expense reimbursement and earnings credits                         N/A                    0.05%            0.05%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                       6.34%(4)                7.27%            5.03%
      After expense reimbursement and earnings credits                         N/A                    7.32%            5.43%
---------------------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                                     JUNE 30, 2001    DECEMBER 31,
U.S.BOND FUND                                                      (UNAUDITED)         2000(3)
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                     $   10.8829        $ 10.0000
                                                                         -----------        ---------
Income from investment operations:
   Net investment income                                                      0.3677           0.1842
   Net realized and unrealized gain                                           0.0014           0.6987
                                                                         -----------        ---------
   Total income from investment operations                                    0.3691           0.8829
                                                                         -----------        ---------
Net asset value, end of period                                           $   11.2520        $ 10.8829
                                                                         ===========        =========
Total return (non-annualized)                                                   3.39%            8.83%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                   $    34,179        $  43,890
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                         0.06%(4)         0.20%(4)
      After expense reimbursement and earnings credits                          0.01%(4)         0.01%(4)
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                         6.62%(4)         6.60%(4)
      After expense reimbursement and earnings credits                          6.67%(4)         6.79%(4)
   Portfolio turnover rate                                                       120%             231%
-----------------------------------------------------------------------------------------------------

1 The Fund commenced operations December 31, 1998
2 The net investment income per share data was determined by using average shares outstanding throughout the period
3 The Fund commenced operations April 28, 2000
4 Annualized
N/A=Not Applicable

                See accompanying notes to financial statements.

                                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2001    ---------------------------------------------------------------
HIGH YIELD FUND                                     (UNAUDITED)       2000         1999             1998            1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.2292    $  13.7659   $  13.1736    $  13.9645    $  12.3175    $  10.7361
                                                     ----------    ----------   ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income                                 0.7400*       1.1583       1.5473        1.4678(*)     1.3299(*)     0.8041
   Net realized and unrealized gain (loss)              (0.4194)      (1.6950)     (0.9550)      (2.2587)       0.3171        0.7773
                                                     ----------    ----------   ----------    ----------    ----------    ----------
         Total income (loss) from investment
           operations                                    0.3206       (0.5367)      0.5923       (0.7909)       1.6470        1.5814
                                                     ----------    ----------   ----------    ----------    ----------    ----------
Net asset value, end of period                       $  13.5498    $  13.2292   $  13.7659    $  13.1736     $ 13.9645    $  12.3175
                                                     ==========    ==========   ==========    ==========    ==========    ==========

Total return (non-annualized)                              2.42%        (3.90)%       4.50%        (5.66)%       13.37%       14.73%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)               $  240,532       313,921   $  304,811    $  308,483     $ 156,521    $  165,050
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings
         credits                                           0.02%**       0.01 %       0.01%         0.02%         0.06%        0.14%
      After expense reimbursement and earnings
         credits                                           0.00%**       0.00 %       0.00%         0.00%         0.00%        0.00%
   Ratio of net investment income to average net
      assets:
      Before expense reimbursement and earnings
         credits                                          10.74%**      10.39 %       9.56%        10.75%        10.09%        9.17%
      After expense reimbursement and earnings
         credits                                          10.76%**      10.40 %       9.57%        10.77%        10.15%        9.31%
   Portfolio turnover rate                                   37%           65 %         93%          106%           76%          45%
------------------------------------------------------------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2001    ---------------------------------------------------------------
EMERGING MARKETS DEBT FUND                          (UNAUDITED)       2000         1999             1998            1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 27.0205     $ 23.0957   $ 17.5294      $ 20.2278     $ 16.8816     $ 11.6401
                                                     ----------    ----------   ---------     ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income                                 1.7695*       2.7100*     2.6800*        2.2017        1.7757*       1.3882
   Net realized and unrealized gain (loss)               0.3233        1.2148      2.8863        (4.9001)       1.5705        3.8533
                                                     ----------    ----------   ---------     ----------    ----------    ----------
         Total income (loss) from investment
           operations                                    2.0928        3.9248      5.5663        (2.6984)       3.3462        5.2415
                                                     ----------    ----------   ---------     ----------    ----------    ----------
Net asset value, end of period                        $ 29.1133     $ 27.0205   $ 23.0957      $ 17.5294     $ 20.2278     $ 16.8816
                                                     ==========    ==========   =========     ==========    ==========    ==========
Total return (non-annualized)                              7.75%        16.99%      31.75%        (13.34)%       19.82%       45.03%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                $ 170,407     $ 176,181   $ 448,215      $ 398,238     $ 428,085     $ 222,571
   Ratio of expenses to average net assets                 0.15%**       0.14%       0.12%          0.12%         0.13%        0.18%
   Ratio of net investment income to average net
      assets                                              12.65%**      10.93%      13.66%         12.21%         9.83%       11.89%
   Portfolio turnover rate                                   97%          112%         68%           122%          120%          71%
------------------------------------------------------------------------------------------------------------------------------------

* The net investment income per share data was determined by using average shares outstanding throughout the period
** Annualized

                See accompanying notes to financial statements.

THE BRINSON RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of twelve series representing separate portfolios of investments, each of which is non-diversified. The twelve series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund, Brinson U.S. Small Capitalization Equity Fund, Brinson International Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Cash Management Prime Fund,Brinson Short-Term Fund, Brinson U.S. Bond Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Total return swaps are marked-to-market daily based upon quotations from market makers. Written options are marked-to-market daily based upon quotations from market makers. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statements of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. DISTRIBUTIONS: With the exception of the Brinson U.S. Cash Management Prime Fund, none of the Brinson Relationship Funds currently intends to declare and pay dividends. For the Brinson U.S. Cash Management Prime Fund, net investment income dividends are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

F. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors. For tax purposes each component of the Fund's net assets are reported at the investor level, therefore, the Statements of Assets and Liabilities does not present the components of net assets.

G. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. EARNINGS CREDITS: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statements of operations.

2.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. With respect to Brinson High Yield Fund, UBS Asset Management (New York), Inc. (the "Sub-Advisor") is responsible for managing a portion of the Fund pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement) with the Advisor. The Sub- Advisor does not receive any compensation under the Sub-Advisory Agreement for providing services to the Advisor. The Advisor has agreed to reimburse the Brinson U.S. Small Capitalization Equity Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund                                            0.05%
Brinson U.S. Equity Fund                                                  0.01
Brinson U.S. Large Capitalization Equity Fund                             0.01
Brinson U.S. Value Equity Fund                                            0.01
Brinson International Equity Fund                                         0.06
Brinson Emerging Markets Equity Fund                                      0.50
Brinson U.S. Cash Management Prime Fund                                   0.01
Brinson Short-Term Fund                                                   0.05
Brinson U.S. Bond Fund                                                    0.01
Brinson Emerging Markets Debt Fund                                        0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund                                          $3,421
Brinson U.S. Equity Fund                                                 2,174
Brinson U.S. Large Capitalization Equity Fund                            1,810
Brinson U.S. Value Equity Fund                                           1,452
Brinson U.S. Small Capitalization Equity Fund                            2,897
Brinson International Equity Fund                                        1,376
Brinson Emerging Markets Equity Fund                                     1,702
Brinson U.S. Cash Management Prime Fund                                  7,666
Brinson Short-Term Fund                                                  2,006
Brinson U.S. Bond Fund                                                   1,818
Brinson High Yield Fund                                                  2,844
Brinson Emerging Markets Debt Fund                                       2,357

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 24.42% of the Fund's total net assets at June 30, 2001. Amounts relating to those investments at June 30, 2001 are summarized as follows:

                                                                                              NET        CHANGE IN
                                                                             SALES         REALIZED   NET UNREALIZED
AFFILIATES                                               PURCHASES         PROCEEDS       GAIN/(LOSS)   GAIN/(LOSS)        VALUE
----------                                               ---------         --------       -----------   -----------        -----
Brinson U.S. Small Capitalization Equity Fund                     --               --            N/A    $ 2,179,012    $ 16,086,935
Brinson Emerging Markets Equity Fund                      $3,000,000               --            N/A       (531,861)     20,922,651
Brinson High Yield Fund                                    5,700,000               --            N/A        691,101      34,805,903
Brinson Emerging Markets Debt Fund                                --               --            N/A      1,211,346      16,849,632
Brinson Supplementary Trust
   U.S. Cash Management Prime Fund                       168,274,665     $158,818,400            N/A            N/A      43,906,023
                                                        ------------     ------------           ----    -----------    ------------
                                                        $176,974,665     $158,818,400            N/A    $ 3,549,598    $132,571,144
                                                        ============     ============           ====    ===========    ============

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statements of operations. Amounts relating to those investments at June 30, 2001 and for the year then ended are summarized as follows:

                                                                                                                            % OF
                                                                             SALES         INTEREST                          NET
FUND                                                     PURCHASES         PROCEEDS         INCOME         VALUE           ASSETS
----                                                     ---------         --------         ------         -----          -------
Brinson Global Securities Fund                          $168,274,665     $158,818,401     $1,016,679    $43,906,023         8.09%
Brinson U.S. Equity Fund                                   5,865,814        5,401,009         50,922      1,345,070         2.77
Brinson U.S. Large Capitalization Equity Fund              1,275,792        2,060,462         14,382         64,799         0.48
Brinson U.S. Value Equity Fund                            12,244,040       14,086,877         32,373      1,050,561         0.91
Brinson U.S. Small Capitalization Equity Fund             73,571,455       79,263,743        425,980     12,684,492         6.97
Brinson International Equity Fund                          7,559,599        6,789,338         27,752      1,423,712         2.09
Brinson Emerging Markets Equity Fund                      38,333,107       51,987,149      1,022,462     22,680,649         9.18
Brinson U.S. Cash Management Prime Fund                  996,881,063      720,756,696     23,838,702    933,452,738       100.00
Brinson U.S. Bond Fund                                     8,791,070       15,488,297         51,996      1,023,993         2.99
Brinson High Yield Fund                                   75,880,320       95,720,082        164,889      3,566,227         1.48
Brinson Emerging Markets Debt Fund                       126,753,778      125,868,323        172,985     10,322,322         6.06

3.       INVESTMENT TRANSACTIONS
Investment transactions for the period ended June 30, 2001, excluding short-term investments, were as follows:

                                                                        COST OF         PROCEEDS
                                                                       PURCHASES       FROM SALES
                                                                      ------------    -------------
Brinson Global Securities Fund                                        $261,569,329    $205,698,358
Brinson U.S. Equity Fund                                                14,376,910      33,944,926
Brinson U.S. Large Capitalization Equity Fund                            3,545,178       3,791,470
Brinson U.S. Value Equity Fund                                          28,067,008      28,283,911
Brinson U.S. Small Capitalization Equity Fund                          117,839,393     344,988,020
Brinson International Equity Fund                                       18,345,149      17,511,274
Brinson Emerging Markets Equity Fund                                    71,923,170      67,110,874
Brinson U.S. Bond Fund                                                  42,025,468      51,030,142
Brinson High Yield Fund                                                108,046,628     159,650,892
Brinson Emerging Markets Debt Fund                                     187,146,753     198,039,615

4.      SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund enter into swap contracts. Swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In equity swaps, the Brinson Emerging Markets Equity Fund agrees to receive the return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest amount based on the notional amount of the agreement. In a total return swap, the Brinson Emerging Markets Debt Fund exchanges the return of one emerging markets bond for another emerging markets bond.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The statements of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statements of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At June 30, 2001, the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund had open equity swap and total return swap contracts, respectively, with a limited number of international dealers. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of the open equity swap contracts.

5.      FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund, Brinson International Equity Fund and the Brinson Emerging Markets Debt Fund engaged in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statements of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the period ended June 30, 2001, was the Funds' custodian.

6.      FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statements of operations reflects net realized and net unrealized gains and losses on these contracts.

7.      OPTIONS WRITTEN
The Funds may use options contracts to manage their exposure. Writing put options may tend to increase a Fund's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. During the period ended June 30, 2001, the Brinson Emerging Markets Debt Fund had the following option transactions:

                                                    NUMBER OF
WRITTEN OPTION TRANSACTIONS                         CONTRACTS        PREMIUMS
---------------------------                         ----------      ----------
Outstanding, beginning of period                         2,255        $ 45,100
Options expired                                         (2,255)        (45,100)
                                                       --------       ---------
Outstanding, end of period                                   --            $--

8.      SECURITY LENDING
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in securities lending--net in the statements of operations. The Fund receives cash and securities as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are reflected in the statements of assets and liabilities. The value of loaned securities and related collateral outstanding at June 30, 2001, were as follows:

                                               MARKET VALUE OF   COLLATERAL FOR
                                                     LOANED        SECURITIES
                                                  SECURITIES         LOANED
                                               ---------------   ---------------
Brinson Global Securities Fund                  $129,057,684       $130,213,511
                                               ===============   ===============

9.      TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases.

Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund were $529,312 and $5,200,713 and the Brinson Emerging Markets Debt Fund were $271,528 and $147,230 for the six months ended June 30, 2001 and year ended December 31 2000, respectively, and are included in shares sold on the statements of changes in net assets.